UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811- 09525
                                                    ---------------------

                               Rydex Dynamic Funds
       ------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
               (Address of principal executive offices) (Zip code)

                               Carl G. Verboncoeur
                               Rydex Dynamic Funds
                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
       ------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-301-296-5100
                                                          ---------------

                   Date of fiscal year end: December 31, 2005
                                           ------------------

                   Date of reporting period: December 31, 2005
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


                                                               DECEMBER 31, 2005

                                               RYDEX DYNAMIC FUNDS ANNUAL REPORT

                                                                  TITAN 500 FUND
                                                                TEMPEST 500 FUND
                                                               VELOCITY 100 FUND
                                                                VENTURE 100 FUND
                                                        LONG DYNAMIC DOW 30 FUND
                                                     INVERSE DYNAMIC DOW 30 FUND
                                                      TITAN 500 MASTER PORTFOLIO
                                                    TEMPEST 500 MASTER PORTFOLIO
                                                   VELOCITY 100 MASTER PORTFOLIO
                                                    VENTURE 100 MASTER PORTFOLIO
                                            LONG DYNAMIC DOW 30 MASTER PORTFOLIO
                                         INVERSE DYNAMIC DOW 30 MASTER PORTFOLIO

                                                         [LOGO] RYDEXINVESTMENTS
                                                Essential for modern markets(TM)

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Rydex Distributors, Inc.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS ................................................    2

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS ................................    4

ABOUT SHAREHOLDERS' FUND EXPENSES .........................................    5

PERFORMANCE REPORTS AND FUND PROFILES .....................................    7

SCHEDULES OF INVESTMENTS ..................................................   14

DYNAMIC FUNDS

    STATEMENTS OF ASSETS AND LIABILITIES ..................................   32

    STATEMENTS OF OPERATIONS ..............................................   34

    STATEMENTS OF CHANGES IN NET ASSETS ...................................   36

    FINANCIAL HIGHLIGHTS ..................................................   38

DYNAMIC MASTER PORTFOLIOS

    STATEMENTS OF ASSETS AND LIABILITIES ..................................   42

    STATEMENTS OF OPERATIONS ..............................................   44

    STATEMENTS OF CHANGES IN NET ASSETS ...................................   46

    FINANCIAL HIGHLIGHTS ..................................................   48

NOTES TO FINANCIAL STATEMENTS .............................................   49

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ...................   57

OTHER INFORMATION .........................................................   58

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS .............................   61


                                       THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 1

LETTER TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

Many will remember 2005 as a year of unfulfilled promise. The underpinnings were in place for a robust year of stock market gains. Corporate earnings growth continued to set new records, and interest rates, inflation and unemployment remained low. Corporations had massive amounts of cash on hand to grow their businesses and bolster stock prices through buybacks and dividend hikes. The appetite for risk bounced back as well, judging by a near record volume of merger and acquisition activity.

In spite of the positive fundamentals, the major equity indices remained range-bound for much of the year with the bellwether S&P 500(R) Index trading within a narrow 135 point range of 1,137.50 to 1,272.74. Investors were hoping for a replay of 2004's year-end rally, but it was not to be, as a strong November rally was unable to overcome the prior month's sell-off. As a result, the Dow Jones Industrial Average(SM) Index closed the year with fractional gains of 1.72%, while the S&P 500 Index and Nasdaq 100(R) Index ended the year with disappointing 4.91% and 1.49% gains, respectively.

For the first time in seven years, large-cap stocks outperformed small caps as the Russell 1000(TM) Index gained 6.27% compared to 4.55% for the Russell 2000(TM) Index. Mid-cap stocks outperformed both large and small-cap stocks as the Russell Midcap(TM) Index gained 11.0%. Although value stocks slightly outperformed their growth counterparts, it was a statistical dead heat between the two.

For equity investors, the real action in 2005 was in international stocks. The MSCI EAFE Index gained 10.9% in dollar terms. Attractive valuations in European stocks and what looked to be a sustainable economic recovery in Japan attracted investor interest. The double-digit returns in the developed markets paled in comparison to returns in emerging market stocks. The benchmark for emerging market stocks, the MSCI EM Index, returned a whopping 30.3% during the year. This volatile corner of the equity universe was driven by strong returns in Latin American and Middle Eastern markets, among others.

Stock prices were buffeted by strong crosscurrents throughout the year. Although long-term interest rates remained low, the specter of the Federal Reserve's ("Fed") interest rate tightening campaign weighed heavily on the market. Despite the fact that job growth remained healthy and consumers used rising housing prices as an excuse to turn their houses into ATMs to the tune of approximately $800 billion, consumer confidence suffered its largest decline in 15 years in the wake of hurricane Katrina and $70 per barrel oil. Neither the subsequent strong rebound in consumer confidence as energy prices moderated, nor the four consecutive quarters of double-digit earnings growth was enough to kick stock prices higher.

The rise in short-term interest rates held stocks back in 2005. During the course of the year, the Fed increased interest rates eight times, bringing the closely watched Fed Funds Target Rate to 4.25%. It was widely assumed that long-term interest rates would follow suit--an expectation that held stocks in check. Long-term interest rates ended the year little changed. While the yield on the 30-year Treasury Bond fell nearly 30 basis points to 4.53%, the yield on the benchmark 10-year Treasury Note ended the year at 4.39%--only 18 basis points higher than its starting point. A combination of foreign buying, low inflation and demand from both public and private pensions for long maturity assets conspired to keep long-term rates low throughout the year.

By year-end, the potent combination of steadily rising short-term interest rates and static long-term rates gave rise to the dreaded inverted yield curve as the two-year Treasury Note yielded 4.40%, one basis point higher than the 10-year Note. Traditionally, an inverted yield curve portends an economic slowdown.


2 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

LETTER TO OUR SHAREHOLDERS (CONCLUDED)
--------------------------------------------------------------------------------

We base our 2006 outlook on two factors--the economy and interest rates. But if the threat of rising interest rates keeps the market range bound, we believe opportunities exist in three areas during 2006: energy, technology and health care. Although energy prices experienced a run-up of historic proportions in 2005, the sector still exhibits favorable supply/demand characteristics. There is too much demand and not enough supply--a situation that is likely to be in place for the foreseeable future. Technology's relatively low valuations and the possibility of an earnings-driven technology replacement cycle may provide opportunity for the technology sector. And lastly, the defensive nature of health care stocks will serve investors well should economic growth slow appreciably.

We appreciate the trust you have placed in our firm by investing with us.

Sincerely,


/s/ Carl G. Verboncoeur

Carl G. Verboncoeur
President


                                       THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 3

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS  (UNAUDITED))
--------------------------------------------------------------------------------

Many of the Rydex Funds described in this report are benchmarked daily to leveraged or inverse versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

AN EXAMPLE OF COMPOUNDING

For example, consider a hypothetical fund that is designed to produce returns that correspond to 150.0% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6.0% gain and an expectation that the fund will rise by 9.0%. On the same day, the fund's net asset value ("NAV") increases from $10.00 to $10.90 for a gain of 9.0%-in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

               INDEX       INDEX           FUND                        FUND
               LEVEL    PERFORMANCE     EXPECTATION     FUND NAV    PERFORMANCE   ASSESSMENT
--------------------------------------------------------------------------------------------
Start           100                                      $10.00
Day 1           106          6.00%         9.00%         $10.90         9.00%       In line
Day 2            99         -6.60%        -9.90%         $ 9.82        -9.90%       In line
Cumulative                  -1.00%        -1.50%                       -1.80%       -0.30%
--------------------------------------------------------------------------------------------

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor's favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.


4 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

ABOUT SHAREHOLDERS' FUND EXPENSES  (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund's gross income and reduce the investment return of the fund.

A fund's expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning June 30, 2005 and ending December 31, 2005.

The following tables illustrate your fund's costs in two ways:

TABLE 1. BASED ON ACTUAL FUND RETURN. This section helps you estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

      Certain retirement plans such as IRA, Roth IRA and 403(b) accounts are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee will be taken from the proceeds of your redemption.

TABLE 2. BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the "SEC") requires all mutual funds to calculate expenses based on the 5% return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

      Certain retirement plans such as IRA, Roth IRA and 403(b) accounts are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee will be taken from the proceeds of your redemption.

The calculations above assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs which may be incurred by some of the Fund's classes. These costs may include, but are not limited to, sales charges (loads), redemption fees, and exchange fees.

You can find more information about the Fund's expenses, including annual expense ratios for the past five years, in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.


                                       THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 5

ABOUT SHAREHOLDERS' FUND EXPENSES  (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                                           BEGINNING                 ENDING          EXPENSES
                                            EXPENSE    ACCOUNT VALUE          ACCOUNT VALUE       PAID DURING
                                             RATIO+    JUNE 30, 2005      DECEMBER 31, 2005           PERIOD*
--------------------------------------------------------------------------------------------------------------
TABLE 1. BASED ON ACTUAL FUND RETURN
TITAN 500 FUND
     A-Class                                   1.70%       $1,000.00              $1,081.60             $8.87
     C-Class                                   2.46%        1,000.00               1,077.00             12.81
     H-Class                                   1.69%        1,000.00               1,081.30              8.82
TEMPEST 500 FUND
     A-Class                                   1.69%        1,000.00                 924.80              8.15
     C-Class                                   2.45%        1,000.00                 921.40             11.80
     H-Class                                   1.69%        1,000.00                 925.10              8.16
VELOCITY 100 FUND
     A-Class                                   1.69%        1,000.00               1,176.80              9.22
     C-Class                                   2.45%        1,000.00               1,171.20             13.34
     H-Class                                   1.69%        1,000.00               1,176.70              9.22
VENTURE 100 FUND
     A-Class                                   1.70%        1,000.00                 842.60              7.85
     C-Class                                   2.45%        1,000.00                 839.30             11.30
     H-Class                                   1.69%        1,000.00                 842.50              7.81
LONG DYNAMIC DOW 30 FUND
     A-Class                                   1.70%        1,000.00               1,073.80              8.84
     C-Class                                   2.46%        1,000.00               1,070.10             12.77
     H-Class                                   1.70%        1,000.00               1,073.80              8.84
INVERSE DYNAMIC DOW 30 FUND
     A-Class                                   1.69%        1,000.00                 925.60              8.16
     C-Class                                   2.45%        1,000.00                 921.90             11.80
     H-Class                                   1.69%        1,000.00                 925.40              8.16
--------------------------------------------------------------------------------------------------------------
TABLE 2. BASED ON HYPOTHETICAL 5% RETURN
TITAN 500 FUND
     A-Class                                   1.70%        1,000.00               1,016.44              8.63
     C-Class                                   2.46%        1,000.00               1,012.58             12.49
     H-Class                                   1.69%        1,000.00               1,016.49              8.58
TEMPEST 500 FUND
     A-Class                                   1.69%        1,000.00               1,016.49              8.58
     C-Class                                   2.45%        1,000.00               1,012.63             12.44
     H-Class                                   1.69%        1,000.00               1,016.49              8.58
VELOCITY 100 FUND
     A-Class                                   1.69%        1,000.00               1,016.49              8.58
     C-Class                                   2.45%        1,000.00               1,012.63             12.44
     H-Class                                   1.69%        1,000.00               1,016.49              8.58
VENTURE 100 FUND
     A-Class                                   1.70%        1,000.00               1,016.44              8.63
     C-Class                                   2.45%        1,000.00               1,012.63             12.44
     H-Class                                   1.69%        1,000.00               1,016.49              8.58
LONG DYNAMIC DOW 30 FUND
     A-Class                                   1.70%        1,000.00               1,016.44              8.63
     C-Class                                   2.46%        1,000.00               1,012.58             12.49
     H-Class                                   1.70%        1,000.00               1,016.44              8.63
INVERSE DYNAMIC DOW 30 FUND
     A-Class                                   1.69%        1,000.00               1,016.49              8.58
     C-Class                                   2.45%        1,000.00               1,012.63             12.44
     H-Class                                   1.69%        1,000.00               1,016.49              8.58

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365.

+ RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER PORTFOLIO AND ARE ANNUALIZED.


6 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

PERFORMANCE REPORTS AND FUND PROFILES  (UNAUDITED)
--------------------------------------------------------------------------------

TITAN 500 FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500 Index.

INCEPTION: May 19, 2000

In a year that was marked by record energy prices, the Fed's continual hiking of short-term interest rates, Hurricanes Katrina and Rita, and the ongoing military action in Iraq, the S&P 500 Index gained 4.91%. Rydex Titan 500 Fund, which aims to provide returns that correspond to 200% of the daily price movement of the S&P 500 Index, returned 3.34% on its H-Class for the year. It achieved a daily correlation of more than .99 to its benchmark of 200% of the daily price performance the S&P 500 Index. The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish.(1) The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

(1) 1.00 EQUALS PERFECT CORRELATION. THIS CALCULATION IS BASED ON THE DAILY PRICE RETURN OF AN INDEX.

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

       DATE        TITAN 500 FUND C-CLASS           S&P 500 INDEX
     11/27/00            10,000                         10,000
     11/30/00             9,358                          9,752
     12/31/00             9,372                          9,799
     01/31/01             9,944                         10,147
     02/28/01             8,046                          9,222
     03/31/01             6,879                          8,638
     04/30/01             7,896                          9,309
     05/31/01             7,915                          9,371
     06/30/01             7,455                          9,143
     07/31/01             7,202                          9,053
     08/31/01             6,237                          8,486
     09/30/01             5,169                          7,801
     10/31/01             5,305                          7,950
     11/30/01             6,082                          8,560
     12/31/01             6,129                          8,635
     01/31/02             5,904                          8,508
     02/28/02             5,642                          8,344
     03/31/02             6,054                          8,658
     04/30/02             5,295                          8,133
     05/31/02             5,183                          8,073
     06/30/02             4,410                          7,498
     07/31/02             3,669                          6,914
     08/31/02             3,650                          6,959
     09/30/02             2,858                          6,203
     10/31/02             3,322                          6,749
     11/30/02             3,683                          7,146
     12/31/02             3,243                          6,726
     01/31/03             3,032                          6,550
     02/28/03             2,919                          6,452
     03/31/03             2,929                          6,514
     04/30/03             3,405                          7,051
     05/31/03             3,777                          7,422
     06/30/03             3,839                          7,517
     07/31/03             3,946                          7,650
     08/31/03             4,092                          7,799
     09/30/03             3,989                          7,716
     10/31/03             4,431                          8,153
     11/30/03             4,505                          8,224
     12/31/03             4,931                          8,656
     01/31/04             5,105                          8,815
     02/29/04             5,233                          8,937
     03/31/04             5,044                          8,802
     04/30/04             4,867                          8,664
     05/31/04             4,983                          8,783
     06/30/04             5,156                          8,954
     07/31/04             4,798                          8,657
     08/31/04             4,813                          8,692
     09/30/04             4,895                          8,787
     10/31/04             5,022                          8,921
     11/30/04             5,411                          9,282
     12/31/04             5,756                          9,598
     01/31/05             5,453                          9,364
     02/28/05             5,656                          9,561
     03/31/05             5,430                          9,391
     04/30/05             5,189                          9,213
     05/31/05             5,495                          9,506
     06/30/05             5,481                          9,520
     07/31/05             5,865                          9,874
     08/31/05             5,723                          9,784
     09/30/05             5,780                          9,863
     10/31/05             5,551                          9,699
     11/30/05             5,942                         10,065
     12/31/05             5,903                         10,069

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

      DATE      TITAN 500 FUND H-CLASS                 S&P 500 INDEX
    05/19/00            10,000                             10,000
    05/31/00            10,120                             10,102
    06/30/00            10,428                             10,351
    07/31/00             9,928                             10,189
    08/31/00            11,152                             10,822
    09/30/00             9,888                             10,250
    10/31/00             9,656                             10,207
    11/30/00             7,996                              9,402
    12/31/00             8,008                              9,448
    01/31/01             8,500                              9,784
    02/28/01             6,883                              8,891
    03/31/01             5,891                              8,328
    04/30/01             6,767                              8,975
    05/31/01             6,783                              9,036
    06/30/01             6,399                              8,816
    07/31/01             6,187                              8,729
    08/31/01             5,363                              8,182
    09/30/01             4,450                              7,522
    10/31/01             4,574                              7,665
    11/30/01             5,247                              8,253
    12/31/01             5,291                              8,325
    01/31/02             5,095                              8,204
    02/28/02             4,878                              8,046
    03/31/02             5,231                              8,348
    04/30/02             4,582                              7,842
    05/31/02             4,490                              7,784
    06/30/02             3,826                              7,230
    07/31/02             3,186                              6,666
    08/31/02             3,174                              6,710
    09/30/02             2,485                              5,981
    10/31/02             2,889                              6,507
    11/30/02             3,206                              6,890
    12/31/02             2,825                              6,485
    01/31/03             2,645                              6,315
    02/28/03             2,545                              6,221
    03/31/03             2,557                              6,281
    04/30/03             2,975                              6,798
    05/31/03             3,300                              7,157
    06/30/03             3,356                              7,248
    07/31/03             3,451                              7,376
    08/31/03             3,582                              7,520
    09/30/03             3,494                              7,440
    10/31/03             3,883                              7,861
    11/30/03             3,950                              7,930
    12/31/03             4,326                              8,346
    01/31/04             4,480                              8,499
    02/29/04             4,596                              8,617
    03/31/04             4,432                              8,487
    04/30/04             4,281                              8,354
    05/31/04             4,384                              8,468
    06/30/04             4,538                              8,633
    07/31/04             4,226                              8,347
    08/31/04             4,242                              8,381
    09/30/04             4,318                              8,472
    10/31/04             4,432                              8,601
    11/30/04             4,778                              8,949
    12/31/04             5,087                              9,254
    01/31/05             4,821                              9,028
    02/28/05             5,004                              9,218
    03/31/05             4,806                              9,055
    04/30/05             4,598                              8,883
    05/31/05             4,872                              9,166
    06/30/05             4,861                              9,179
    07/31/05             5,205                              9,520
    08/31/05             5,084                              9,433
    09/30/05             5,136                              9,510
    10/31/05             4,935                              9,351
    11/30/05             5,287                              9,705
    12/31/05             5,257                              9,708

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/05
----------------------------------------------------------------------------------------------------------
                           A-CLASS                 C-CLASS                          H-CLASS
                         (09/01/04)               (11/27/00)                       (05/19/00)
----------------------------------------------------------------------------------------------------------
                      ONE        SINCE     ONE       FIVE        SINCE       ONE      FIVE        SINCE
                     YEAR    INCEPTION    YEAR       YEAR      INCEPTION     YEAR     YEAR      INCEPTION
----------------------------------------------------------------------------------------------------------
TITAN 500 FUND       3.39%       17.21%   2.56%      -8.83%      -9.83%      3.34%    -8.07%     -10.81%
S&P 500 INDEX        4.91%       11.52%   4.91%       0.54%       0.13%      4.91%     0.54%      -0.53%
----------------------------------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURN. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPH IS BASED ON C-CLASS SHARES AND H-CLASS SHARES ONLY; PERFORMANCE FOR A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURES.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                               TITAN 500 FUND    S&P 500 INDEX
Other                                                 7.1%           9.3%
Financials                                           17.7%          21.0%
Information Technology                               12.6%          15.4%
Health Care                                          11.1%          13.3%
Industrials                                          10.1%          11.3%
Consumer Discretionary                                9.0%          10.7%
Consumer Staples                                      7.9%           9.4%
Energy                                                7.7%           9.6%
Futures Contracts                                    19.6%
Equity Index Swap Agreements                         98.0%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
A-Class                                                        September 1, 2004
C-Class                                                        November 27, 2000
H-Class                                                             May 19, 2000

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
General Electric Co.                                                        2.7%
Exxon Mobil Corp.                                                           2.6%
Citigroup, Inc.                                                             1.8%
Microsoft Corp.                                                             1.8%
Procter & Gamble Co.                                                        1.4%
Bank of America Corp.                                                       1.4%
Johnson & Johnson, Inc.                                                     1.3%
American International Group, Inc.                                          1.3%
Pfizer, Inc.                                                                1.3%
Altria Group, Inc.                                                          1.1%
--------------------------------------------------------------------------------
Top Ten Total                                                              16.7%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.

THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 7

--------------------------------------------------------------------------------

TEMPEST 500 FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the S&P 500 Index.

INCEPTION: May 19, 2000

In a year that was marked by record energy prices, the Fed's continual hiking of short-term interest rates, Hurricanes Katrina and Rita, and the ongoing military action in Iraq, the S&P 500 Index gained 4.91%. Rydex Tempest 500 Fund, which aims to provide returns that inversely correspond to 200% of the daily price movement of the S&P 500 Index, returned -4.53% on its H-Class for the year. It achieved a daily correlation of more than .99 to its benchmark of -200% of the daily price performance of the S&P 500 Index. The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish.(1) The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

(1) 1.00 EQUALS PERFECT CORRELATION. THIS CALCULATION IS BASED ON THE DAILY PRICE RETURN OF AN INDEX.

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

             DATE          TEMPEST 500 FUND C -CLASS        S&P 500 INDEX
           03/07/01                  10,000                     10,000
           03/31/01                  11,714                      9,200
           04/30/01                   9,962                      9,915
           05/31/01                   9,828                      9,981
           06/30/01                  10,311                      9,738
           07/31/01                  10,475                      9,643
           08/31/01                  11,898                      9,039
           09/30/01                  13,861                      8,309
           10/31/01                  13,225                      8,467
           11/30/01                  11,375                      9,117
           12/31/01                  11,141                      9,197
           01/31/02                  11,452                      9,063
           02/28/02                  11,755                      8,888
           03/31/02                  10,905                      9,222
           04/30/02                  12,317                      8,663
           05/31/02                  12,371                      8,599
           06/30/02                  14,241                      7,987
           07/31/02                  15,970                      7,364
           08/31/02                  15,325                      7,412
           09/30/02                  18,910                      6,607
           10/31/02                  15,424                      7,188
           11/30/02                  13,604                      7,611
           12/31/02                  15,212                      7,164
           01/31/03                  15,821                      6,977
           02/28/03                  16,165                      6,872
           03/31/03                  15,613                      6,939
           04/30/03                  13,247                      7,510
           05/31/03                  11,805                      7,906
           06/30/03                  11,484                      8,007
           07/31/03                  11,035                      8,148
           08/31/03                  10,552                      8,307
           09/30/03                  10,752                      8,219
           10/31/03                   9,619                      8,684
           11/30/03                   9,393                      8,760
           12/31/03                   8,522                      9,219
           01/31/04                   8,162                      9,389
           02/29/04                   7,914                      9,519
           03/31/04                   8,127                      9,375
           04/30/04                   8,352                      9,228
           05/31/04                   8,099                      9,355
           06/30/04                   7,780                      9,537
           07/31/04                   8,322                      9,221
           08/31/04                   8,234                      9,259
           09/30/04                   8,064                      9,359
           10/31/04                   7,820                      9,502
           11/30/04                   7,218                      9,886
           12/31/04                   6,761                     10,223
           01/31/05                   7,118                      9,973
           02/28/05                   6,832                     10,183
           03/31/05                   7,098                     10,003
           04/30/05                   7,372                      9,813
           05/31/05                   6,941                     10,126
           06/30/05                   6,951                     10,140
           07/31/05                   6,486                     10,517
           08/31/05                   6,637                     10,421
           09/30/05                   6,569                     10,505
           10/31/05                   6,814                     10,330
           11/30/05                   6,358                     10,721
           12/31/05                   6,404                     10,725

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

             DATE           TEMPEST 500 FUND H-CLASS         S&P 500 INDEX
           05/19/00                  10,000                     10,000
           05/31/00                   9,798                     10,102
           06/30/00                   9,396                     10,351
           07/31/00                   9,726                     10,189
           08/31/00                   8,684                     10,822
           09/30/00                   9,738                     10,250
           10/31/00                   9,780                     10,207
           11/30/00                  11,579                      9,402
           12/31/00                  11,392                      9,448
           01/31/01                  10,534                      9,784
           02/28/01                  12,762                      8,891
           03/31/01                  14,400                      8,328
           04/30/01                  12,255                      8,975
           05/31/01                  12,094                      9,036
           06/30/01                  12,694                      8,816
           07/31/01                  12,905                      8,729
           08/31/01                  14,658                      8,182
           09/30/01                  17,074                      7,522
           10/31/01                  16,304                      7,665
           11/30/01                  14,042                      8,253
           12/31/01                  13,762                      8,325
           01/31/02                  14,152                      8,204
           02/28/02                  14,533                      8,046
           03/31/02                  13,496                      8,348
           04/30/02                  15,243                      7,842
           05/31/02                  15,320                      7,784
           06/30/02                  17,642                      7,230
           07/31/02                  19,797                      6,666
           08/31/02                  19,010                      6,710
           09/30/02                  23,473                      5,981
           10/31/02                  19,159                      6,507
           11/30/02                  16,909                      6,890
           12/31/02                  18,920                      6,485
           01/31/03                  19,695                      6,315
           02/28/03                  20,131                      6,221
           03/31/03                  19,455                      6,281
           04/30/03                  16,514                      6,798
           05/31/03                  14,725                      7,157
           06/30/03                  14,335                      7,248
           07/31/03                  13,784                      7,376
           08/31/03                  13,187                      7,520
           09/30/03                  13,447                      7,440
           10/31/03                  12,041                      7,861
           11/30/03                  11,765                      7,930
           12/31/03                  10,682                      8,346
           01/31/04                  10,238                      8,499
           02/29/04                   9,934                      8,617
           03/31/04                  10,209                      8,487
           04/30/04                  10,500                      8,354
           05/31/04                  10,189                      8,468
           06/30/04                   9,794                      8,633
           07/31/04                  10,481                      8,347
           08/31/04                  10,378                      8,381
           09/30/04                  10,171                      8,472
           10/31/04                   9,869                      8,601
           11/30/04                   9,116                      8,949
           12/31/04                   8,546                      9,254
           01/31/05                   9,002                      9,028
           02/28/05                   8,647                      9,218
           03/31/05                   8,990                      9,055
           04/30/05                   9,343                      8,883
           05/31/05                   8,802                      9,166
           06/30/05                   8,820                      9,179
           07/31/05                   8,236                      9,520
           08/31/05                   8,432                      9,433
           09/30/05                   8,351                      9,510
           10/31/05                   8,668                      9,351
           11/30/05                   8,094                      9,705
           12/31/05                   8,159                      9,708


AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/05
---------------------------------------------------------------------------------------------------------
                              A-CLASS               C-CLASS                      H-CLASS
                            (09/01/04)             (03/07/01)                   (05/19/00)
---------------------------------------------------------------------------------------------------------
                          ONE         SINCE     ONE        SINCE        ONE        FIVE           SINCE
                         YEAR       INCEPTION   YEAR     INCEPTION      YEAR       YEAR         INCEPTION
---------------------------------------------------------------------------------------------------------
TEMPEST 500 FUND        -4.53%       -16.35%   -5.28%      -8.83%      -4.53%      -6.46%         -3.56%
S&P 500 INDEX            4.91%        11.52%    4.91%       1.46%       4.91%       0.54%         -0.53%
---------------------------------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURN. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPH IS BASED ON C-CLASS SHARES AND H-CLASS SHARES ONLY; PERFORMANCE FOR A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURES.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                       TEMPEST 500 FUND   S&P 500 INDEX
Other                                                          9.3%
Financials                                                    21.0%
Information Technology                                        15.4%
Health Care                                                   13.3%
Industrials                                                   11.3%
Consumer Discretionary                                        10.7%
Energy                                                         9.6%
Consumer Staples                                               9.4%
Futures Contracts Short Sales                -11.3%
Equity Index Swap Agreements Short Sales    -187.4%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
A-Class                                                        September 1, 2004
C-Class                                                            March 7, 2001
H-Class                                                             May 19, 2000

The Fund invests principally in derivative instruments such as equity index swap agreements, futures contracts, and options on index futures.


8 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------

VELOCITY 100 FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Nasdaq 100 Index.

INCEPTION: May 24, 2000

Investors entered 2005 with worries about decelerating global economic growth, rising interest rates, roaring oil prices, and IT spending growth. All the macro concerns above came true with different extents throughout the year.

The Nasdaq 100 Index declined by more than 12% in the first four months. After a strong November, the index was just 1.9% above zero line. For the year, it returned 1.90%.

Some of the index's components--consumer staples, pharmaceuticals and health care--performed well during the year. But others--consumer discretionary, for instance, performed poorly. Technology, which makes up the largest part of the index, went through a bumpy year and rose slightly. Rydex Velocity 100 Fund H-Class returned -3.05% for the year. It achieved a daily correlation of more than .99 to its benchmark of 200% of the daily price performance of the Nasdaq 100 Index. The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish.(1) The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

(1) 1.00 EQUALS PERFECT CORRELATION. THIS CALCULATION IS BASED ON THE DAILY PRICE RETURN OF AN INDEX.

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]


             DATE            VELOCITY 100 FUND C-CLASS      NASDAQ 100 INDEX
           11/20/00                   10,000                      10,000
           11/30/00                    7,913                       8,976
           12/31/00                    6,531                       8,386
           01/31/01                    7,519                       9,286
           02/28/01                    3,894                       6,834
           03/31/01                    2,506                       5,634
           04/30/01                    3,287                       6,644
           05/31/01                    2,998                       6,446
           06/30/01                    3,053                       6,554
           07/31/01                    2,506                       6,029
           08/31/01                    1,856                       5,263
           09/30/01                    1,131                       4,184
           10/31/01                    1,511                       4,887
           11/30/01                    2,046                       5,716
           12/31/01                    1,966                       5,648
           01/31/02                    1,878                       5,551
           02/28/02                    1,419                       4,868
           03/31/02                    1,604                       5,203
           04/30/02                    1,211                       4,573
           05/31/02                    1,057                       4,327
           06/30/02                      789                       3,765
           07/31/02                      640                       3,445
           08/31/02                      599                       3,375
           09/30/02                      458                       2,981
           10/31/02                      633                       3,544
           11/30/02                      790                       3,997
           12/31/02                      606                       3,525
           01/31/03                      593                       3,520
           02/28/03                      621                       3,616
           03/31/03                      623                       3,648
           04/30/03                      729                       3,961
           05/31/03                      848                       4,290
           06/30/03                      844                       4,303
           07/31/03                      947                       4,573
           08/31/03                    1,038                       4,803
           09/30/03                      969                       4,669
           10/31/03                    1,135                       5,072
           11/30/03                    1,143                       5,100
           12/31/03                    1,202                       5,257
           01/31/04                    1,239                       5,347
           02/29/04                    1,197                       5,266
           03/31/04                    1,137                       5,151
           04/30/04                    1,071                       5,018
           05/31/04                    1,167                       5,251
           06/30/04                    1,241                       5,431
           07/31/04                    1,050                       5,015
           08/31/04                      996                       4,901
           09/30/04                    1,055                       5,059
           10/31/04                    1,161                       5,324
           11/30/04                    1,293                       5,628
           12/31/04                    1,368                       5,805
           01/31/05                    1,194                       5,442
           02/28/05                    1,176                       5,411
           03/31/05                    1,125                       5,309
           04/30/05                    1,025                       5,088
           05/31/05                    1,204                       5,524
           06/30/05                    1,123                       5,348
           07/31/05                    1,288                       5,748
           08/31/05                    1,246                       5,664
           09/30/05                    1,269                       5,736
           10/31/05                    1,225                       5,655
           11/30/05                    1,367                       5,990
           12/31/05                    1,315                       5,892

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]


             DATE          VELOCITY 100 FUND H-CLASS        NASDAQ 100 INDEX
           05/24/00                  10,000                        10,000
           05/31/00                  10,768                        10,452
           06/30/00                  13,356                        11,835
           07/31/00                  11,928                        11,349
           08/31/00                  15,024                        12,821
           09/30/00                  11,260                        11,227
           10/31/00                   9,152                        10,321
           11/30/00                   5,068                         7,881
           12/31/00                   4,188                         7,363
           01/31/01                   4,824                         8,153
           02/28/01                   2,504                         6,000
           03/31/01                   1,616                         4,947
           04/30/01                   2,120                         5,833
           05/31/01                   1,937                         5,659
           06/30/01                   1,974                         5,755
           07/31/01                   1,624                         5,294
           08/31/01                   1,209                         4,621
           09/30/01                     745                         3,674
           10/31/01                     989                         4,291
           11/30/01                   1,333                         5,019
           12/31/01                   1,282                         4,959
           01/31/02                   1,227                         4,874
           02/28/02                     934                         4,274
           03/31/02                   1,054                         4,568
           04/30/02                     804                         4,016
           05/31/02                     703                         3,799
           06/30/02                     524                         3,306
           07/31/02                     426                         3,025
           08/31/02                     398                         2,963
           09/30/02                     304                         2,618
           10/31/02                     422                         3,111
           11/30/02                     527                         3,509
           12/31/02                     404                         3,095
           01/31/03                     396                         3,091
           02/28/03                     415                         3,175
           03/31/03                     417                         3,203
           04/30/03                     488                         3,478
           05/31/03                     568                         3,767
           06/30/03                     566                         3,779
           07/31/03                     635                         4,015
           08/31/03                     697                         4,217
           09/30/03                     651                         4,099
           10/31/03                     763                         4,454
           11/30/03                     768                         4,478
           12/31/03                     809                         4,616
           01/31/04                     834                         4,695
           02/29/04                     807                         4,623
           03/31/04                     766                         4,523
           04/30/04                     722                         4,406
           05/31/04                     787                         4,610
           06/30/04                     838                         4,769
           07/31/04                     710                         4,403
           08/31/04                     674                         4,304
           09/30/04                     714                         4,442
           10/31/04                     786                         4,675
           11/30/04                     877                         4,941
           12/31/04                     928                         5,097
           01/31/05                     811                         4,778
           02/28/05                     799                         4,751
           03/31/05                     765                         4,662
           04/30/05                     698                         4,467
           05/31/05                     820                         4,851
           06/30/05                     765                         4,696
           07/31/05                     878                         5,047
           08/31/05                     850                         4,973
           09/30/05                     867                         5,036
           10/31/05                     837                         4,965
           11/30/05                     935                         5,259
           12/31/05                     900                         5,173

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/05
----------------------------------------------------------------------------------------------------------------------
                                    A-Class                C-Class                             H-Class
                                  (09/01/04)              (11/20/00)                          (05/24/00)
----------------------------------------------------------------------------------------------------------------------
                                ONE     SINCE      ONE       FIVE          SINCE        ONE      FIVE         SINCE
                               YEAR   INCEPTION    YEAR      YEAR        INCEPTION      YEAR     YEAR       INCEPTION
----------------------------------------------------------------------------------------------------------------------
VELOCITY 100 FUND             -3.09%    22.91%    -3.89%    -27.43%       -32.76%      -3.05%   -26.48%      -34.92%
NASDAQ 100 INDEX               1.90%    14.68%     1.90%     -6.61%        -9.64%       1.90%    -6.61%      -10.92%
----------------------------------------------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE NASDAQ 100 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURN. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPH IS BASED ON C-CLASS SHARES AND H-CLASS SHARES ONLY; PERFORMANCE FOR A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURES.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                      VELOCITY 100 FUND      NASDAQ 100 INDEX
Other                                       6.1%                   11.1%
Information Technology                     53.7%                   58.4%
Consumer Discretionary                     16.6%                   17.5%
Health Care                                12.9%                   12.9%
Futures Contracts                          12.8%
Equity Index Swap Agreements               97.9%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
A-Class                                                        September 1, 2004
C-Class                                                        November 20, 2000
H-Class                                                             May 24, 2000

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Microsoft Corp.                                                             6.1%
Qualcomm, Inc.                                                              5.4%
Apple Computer, Inc.                                                        5.4%
Intel Corp.                                                                 3.4%
Google, Inc. -- Class A                                                     3.2%
Amgen, Inc.                                                                 2.9%
eBay, Inc.                                                                  2.9%
Cisco Systems, Inc.                                                         2.4%
Starbucks Corp.                                                             2.0%
Yahoo!, Inc.                                                                1.7%
--------------------------------------------------------------------------------
Top Ten Total                                                              35.4%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


                                       THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 9

--------------------------------------------------------------------------------

VENTURE 100 FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the Nasdaq 100 Index.

INCEPTION: May 23, 2000

Some of the index's components--consumer staples, pharmaceuticals and health care--performed well during the year. But others--consumer discretionary, for instance, performed poorly. Technology, which makes up the largest part of the index, went through a bumpy year and rose slightly. The Nasdaq 100 Index declined by more than 12% in the first four months. After a strong November, the index was just 1.90% above zero line. For the year, it returned 1.90%. Rydex Venture 100 Fund H-Class, which seeks to provide returns that inversely correspond to 200% of the daily price movement of the Nasdaq 100 Index, returned -1.25% for the year. For the year ended December 31, 2005, the Fund achieved a correlation of over .99 to its benchmark of -200% of the daily price performance of the Nasdaq 100 Index. The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish.(1) The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

(1) 1.00 EQUALS PERFECT CORRELATION. THIS CALCULATION IS BASED ON THE DAILY PRICE RETURN OF AN INDEX.

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

          DATE         VENTURE 100 FUND C-CLASS        NASDAQ 100 INDEX
        03/08/01                10,000                        10,000
        03/31/01                13,764                         8,117
        04/30/01                 8,486                         9,572
        05/31/01                 8,519                         9,287
        06/30/01                 7,973                         9,443
        07/31/01                 9,060                         8,687
        08/31/01                11,453                         7,583
        09/30/01                17,304                         6,028
        10/31/01                12,009                         7,042
        11/30/01                 8,518                         8,235
        12/31/01                 8,447                         8,137
        01/31/02                 8,533                         7,998
        02/28/02                10,846                         7,013
        03/31/02                 9,222                         7,496
        04/30/02                11,572                         6,589
        05/31/02                12,004                         6,235
        06/30/02                15,354                         5,425
        07/31/02                16,727                         4,964
        08/31/02                16,382                         4,862
        09/30/02                20,177                         4,295
        10/31/02                13,440                         5,106
        11/30/02                10,090                         5,759
        12/31/02                12,678                         5,079
        01/31/03                12,296                         5,072
        02/28/03                11,433                         5,210
        03/31/03                10,860                         5,256
        04/30/03                 9,080                         5,707
        05/31/03                 7,623                         6,181
        06/30/03                 7,478                         6,200
        07/31/03                 6,526                         6,588
        08/31/03                 5,863                         6,920
        09/30/03                 6,094                         6,727
        10/31/03                 5,103                         7,308
        11/30/03                 4,983                         7,349
        12/31/03                 4,664                         7,574
        01/31/04                 4,471                         7,704
        02/29/04                 4,586                         7,587
        03/31/04                 4,734                         7,422
        04/30/04                 4,919                         7,230
        05/31/04                 4,464                         7,565
        06/30/04                 4,147                         7,825
        07/31/04                 4,814                         7,225
        08/31/04                 4,989                         7,062
        09/30/04                 4,657                         7,289
        10/31/04                 4,168                         7,671
        11/30/04                 3,717                         8,108
        12/31/04                 3,489                         8,364
        01/31/05                 3,958                         7,841
        02/28/05                 3,992                         7,796
        03/31/05                 4,147                         7,649
        04/30/05                 4,496                         7,331
        05/31/05                 3,813                         7,959
        06/30/05                 4,074                         7,706
        07/31/05                 3,535                         8,282
        08/31/05                 3,649                         8,161
        09/30/05                 3,574                         8,264
        10/31/05                 3,679                         8,148
        11/30/05                 3,289                         8,630
        12/31/05                 3,419                         8,489

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

          DATE          VENTURE 100 FUND H-CLASS       NASDAQ 100 INDEX
        05/23/00                10,000                       10,000
        05/31/00                 7,892                       10,994
        06/30/00                 5,794                       12,449
        07/31/00                 6,046                       11,938
        08/31/00                 4,696                       13,487
        09/30/00                 5,952                       11,810
        10/31/00                 6,440                       10,856
        11/30/00                10,300                        8,290
        12/31/00                10,392                        7,745
        01/31/01                 6,942                        8,576
        02/28/01                12,192                        6,312
        03/31/01                16,043                        5,204
        04/30/01                 9,897                        6,136
        05/31/01                 9,942                        5,953
        06/30/01                 9,311                        6,053
        07/31/01                10,584                        5,569
        08/31/01                13,376                        4,861
        09/30/01                20,203                        3,864
        10/31/01                14,007                        4,514
        11/30/01                 9,948                        5,279
        12/31/01                 9,873                        5,216
        01/31/02                 9,980                        5,127
        02/28/02                12,681                        4,496
        03/31/02                10,792                        4,805
        04/30/02                13,540                        4,224
        05/31/02                14,051                        3,997
        06/30/02                17,989                        3,478
        07/31/02                19,611                        3,182
        08/31/02                19,217                        3,117
        09/30/02                23,678                        2,754
        10/31/02                15,784                        3,273
        11/30/02                11,857                        3,692
        12/31/02                14,900                        3,256
        01/31/03                14,462                        3,251
        02/28/03                13,454                        3,340
        03/31/03                12,789                        3,369
        04/30/03                10,697                        3,658
        05/31/03                 8,987                        3,962
        06/30/03                 8,823                        3,975
        07/31/03                 7,705                        4,223
        08/31/03                 6,928                        4,436
        09/30/03                 7,206                        4,312
        10/31/03                 6,038                        4,685
        11/30/03                 5,901                        4,711
        12/31/03                 5,525                        4,855
        01/31/04                 5,303                        4,938
        02/29/04                 5,440                        4,863
        03/31/04                 5,621                        4,758
        04/30/04                 5,845                        4,635
        05/31/04                 5,307                        4,850
        06/30/04                 4,931                        5,016
        07/31/04                 5,729                        4,632
        08/31/04                 5,941                        4,527
        09/30/04                 5,550                        4,673
        10/31/04                 4,972                        4,917
        11/30/04                 4,436                        5,198
        12/31/04                 4,166                        5,362
        01/31/05                 4,731                        5,026
        02/28/05                 4,773                        4,998
        03/31/05                 4,960                        4,903
        04/30/05                 5,382                        4,699
        05/31/05                 4,567                        5,102
        06/30/05                 4,883                        4,940
        07/31/05                 4,239                        5,309
        08/31/05                 4,378                        5,232
        09/30/05                 4,291                        5,298
        10/31/05                 4,422                        5,223
        11/30/05                 3,954                        5,532
        12/31/05                 4,114                        5,442

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/05
------------------------------------------------------------------------------------------------------------------------
                              A-CLASS                     C-CLASS                             H-CLASS
                            (09/01/04)                  (03/08/01)                           (05/23/00)
------------------------------------------------------------------------------------------------------------------------
                                      SINCE                        SINCE                                        SINCE
                      ONE YEAR      INCEPTION      ONE YEAR      INCEPTION       ONE YEAR     FIVE YEAR       INCEPTION
------------------------------------------------------------------------------------------------------------------------
VENTURE 100 FUND       -1.25%        -23.30%        -2.00%        -19.97%         -1.25%       -16.92%         -14.65%
NASDAQ 100 INDEX        1.90%         14.68%         1.90%         -3.13%          1.90%        -6.61%         -10.10%
------------------------------------------------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE NASDAQ 100 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURN. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPH IS BASED ON C-CLASS SHARES AND H-CLASS SHARES ONLY PERFORMANCE FOR A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURES.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                       VENTURE 100 FUND       NASDAQ 100 INDEX
Other                                                               11.1%
Information Technology                                              58.4%
Consumer Discretionary                                              17.5%
Health Care                                                         12.9%
Futures Contracts Short Sales               -48.6%
Equity Index Swap Agreements Short Sales   -150.2%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
A-Class                                                        September 1, 2004
C-Class                                                            March 8, 2001
H-Class                                                             May 23, 2000

The Fund invests principally in derivative instruments such as equity index swap agreements, futures contracts, and options on index futures.


10 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------

LONG DYNAMIC DOW 30 FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Dow Jones Industrial Average Index.

INCEPTION: February 20, 2004

The Dow Jones Industrial Average was negative for most of the year, but a strong November rally helped push the index into positive territory by December 31, ending the period up 1.72%.

Hewlett-Packard (36.5%), Boeing (35.7%), Altria Group (22.3%) and Caterpillar (18.5%) led the list of gainers. General Motors (-51.5%), Verizon Communications (-25.6%) and IBM (-16.6%) were the year's big losers. Higher interest rates increased the cost of leverage and thus hurt the performance of the Fund, which declined 3.71% on its H-Class during the period. The Fund achieved a daily correlation of over .99 to its benchmark of 200% of the daily performance of the Dow Jones Industrial Average Index. The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish.(1) The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

(1) 1.00 EQUALS PERFECT CORRELATION. THIS CALCULATION IS BASED ON THE DAILY PRICE RETURN OF AN INDEX.

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                         LONG DYNAMIC                   DOW JONES INDUSTRIAL
             DATE     DOW 30 FUND C-CLASS                   AVERAGE INDEX

           02/20/04          10,000                             10,000
           02/21/04          10,000                             10,000
           02/22/04          10,000                             10,000
           02/23/04           9,956                              9,991
           02/24/04           9,884                              9,950
           02/25/04           9,948                              9,984
           02/26/04           9,908                              9,965
           02/27/04           9,916                              9,968
           02/28/04           9,916                              9,968
           02/29/04           9,916                              9,968
           03/01/04          10,080                             10,057
           03/02/04           9,920                              9,975
           03/03/04           9,920                              9,980
           03/04/04           9,904                              9,975
           03/05/04           9,916                              9,982
           03/06/04           9,916                              9,982
           03/07/04           9,916                              9,982
           03/08/04           9,792                              9,920
           03/09/04           9,652                              9,852
           03/10/04           9,352                              9,701
           03/11/04           9,068                              9,549
           03/12/04           9,260                              9,654
           03/13/04           9,260                              9,654
           03/14/04           9,260                              9,654
           03/15/04           9,012                              9,525
           03/16/04           9,156                              9,602
           03/17/04           9,360                              9,712
           03/18/04           9,352                              9,708
           03/19/04           9,152                              9,605
           03/20/04           9,152                              9,605
           03/21/04           9,152                              9,605
           03/22/04           8,932                              9,490
           03/23/04           8,932                              9,489
           03/24/04           8,900                              9,474
           03/25/04           9,196                              9,635
           03/26/04           9,192                              9,630
           03/27/04           9,192                              9,630
           03/28/04           9,192                              9,630
           03/29/04           9,392                              9,742
           03/30/04           9,492                              9,791
           03/31/04           9,444                              9,769
           04/01/04           9,480                              9,783
           04/02/04           9,656                              9,878
           04/03/04           9,656                              9,878
           04/04/04           9,656                              9,878
           04/05/04           9,816                              9,960
           04/06/04           9,840                              9,974
           04/07/04           9,676                              9,889
           04/08/04           9,592                              9,853
           04/09/04           9,592                              9,853
           04/10/04           9,592                              9,853
           04/11/04           9,592                              9,853
           04/12/04           9,728                              9,922
           04/13/04           9,476                              9,795
           04/14/04           9,472                              9,792
           04/15/04           9,500                              9,811
           04/16/04           9,596                              9,862
           04/17/04           9,596                              9,862
           04/18/04           9,596                              9,862
           04/19/04           9,572                              9,849
           04/20/04           9,340                              9,732
           04/21/04           9,352                              9,738
           04/22/04           9,624                              9,877
           04/23/04           9,624                              9,888
           04/24/04           9,624                              9,888
           04/25/04           9,624                              9,888
           04/26/04           9,580                              9,861
           04/27/04           9,656                              9,893
           04/28/04           9,380                              9,765
           04/29/04           9,264                              9,701
           04/30/04           9,172                              9,657
           05/01/04           9,172                              9,657
           05/02/04           9,172                              9,657
           05/03/04           9,324                              9,740
           05/04/04           9,328                              9,743
           05/05/04           9,320                              9,738
           05/06/04           9,196                              9,674
           05/07/04           8,976                              9,557
           05/08/04           8,976                              9,557
           05/09/04           8,976                              9,557
           05/10/04           8,748                              9,437
           05/11/04           8,804                              9,467
           05/12/04           8,860                              9,498
           05/13/04           8,800                              9,465
           05/14/04           8,804                              9,469
           05/15/04           8,804                              9,469
           05/16/04           8,804                              9,469
           05/17/04           8,612                              9,369
           05/18/04           8,728                              9,428
           05/19/04           8,684                              9,406
           05/20/04           8,684                              9,406
           05/21/04           8,732                              9,434
           05/22/04           8,732                              9,434
           05/23/04           8,732                              9,434
           05/24/04           8,716                              9,426
           05/25/04           8,992                              9,576
           05/26/04           8,980                              9,569
           05/27/04           9,140                              9,659
           05/28/04           9,108                              9,644
           05/29/04           9,108                              9,644
           05/30/04           9,108                              9,644
           05/31/04           9,108                              9,644
           06/01/04           9,132                              9,657
           06/02/04           9,244                              9,717
           06/03/04           9,120                              9,654
           06/04/04           9,204                              9,698
           06/05/04           9,204                              9,698
           06/06/04           9,204                              9,698
           06/07/04           9,464                              9,838
           06/08/04           9,540                              9,878
           06/09/04           9,424                              9,817
           06/10/04           9,496                              9,857
           06/11/04           9,496                              9,857
           06/12/04           9,496                              9,857
           06/13/04           9,496                              9,857
           06/14/04           9,372                              9,792
           06/15/04           9,456                              9,836
           06/16/04           9,452                              9,835
           06/17/04           9,444                              9,833
           06/18/04           9,504                              9,870
           06/19/04           9,504                              9,870
           06/20/04           9,504                              9,870
           06/21/04           9,432                              9,827
           06/22/04           9,472                              9,849
           06/23/04           9,624                              9,929
           06/24/04           9,560                              9,897
           06/25/04           9,428                              9,829
           06/26/04           9,428                              9,829
           06/27/04           9,428                              9,829
           06/28/04           9,400                              9,815
           06/29/04           9,504                              9,868
           06/30/04           9,544                              9,890
           07/01/04           9,360                              9,796
           07/02/04           9,260                              9,747
           07/03/04           9,260                              9,747
           07/04/04           9,260                              9,747
           07/05/04           9,260                              9,747
           07/06/04           9,148                              9,687
           07/07/04           9,192                              9,712
           07/08/04           9,068                              9,647
           07/09/04           9,140                              9,686
           07/10/04           9,140                              9,686
           07/11/04           9,140                              9,686
           07/12/04           9,184                              9,710
           07/13/04           9,200                              9,719
           07/14/04           9,124                              9,682
           07/15/04           9,048                              9,639
           07/16/04           9,008                              9,620
           07/17/04           9,008                              9,620
           07/18/04           9,008                              9,620
           07/19/04           8,924                              9,576
           07/20/04           9,020                              9,628
           07/21/04           8,840                              9,532
           07/22/04           8,848                              9,536
           07/23/04           8,688                              9,453
           07/24/04           8,688                              9,453
           07/25/04           8,688                              9,453
           07/26/04           8,692                              9,453
           07/27/04           8,900                              9,569
           07/28/04           8,956                              9,600
           07/29/04           8,984                              9,614
           07/30/04           8,996                              9,624
           07/31/04           8,996                              9,624
           08/01/04           8,996                              9,624
           08/02/04           9,064                              9,662
           08/03/04           8,960                              9,606
           08/04/04           8,972                              9,613
           08/05/04           8,680                              9,458
           08/06/04           8,424                              9,319
           08/07/04           8,424                              9,319
           08/08/04           8,424                              9,319
           08/09/04           8,424                              9,318
           08/10/04           8,644                              9,442
           08/11/04           8,656                              9,446
           08/12/04           8,440                              9,328
           08/13/04           8,464                              9,341
           08/14/04           8,464                              9,341
           08/15/04           8,464                              9,341
           08/16/04           8,676                              9,463
           08/17/04           8,720                              9,481
           08/18/04           8,908                              9,593
           08/19/04           8,828                              9,553
           08/20/04           8,952                              9,619
           08/21/04           8,952                              9,619
           08/22/04           8,952                              9,619
           08/23/04           8,888                              9,584
           08/24/04           8,924                              9,608
           08/25/04           9,076                              9,687
           08/26/04           9,052                              9,679
           08/27/04           9,092                              9,700
           08/28/04           9,092                              9,700
           08/29/04           9,092                              9,700
           08/30/04           8,968                              9,631
           08/31/04           9,028                              9,680
           09/01/04           9,052                              9,678
           09/02/04           9,272                              9,794
           09/03/04           9,216                              9,766
           09/04/04           9,216                              9,766
           09/05/04           9,216                              9,766
           09/06/04           9,216                              9,766
           09/07/04           9,356                              9,844
           09/08/04           9,300                              9,816
           09/09/04           9,256                              9,793
           09/10/04           9,296                              9,816
           09/11/04           9,296                              9,816
           09/12/04           9,296                              9,816
           09/13/04           9,308                              9,825
           09/14/04           9,316                              9,828
           09/15/04           9,152                              9,746
           09/16/04           9,176                              9,758
           09/17/04           9,244                              9,796
           09/18/04           9,244                              9,796
           09/19/04           9,244                              9,796
           09/20/04           9,096                              9,720
           09/21/04           9,168                              9,759
           09/22/04           8,920                              9,629
           09/23/04           8,800                              9,564
           09/24/04           8,812                              9,572
           09/25/04           8,812                              9,572
           09/26/04           8,812                              9,572
           09/27/04           8,708                              9,516
           09/28/04           8,860                              9,600
           09/29/04           8,956                              9,656
           09/30/04           8,856                              9,603
           10/01/04           9,052                              9,710
           10/02/04           9,052                              9,710
           10/03/04           9,052                              9,710
           10/04/04           9,096                              9,735
           10/05/04           9,028                              9,698
           10/06/04           9,144                              9,763
           10/07/04           8,940                              9,654
           10/08/04           8,812                              9,587
           10/09/04           8,812                              9,587
           10/10/04           8,812                              9,587
           10/11/04           8,864                              9,613
           10/12/04           8,848                              9,608
           10/13/04           8,704                              9,537
           10/14/04           8,520                              9,434
           10/15/04           8,576                              9,471
           10/16/04           8,576                              9,471
           10/17/04           8,576                              9,471
           10/18/04           8,616                              9,493
           10/19/04           8,512                              9,437
           10/20/04           8,496                              9,429
           10/21/04           8,460                              9,411
           10/22/04           8,276                              9,308
           10/23/04           8,276                              9,308
           10/24/04           8,276                              9,308
           10/25/04           8,260                              9,301
           10/26/04           8,492                              9,433
           10/27/04           8,688                              9,541
           10/28/04           8,700                              9,547
           10/29/04           8,736                              9,568
           10/30/04           8,736                              9,568
           10/31/04           8,736                              9,568
           11/01/04           8,780                              9,594
           11/02/04           8,744                              9,576
           11/03/04           8,924                              9,674
           11/04/04           9,236                              9,848
           11/05/04           9,364                              9,917
           11/06/04           9,364                              9,917
           11/07/04           9,364                              9,917
           11/08/04           9,380                              9,922
           11/09/04           9,380                              9,922
           11/10/04           9,392                              9,927
           11/11/04           9,544                             10,008
           11/12/04           9,660                             10,076
           11/13/04           9,660                             10,076
           11/14/04           9,660                             10,076
           11/15/04           9,684                             10,087
           11/16/04           9,568                             10,027
           11/17/04           9,692                             10,093
           11/18/04           9,736                             10,115
           11/19/04           9,520                             10,004
           11/20/04           9,520                             10,004
           11/21/04           9,520                             10,004
           11/22/04           9,576                             10,035
           11/23/04           9,580                             10,038
           11/24/04           9,628                             10,040
           11/25/04           9,628                             10,065
           11/26/04           9,628                             10,067
           11/27/04           9,628                             10,067
           11/28/04           9,628                             10,067
           11/29/04           9,544                             10,024
           11/30/04           9,460                              9,979
           12/01/04           9,756                             10,137
           12/02/04           9,748                             10,133
           12/03/04           9,756                             10,139
           12/04/04           9,756                             10,139
           12/05/04           9,756                             10,139
           12/06/04           9,672                             10,096
           12/07/04           9,476                              9,994
           12/08/04           9,576                             10,047
           12/09/04           9,680                             10,103
           12/10/04           9,660                             10,094
           12/11/04           9,660                             10,094
           12/12/04           9,660                             10,094
           12/13/04           9,836                             10,186
           12/14/04           9,908                             10,222
           12/15/04           9,932                             10,238
           12/16/04           9,956                             10,251
           12/17/04           9,852                             10,198
           12/18/04           9,852                             10,198
           12/19/04           9,852                             10,198
           12/20/04           9,868                             10,209
           12/21/04          10,044                             10,303
           12/22/04          10,164                             10,364
           12/23/04          10,184                             10,374
           12/24/04          10,184                             10,374
           12/25/04          10,184                             10,374
           12/26/04          10,184                             10,374
           12/27/04          10,084                             10,325
           12/28/04          10,228                             10,401
           12/29/04          10,176                             10,376
           12/30/04          10,128                             10,349
           12/31/04          10,088                             10,332
           01/01/05          10,088                             10,332
           01/02/05          10,088                             10,332
           01/03/05           9,984                             10,281
           01/04/05           9,800                             10,189
           01/05/05           9,744                             10,158
           01/06/05           9,796                             10,187
           01/07/05           9,756                             10,169
           01/08/05           9,756                             10,169
           01/09/05           9,756                             10,169
           01/10/05           9,784                             10,185
           01/11/05           9,668                             10,123
           01/12/05           9,776                             10,182
           01/13/05           9,568                             10,075
           01/14/05           9,656                             10,125
           01/15/05           9,656                             10,125
           01/16/05           9,656                             10,125
           01/17/05           9,656                             10,125
           01/18/05           9,788                             10,195
           01/19/05           9,624                             10,112
           01/20/05           9,500                             10,046
           01/21/05           9,356                              9,971
           01/22/05           9,356                              9,971
           01/23/05           9,356                              9,971
           01/24/05           9,316                              9,948
           01/25/05           9,480                             10,037
           01/26/05           9,544                             10,072
           01/27/05           9,488                             10,042
           01/28/05           9,408                             10,004
           01/29/05           9,408                             10,004
           01/30/05           9,408                             10,004
           01/31/05           9,516                             10,064
           02/01/05           9,628                             10,124
           02/02/05           9,712                             10,168
           02/03/05           9,712                             10,168
           02/04/05           9,932                             10,286
           02/05/05           9,932                             10,286
           02/06/05           9,932                             10,286
           02/07/05           9,932                             10,285
           02/08/05           9,956                             10,297
           02/09/05           9,852                             10,246
           02/10/05          10,012                             10,328
           02/11/05          10,104                             10,377
           02/12/05          10,104                             10,377
           02/13/05          10,104                             10,377
           02/14/05          10,092                             10,372
           02/15/05          10,172                             10,417
           02/16/05          10,172                             10,420
           02/17/05          10,024                             10,342
           02/18/05          10,076                             10,372
           02/19/05          10,076                             10,372
           02/20/05          10,076                             10,372
           02/21/05          10,076                             10,372
           02/22/05           9,748                             10,204
           02/23/05           9,868                             10,268
           02/24/05          10,008                             10,341
           02/25/05          10,176                             10,431
           02/26/05          10,176                             10,431
           02/27/05          10,176                             10,431
           02/28/05          10,032                             10,358
           03/01/05          10,152                             10,419
           03/02/05          10,120                             10,406
           03/03/05          10,156                             10,426
           03/04/05          10,356                             10,529
           03/05/05          10,356                             10,529
           03/06/05          10,356                             10,529
           03/07/05          10,344                             10,526
           03/08/05          10,296                             10,503
           03/09/05          10,096                             10,400
           03/10/05          10,176                             10,444
           03/11/05          10,048                             10,377
           03/12/05          10,048                             10,377
           03/13/05          10,048                             10,377
           03/14/05          10,100                             10,377
           03/15/05           9,992                             10,350
           03/16/05           9,776                             10,243
           03/17/05           9,760                             10,236
           03/18/05           9,760                             10,240
           03/19/05           9,760                             10,240
           03/20/05           9,760                             10,240
           03/21/05           9,640                             10,178
           03/22/05           9,468                             10,086
           03/23/05           9,436                             10,072
           03/24/05           9,412                             10,060
           03/25/05           9,412                             10,060
           03/26/05           9,412                             10,060
           03/27/05           9,412                             10,060
           03/28/05           9,488                             10,101
           03/29/05           9,336                             10,024
           03/30/05           9,580                             10,155
           03/31/05           9,504                             10,119
           04/01/05           9,320                             10,023
           04/02/05           9,320                             10,023
           04/03/05           9,320                             10,023
           04/04/05           9,356                             10,042
           04/05/05           9,424                             10,078
           04/06/05           9,480                             10,110
           04/07/05           9,588                             10,168
           04/08/05           9,428                             10,086
           04/09/05           9,428                             10,086
           04/10/05           9,428                             10,086
           04/11/05           9,404                             10,074
           04/12/05           9,508                             10,131
           04/13/05           9,316                             10,031
           04/14/05           9,088                              9,910
           04/15/05           8,744                              9,725
           04/16/05           8,744                              9,725
           04/17/05           8,744                              9,725
           04/18/05           8,716                              9,710
           04/19/05           8,812                              9,764
           04/20/05           8,608                              9,655
           04/21/05           8,968                              9,857
           04/22/05           8,860                              9,798
           04/23/05           8,860                              9,798
           04/24/05           8,860                              9,798
           04/25/05           9,004                              9,880
           04/26/05           8,840                              9,792
           04/27/05           8,920                              9,838
           04/28/05           8,700                              9,717
           04/29/05           8,904                              9,835
           04/30/05           8,904                              9,835
           05/01/05           8,904                              9,835
           05/02/05           9,012                              9,892
           05/03/05           9,020                              9,897
           05/04/05           9,240                             10,022
           05/05/05           9,164                              9,979
           05/06/05           9,168                              9,985
           05/07/05           9,168                              9,985
           05/08/05           9,168                              9,985
           05/09/05           9,236                             10,023
           05/10/05           9,048                              9,923
           05/11/05           9,092                              9,950
           05/12/05           8,900                              9,843
           05/13/05           8,812                              9,797
           05/14/05           8,812                              9,797
           05/15/05           8,812                              9,797
           05/16/05           9,004                              9,906
           05/17/05           9,148                              9,987
           05/18/05           9,396                             10,124
           05/19/05           9,448                             10,152
           05/20/05           9,408                             10,131
           05/21/05           9,408                             10,131
           05/22/05           9,408                             10,131
           05/23/05           9,496                             10,181
           05/24/05           9,460                             10,162
           05/25/05           9,376                             10,117
           05/26/05           9,516                             10,195
           05/27/05           9,524                             10,199
           05/28/05           9,524                             10,199
           05/29/05           9,524                             10,199
           05/30/05           9,524                             10,199
           05/31/05           9,384                             10,127
           06/01/05           9,532                             10,210
           06/02/05           9,540                             10,214
           06/03/05           9,368                             10,124
           06/04/05           9,368                             10,124
           06/05/05           9,368                             10,124
           06/06/05           9,376                             10,130
           06/07/05           9,408                             10,146
           06/08/05           9,392                             10,140
           06/09/05           9,436                             10,165
           06/10/05           9,452                             10,175
           06/11/05           9,452                             10,175
           06/12/05           9,452                             10,175
           06/13/05           9,480                             10,192
           06/14/05           9,524                             10,217
           06/15/05           9,556                             10,235
           06/16/05           9,576                             10,247
           06/17/05           9,652                             10,290
           06/18/05           9,652                             10,290
           06/19/05           9,652                             10,290
           06/20/05           9,624                             10,276
           06/21/05           9,608                             10,267
           06/22/05           9,588                             10,256
           06/23/05           9,284                             10,096
           06/24/05           9,060                              9,976
           06/25/05           9,060                              9,976
           06/26/05           9,060                              9,976
           06/27/05           9,048                              9,970
           06/28/05           9,244                             10,081
           06/29/05           9,188                             10,052
           06/30/05           9,008                              9,955
           07/01/05           9,064                              9,985
           07/02/05           9,064                              9,985
           07/03/05           9,064                              9,985
           07/04/05           9,064                              9,985
           07/05/05           9,180                             10,052
           07/06/05           9,008                              9,959
           07/07/05           9,060                              9,990
           07/08/05           9,316                             10,132
           07/09/05           9,316                             10,132
           07/10/05           9,316                             10,132
           07/11/05           9,440                             10,200
           07/12/05           9,428                             10,195
           07/13/05           9,500                             10,237
           07/14/05           9,632                             10,306
           07/15/05           9,652                             10,318
           07/16/05           9,652                             10,318
           07/17/05           9,652                             10,318
           07/18/05           9,532                             10,254
           07/19/05           9,656                             10,323
           07/20/05           9,736                             10,369
           07/21/05           9,624                             10,309
           07/22/05           9,664                             10,332
           07/23/05           9,664                             10,332
           07/24/05           9,664                             10,332
           07/25/05           9,564                             10,279
           07/26/05           9,532                             10,263
           07/27/05           9,636                             10,318
           07/28/05           9,760                             10,388
           07/29/05           9,644                             10,325
           07/30/05           9,644                             10,325
           07/31/05           9,644                             10,325
           08/01/05           9,604                             10,308
           08/02/05           9,712                             10,367
           08/03/05           9,736                             10,382
           08/04/05           9,576                             10,297
           08/05/05           9,480                             10,247
           08/06/05           9,480                             10,247
           08/07/05           9,480                             10,247
           08/08/05           9,440                             10,228
           08/09/05           9,584                             10,304
           08/10/05           9,560                             10,293
           08/11/05           9,724                             10,385
           08/12/05           9,568                             10,302
           08/13/05           9,568                             10,302
           08/14/05           9,568                             10,302
           08/15/05           9,632                             10,335
           08/16/05           9,408                             10,218
           08/17/05           9,484                             10,262
           08/18/05           9,492                             10,266
           08/19/05           9,504                             10,273
           08/20/05           9,504                             10,273
           08/21/05           9,504                             10,273
           08/22/05           9,520                             10,283
           08/23/05           9,420                             10,234
           08/24/05           9,268                             10,152
           08/25/05           9,288                             10,167
           08/26/05           9,196                             10,115
           08/27/05           9,196                             10,115
           08/28/05           9,196                             10,115
           08/29/05           9,312                             10,179
           08/30/05           9,224                             10,131
           08/31/05           9,348                             10,202
           09/01/05           9,308                             10,181
           09/02/05           9,280                             10,169
           09/03/05           9,280                             10,169
           09/04/05           9,280                             10,169
           09/05/05           9,280                             10,169
           09/06/05           9,528                             10,307
           09/07/05           9,604                             10,350
           09/08/05           9,532                             10,313
           09/09/05           9,676                             10,394
           09/10/05           9,676                             10,394
           09/11/05           9,676                             10,394
           09/12/05           9,684                             10,399
           09/13/05           9,544                             10,324
           09/14/05           9,444                             10,273
           09/15/05           9,468                             10,286
           09/16/05           9,612                             10,367
           09/17/05           9,612                             10,367
           09/18/05           9,612                             10,367
           09/19/05           9,456                             10,285
           09/20/05           9,320                             10,211
           09/21/05           9,132                             10,110
           09/22/05           9,212                             10,155
           09/23/05           9,204                             10,152
           09/24/05           9,204                             10,152
           09/25/05           9,204                             10,152
           09/26/05           9,248                             10,176
           09/27/05           9,264                             10,188
           09/28/05           9,292                             10,204
           09/29/05           9,432                             10,282
           09/30/05           9,456                             10,297
           10/01/05           9,456                             10,297
           10/02/05           9,456                             10,297
           10/03/05           9,396                             10,265
           10/04/05           9,224                             10,176
           10/05/05           9,016                             10,062
           10/06/05           8,956                             10,032
           10/07/05           8,964                             10,037
           10/08/05           8,964                             10,037
           10/09/05           8,964                             10,037
           10/10/05           8,868                              9,985
           10/11/05           8,892                              9,999
           10/12/05           8,824                              9,964
           10/13/05           8,824                              9,963
           10/14/05           8,944                             10,032
           10/15/05           8,944                             10,032
           10/16/05           8,944                             10,032
           10/17/05           9,048                             10,092
           10/18/05           8,940                             10,030
           10/19/05           9,156                             10,158
           10/20/05           8,920                             10,030
           10/21/05           8,812                              9,966
           10/22/05           8,812                              9,966
           10/23/05           8,812                              9,966
           10/24/05           9,104                             10,132
           10/25/05           9,092                             10,125
           10/26/05           9,028                             10,093
           10/27/05           8,828                              9,981
           10/28/05           9,120                             10,149
           10/29/05           9,120                             10,149
           10/30/05           9,120                             10,149
           10/31/05           9,184                             10,186
           11/01/05           9,116                             10,153
           11/02/05           9,232                             10,219
           11/03/05           9,324                             10,271
           11/04/05           9,336                             10,279
           11/05/05           9,336                             10,279
           11/06/05           9,336                             10,279
           11/07/05           9,428                             10,333
           11/08/05           9,368                             10,299
           11/09/05           9,376                             10,305
           11/10/05           9,556                             10,405
           11/11/05           9,632                             10,450
           11/12/05           9,632                             10,450
           11/13/05           9,632                             10,450
           11/14/05           9,652                             10,461
           11/15/05           9,632                             10,451
           11/16/05           9,616                             10,443
           11/17/05           9,692                             10,488
           11/18/05           9,776                             10,535
           11/19/05           9,776                             10,535
           11/20/05           9,776                             10,535
           11/21/05           9,872                             10,588
           11/22/05           9,968                             10,642
           11/23/05          10,048                             10,685
           11/24/05          10,048                             10,685
           11/25/05          10,076                             10,701
           11/26/05          10,076                             10,701
           11/27/05          10,076                             10,701
           11/28/05           9,996                             10,661
           11/29/05           9,996                             10,661
           11/30/05           9,848                             10,585
           12/01/05          10,040                             10,689
           12/02/05           9,972                             10,655
           12/03/05           9,972                             10,655
           12/04/05           9,972                             10,655
           12/05/05           9,892                             10,613
           12/06/05           9,932                             10,634
           12/07/05           9,844                             10,589
           12/08/05           9,744                             10,537
           12/09/05           9,780                             10,560
           12/10/05           9,780                             10,560
           12/11/05           9,780                             10,560
           12/12/05           9,764                             10,550
           12/13/05           9,860                             10,605
           12/14/05           9,968                             10,665
           12/15/05           9,964                             10,663
           12/16/05           9,952                             10,657
           12/17/05           9,952                             10,657
           12/18/05           9,952                             10,657
           12/19/05           9,876                             10,619
           12/20/05           9,816                             10,588
           12/21/05           9,868                             10,616
           12/22/05           9,964                             10,672
           12/23/05           9,964                             10,673
           12/24/05           9,964                             10,673
           12/25/05           9,964                             10,673
           12/26/05           9,964                             10,673
           12/27/05           9,768                             10,569
           12/28/05           9,792                             10,587
           12/29/05           9,772                             10,576
           12/30/05           9,640                             10,510
           12/31/05           9,640                             10,510

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                          LONG DYNAMIC                  DOW JONES INDUSTRIAL
             DATE      DOW 30 FUND H-CLASS                   AVERAGE INDEX

           02/20/04          10,000                             10,000
           02/21/04          10,000                             10,000
           02/22/04          10,000                             10,000
           02/23/04           9,956                              9,991
           02/24/04           9,884                              9,950
           02/25/04           9,948                              9,984
           02/26/04           9,908                              9,965
           02/27/04           9,916                              9,968
           02/28/04           9,916                              9,968
           02/29/04           9,916                              9,968
           03/01/04          10,080                             10,057
           03/02/04           9,920                              9,975
           03/03/04           9,924                              9,980
           03/04/04           9,908                              9,975
           03/05/04           9,920                              9,982
           03/06/04           9,920                              9,982
           03/07/04           9,920                              9,982
           03/08/04           9,796                              9,920
           03/09/04           9,660                              9,852
           03/10/04           9,360                              9,701
           03/11/04           9,076                              9,549
           03/12/04           9,268                              9,654
           03/13/04           9,268                              9,654
           03/14/04           9,268                              9,654
           03/15/04           9,020                              9,525
           03/16/04           9,164                              9,602
           03/17/04           9,368                              9,712
           03/18/04           9,360                              9,708
           03/19/04           9,160                              9,605
           03/20/04           9,160                              9,605
           03/21/04           9,160                              9,605
           03/22/04           8,940                              9,490
           03/23/04           8,940                              9,489
           03/24/04           8,908                              9,474
           03/25/04           9,208                              9,635
           03/26/04           9,200                              9,630
           03/27/04           9,200                              9,630
           03/28/04           9,200                              9,630
           03/29/04           9,404                              9,742
           03/30/04           9,504                              9,791
           03/31/04           9,456                              9,769
           04/01/04           9,492                              9,783
           04/02/04           9,668                              9,878
           04/03/04           9,668                              9,878
           04/04/04           9,668                              9,878
           04/05/04           9,828                              9,960
           04/06/04           9,852                              9,974
           04/07/04           9,688                              9,889
           04/08/04           9,608                              9,853
           04/09/04           9,608                              9,853
           04/10/04           9,608                              9,853
           04/11/04           9,608                              9,853
           04/12/04           9,740                              9,922
           04/13/04           9,492                              9,795
           04/14/04           9,484                              9,792
           04/15/04           9,512                              9,811
           04/16/04           9,612                              9,862
           04/17/04           9,612                              9,862
           04/18/04           9,612                              9,862
           04/19/04           9,588                              9,849
           04/20/04           9,356                              9,732
           04/21/04           9,368                              9,738
           04/22/04           9,640                              9,877
           04/23/04           9,640                              9,888
           04/24/04           9,640                              9,888
           04/25/04           9,640                              9,888
           04/26/04           9,596                              9,861
           04/27/04           9,676                              9,893
           04/28/04           9,396                              9,765
           04/29/04           9,284                              9,701
           04/30/04           9,192                              9,657
           05/01/04           9,192                              9,657
           05/02/04           9,192                              9,657
           05/03/04           9,344                              9,740
           05/04/04           9,348                              9,743
           05/05/04           9,340                              9,738
           05/06/04           9,216                              9,674
           05/07/04           8,992                              9,557
           05/08/04           8,992                              9,557
           05/09/04           8,992                              9,557
           05/10/04           8,768                              9,437
           05/11/04           8,820                              9,467
           05/12/04           8,880                              9,498
           05/13/04           8,816                              9,465
           05/14/04           8,820                              9,469
           05/15/04           8,820                              9,469
           05/16/04           8,820                              9,469
           05/17/04           8,632                              9,369
           05/18/04           8,744                              9,428
           05/19/04           8,700                              9,406
           05/20/04           8,704                              9,406
           05/21/04           8,752                              9,434
           05/22/04           8,752                              9,434
           05/23/04           8,752                              9,434
           05/24/04           8,736                              9,426
           05/25/04           9,012                              9,576
           05/26/04           9,000                              9,569
           05/27/04           9,164                              9,659
           05/28/04           9,132                              9,644
           05/29/04           9,132                              9,644
           05/30/04           9,132                              9,644
           05/31/04           9,132                              9,644
           06/01/04           9,152                              9,657
           06/02/04           9,268                              9,717
           06/03/04           9,144                              9,654
           06/04/04           9,228                              9,698
           06/05/04           9,228                              9,698
           06/06/04           9,228                              9,698
           06/07/04           9,488                              9,838
           06/08/04           9,564                              9,878
           06/09/04           9,448                              9,817
           06/10/04           9,524                              9,857
           06/11/04           9,524                              9,857
           06/12/04           9,524                              9,857
           06/13/04           9,524                              9,857
           06/14/04           9,396                              9,792
           06/15/04           9,484                              9,836
           06/16/04           9,476                              9,835
           06/17/04           9,472                              9,833
           06/18/04           9,532                              9,870
           06/19/04           9,532                              9,870
           06/20/04           9,532                              9,870
           06/21/04           9,460                              9,827
           06/22/04           9,500                              9,849
           06/23/04           9,652                              9,929
           06/24/04           9,588                              9,897
           06/25/04           9,456                              9,829
           06/26/04           9,456                              9,829
           06/27/04           9,456                              9,829
           06/28/04           9,432                              9,815
           06/29/04           9,532                              9,868
           06/30/04           9,576                              9,890
           07/01/04           9,388                              9,796
           07/02/04           9,288                              9,747
           07/03/04           9,288                              9,747
           07/04/04           9,288                              9,747
           07/05/04           9,288                              9,747
           07/06/04           9,180                              9,687
           07/07/04           9,224                              9,712
           07/08/04           9,096                              9,647
           07/09/04           9,172                              9,686
           07/10/04           9,172                              9,686
           07/11/04           9,172                              9,686
           07/12/04           9,212                              9,710
           07/13/04           9,228                              9,719
           07/14/04           9,156                              9,682
           07/15/04           9,080                              9,639
           07/16/04           9,040                              9,620
           07/17/04           9,040                              9,620
           07/18/04           9,040                              9,620
           07/19/04           8,956                              9,576
           07/20/04           9,052                              9,628
           07/21/04           8,872                              9,532
           07/22/04           8,880                              9,536
           07/23/04           8,720                              9,453
           07/24/04           8,720                              9,453
           07/25/04           8,720                              9,453
           07/26/04           8,720                              9,453
           07/27/04           8,932                              9,569
           07/28/04           8,992                              9,600
           07/29/04           9,016                              9,614
           07/30/04           9,032                              9,624
           07/31/04           9,032                              9,624
           08/01/04           9,032                              9,624
           08/02/04           9,100                              9,662
           08/03/04           8,992                              9,606
           08/04/04           9,008                              9,613
           08/05/04           8,716                              9,458
           08/06/04           8,460                              9,319
           08/07/04           8,460                              9,319
           08/08/04           8,460                              9,319
           08/09/04           8,456                              9,318
           08/10/04           8,676                              9,442
           08/11/04           8,688                              9,446
           08/12/04           8,472                              9,328
           08/13/04           8,496                              9,341
           08/14/04           8,496                              9,341
           08/15/04           8,496                              9,341
           08/16/04           8,712                              9,463
           08/17/04           8,756                              9,481
           08/18/04           8,944                              9,593
           08/19/04           8,864                              9,553
           08/20/04           8,988                              9,619
           08/21/04           8,988                              9,619
           08/22/04           8,988                              9,619
           08/23/04           8,924                              9,584
           08/24/04           8,960                              9,608
           08/25/04           9,116                              9,687
           08/26/04           9,092                              9,679
           08/27/04           9,132                              9,700
           08/28/04           9,132                              9,700
           08/29/04           9,132                              9,700
           08/30/04           9,004                              9,631
           08/31/04           9,068                              9,680
           09/01/04           9,088                              9,678
           09/02/04           9,308                              9,794
           09/03/04           9,252                              9,766
           09/04/04           9,252                              9,766
           09/05/04           9,252                              9,766
           09/06/04           9,252                              9,766
           09/07/04           9,392                              9,844
           09/08/04           9,336                              9,816
           09/09/04           9,292                              9,793
           09/10/04           9,332                              9,816
           09/11/04           9,332                              9,816
           09/12/04           9,332                              9,816
           09/13/04           9,348                              9,825
           09/14/04           9,356                              9,828
           09/15/04           9,192                              9,746
           09/16/04           9,216                              9,758
           09/17/04           9,284                              9,796
           09/18/04           9,284                              9,796
           09/19/04           9,284                              9,796
           09/20/04           9,136                              9,720
           09/21/04           9,208                              9,759
           09/22/04           8,960                              9,629
           09/23/04           8,840                              9,564
           09/24/04           8,852                              9,572
           09/25/04           8,852                              9,572
           09/26/04           8,852                              9,572
           09/27/04           8,748                              9,516
           09/28/04           8,900                              9,600
           09/29/04           8,996                              9,656
           09/30/04           8,896                              9,603
           10/01/04           9,092                              9,710
           10/02/04           9,092                              9,710
           10/03/04           9,092                              9,710
           10/04/04           9,136                              9,735
           10/05/04           9,068                              9,698
           10/06/04           9,184                              9,763
           10/07/04           8,980                              9,654
           10/08/04           8,852                              9,587
           10/09/04           8,852                              9,587
           10/10/04           8,852                              9,587
           10/11/04           8,904                              9,613
           10/12/04           8,892                              9,608
           10/13/04           8,748                              9,537
           10/14/04           8,564                              9,434
           10/15/04           8,620                              9,471
           10/16/04           8,620                              9,471
           10/17/04           8,620                              9,471
           10/18/04           8,660                              9,493
           10/19/04           8,556                              9,437
           10/20/04           8,540                              9,429
           10/21/04           8,508                              9,411
           10/22/04           8,320                              9,308
           10/23/04           8,320                              9,308
           10/24/04           8,320                              9,308
           10/25/04           8,304                              9,301
           10/26/04           8,536                              9,433
           10/27/04           8,736                              9,541
           10/28/04           8,744                              9,547
           10/29/04           8,780                              9,568
           10/30/04           8,780                              9,568
           10/31/04           8,780                              9,568
           11/01/04           8,828                              9,594
           11/02/04           8,788                              9,576
           11/03/04           8,968                              9,674
           11/04/04           9,284                              9,848
           11/05/04           9,416                              9,917
           11/06/04           9,416                              9,917
           11/07/04           9,416                              9,917
           11/08/04           9,428                              9,922
           11/09/04           9,432                              9,922
           11/10/04           9,444                              9,927
           11/11/04           9,596                             10,008
           11/12/04           9,712                             10,076
           11/13/04           9,712                             10,076
           11/14/04           9,712                             10,076
           11/15/04           9,736                             10,087
           11/16/04           9,620                             10,027
           11/17/04           9,748                             10,093
           11/18/04           9,788                             10,115
           11/19/04           9,576                             10,004
           11/20/04           9,576                             10,004
           11/21/04           9,576                             10,004
           11/22/04           9,632                             10,035
           11/23/04           9,636                             10,038
           11/24/04           9,684                             10,040
           11/25/04           9,684                             10,065
           11/26/04           9,684                             10,067
           11/27/04           9,684                             10,067
           11/28/04           9,684                             10,067
           11/29/04           9,600                             10,024
           11/30/04           9,516                              9,979
           12/01/04           9,816                             10,137
           12/02/04           9,804                             10,133
           12/03/04           9,812                             10,139
           12/04/04           9,812                             10,139
           12/05/04           9,812                             10,139
           12/06/04           9,728                             10,096
           12/07/04           9,532                              9,994
           12/08/04           9,632                             10,047
           12/09/04           9,740                             10,103
           12/10/04           9,720                             10,094
           12/11/04           9,720                             10,094
           12/12/04           9,720                             10,094
           12/13/04           9,892                             10,186
           12/14/04           9,968                             10,222
           12/15/04           9,992                             10,238
           12/16/04          10,016                             10,251
           12/17/04           9,912                             10,198
           12/18/04           9,912                             10,198
           12/19/04           9,912                             10,198
           12/20/04           9,928                             10,209
           12/21/04          10,104                             10,303
           12/22/04          10,228                             10,364
           12/23/04          10,248                             10,374
           12/24/04          10,248                             10,374
           12/25/04          10,248                             10,374
           12/26/04          10,248                             10,374
           12/27/04          10,148                             10,325
           12/28/04          10,292                             10,401
           12/29/04          10,240                             10,376
           12/30/04          10,192                             10,349
           12/31/04          10,152                             10,332
           01/01/05          10,152                             10,332
           01/02/05          10,152                             10,332
           01/03/05          10,048                             10,281
           01/04/05           9,864                             10,189
           01/05/05           9,804                             10,158
           01/06/05           9,860                             10,187
           01/07/05           9,820                             10,169
           01/08/05           9,820                             10,169
           01/09/05           9,820                             10,169
           01/10/05           9,848                             10,185
           01/11/05           9,732                             10,123
           01/12/05           9,840                             10,182
           01/13/05           9,632                             10,075
           01/14/05           9,720                             10,125
           01/15/05           9,720                             10,125
           01/16/05           9,720                             10,125
           01/17/05           9,720                             10,125
           01/18/05           9,856                             10,195
           01/19/05           9,692                             10,112
           01/20/05           9,564                             10,046
           01/21/05           9,420                              9,971
           01/22/05           9,420                              9,971
           01/23/05           9,420                              9,971
           01/24/05           9,380                              9,948
           01/25/05           9,544                             10,037
           01/26/05           9,612                             10,072
           01/27/05           9,552                             10,042
           01/28/05           9,476                             10,004
           01/29/05           9,476                             10,004
           01/30/05           9,476                             10,004
           01/31/05           9,584                             10,064
           02/01/05           9,696                             10,124
           02/02/05           9,780                             10,168
           02/03/05           9,780                             10,168
           02/04/05          10,004                             10,286
           02/05/05          10,004                             10,286
           02/06/05          10,004                             10,286
           02/07/05          10,004                             10,285
           02/08/05          10,028                             10,297
           02/09/05           9,924                             10,246
           02/10/05          10,084                             10,328
           02/11/05          10,180                             10,377
           02/12/05          10,180                             10,377
           02/13/05          10,180                             10,377
           02/14/05          10,164                             10,372
           02/15/05          10,248                             10,417
           02/16/05          10,248                             10,420
           02/17/05          10,100                             10,342
           02/18/05          10,152                             10,372
           02/19/05          10,152                             10,372
           02/20/05          10,152                             10,372
           02/21/05          10,152                             10,372
           02/22/05           9,824                             10,204
           02/23/05           9,944                             10,268
           02/24/05          10,084                             10,341
           02/25/05          10,252                             10,431
           02/26/05          10,252                             10,431
           02/27/05          10,252                             10,431
           02/28/05          10,108                             10,358
           03/01/05          10,232                             10,419
           03/02/05          10,200                             10,406
           03/03/05          10,236                             10,426
           03/04/05          10,436                             10,529
           03/05/05          10,436                             10,529
           03/06/05          10,436                             10,529
           03/07/05          10,424                             10,526
           03/08/05          10,376                             10,503
           03/09/05          10,176                             10,400
           03/10/05          10,256                             10,444
           03/11/05          10,128                             10,377
           03/12/05          10,128                             10,377
           03/13/05          10,128                             10,377
           03/14/05          10,180                             10,377
           03/15/05          10,072                             10,350
           03/16/05           9,856                             10,243
           03/17/05           9,840                             10,236
           03/18/05           9,840                             10,240
           03/19/05           9,840                             10,240
           03/20/05           9,840                             10,240
           03/21/05           9,720                             10,178
           03/22/05           9,544                             10,086
           03/23/05           9,512                             10,072
           03/24/05           9,488                             10,060
           03/25/05           9,488                             10,060
           03/26/05           9,488                             10,060
           03/27/05           9,488                             10,060
           03/28/05           9,564                             10,101
           03/29/05           9,412                             10,024
           03/30/05           9,660                             10,155
           03/31/05           9,584                             10,119
           04/01/05           9,400                             10,023
           04/02/05           9,400                             10,023
           04/03/05           9,400                             10,023
           04/04/05           9,432                             10,042
           04/05/05           9,500                             10,078
           04/06/05           9,560                             10,110
           04/07/05           9,668                             10,168
           04/08/05           9,508                             10,086
           04/09/05           9,508                             10,086
           04/10/05           9,508                             10,086
           04/11/05           9,484                             10,074
           04/12/05           9,588                             10,131
           04/13/05           9,396                             10,031
           04/14/05           9,164                              9,910
           04/15/05           8,820                              9,725
           04/16/05           8,820                              9,725
           04/17/05           8,820                              9,725
           04/18/05           8,788                              9,710
           04/19/05           8,884                              9,764
           04/20/05           8,684                              9,655
           04/21/05           9,044                              9,857
           04/22/05           8,936                              9,798
           04/23/05           8,936                              9,798
           04/24/05           8,936                              9,798
           04/25/05           9,084                              9,880
           04/26/05           8,916                              9,792
           04/27/05           8,996                              9,838
           04/28/05           8,776                              9,717
           04/29/05           8,984                              9,835
           04/30/05           8,984                              9,835
           05/01/05           8,984                              9,835
           05/02/05           9,092                              9,892
           05/03/05           9,100                              9,897
           05/04/05           9,324                             10,022
           05/05/05           9,248                              9,979
           05/06/05           9,252                              9,985
           05/07/05           9,252                              9,985
           05/08/05           9,252                              9,985
           05/09/05           9,320                             10,023
           05/10/05           9,128                              9,923
           05/11/05           9,176                              9,950
           05/12/05           8,980                              9,843
           05/13/05           8,892                              9,797
           05/14/05           8,892                              9,797
           05/15/05           8,892                              9,797
           05/16/05           9,088                              9,906
           05/17/05           9,232                              9,987
           05/18/05           9,484                             10,124
           05/19/05           9,536                             10,152
           05/20/05           9,496                             10,131
           05/21/05           9,496                             10,131
           05/22/05           9,496                             10,131
           05/23/05           9,588                             10,181
           05/24/05           9,548                             10,162
           05/25/05           9,464                             10,117
           05/26/05           9,608                             10,195
           05/27/05           9,616                             10,199
           05/28/05           9,616                             10,199
           05/29/05           9,616                             10,199
           05/30/05           9,616                             10,199
           05/31/05           9,476                             10,127
           06/01/05           9,624                             10,210
           06/02/05           9,632                             10,214
           06/03/05           9,460                             10,124
           06/04/05           9,460                             10,124
           06/05/05           9,460                             10,124
           06/06/05           9,468                             10,130
           06/07/05           9,500                             10,146
           06/08/05           9,484                             10,140
           06/09/05           9,528                             10,165
           06/10/05           9,544                             10,175
           06/11/05           9,544                             10,175
           06/12/05           9,544                             10,175
           06/13/05           9,576                             10,192
           06/14/05           9,620                             10,217
           06/15/05           9,652                             10,235
           06/16/05           9,672                             10,247
           06/17/05           9,752                             10,290
           06/18/05           9,752                             10,290
           06/19/05           9,752                             10,290
           06/20/05           9,720                             10,276
           06/21/05           9,704                             10,267
           06/22/05           9,684                             10,256
           06/23/05           9,376                             10,096
           06/24/05           9,152                              9,976
           06/25/05           9,152                              9,976
           06/26/05           9,152                              9,976
           06/27/05           9,140                              9,970
           06/28/05           9,336                             10,081
           06/29/05           9,280                             10,052
           06/30/05           9,104                              9,955
           07/01/05           9,156                              9,985
           07/02/05           9,156                              9,985
           07/03/05           9,156                              9,985
           07/04/05           9,156                              9,985
           07/05/05           9,276                             10,052
           07/06/05           9,100                              9,959
           07/07/05           9,156                              9,990
           07/08/05           9,412                             10,132
           07/09/05           9,412                             10,132
           07/10/05           9,412                             10,132
           07/11/05           9,540                             10,200
           07/12/05           9,528                             10,195
           07/13/05           9,600                             10,237
           07/14/05           9,736                             10,306
           07/15/05           9,752                             10,318
           07/16/05           9,752                             10,318
           07/17/05           9,752                             10,318
           07/18/05           9,632                             10,254
           07/19/05           9,760                             10,323
           07/20/05           9,840                             10,369
           07/21/05           9,728                             10,309
           07/22/05           9,768                             10,332
           07/23/05           9,768                             10,332
           07/24/05           9,768                             10,332
           07/25/05           9,668                             10,279
           07/26/05           9,636                             10,263
           07/27/05           9,740                             10,318
           07/28/05           9,868                             10,388
           07/29/05           9,748                             10,325
           07/30/05           9,748                             10,325
           07/31/05           9,748                             10,325
           08/01/05           9,708                             10,308
           08/02/05           9,820                             10,367
           08/03/05           9,848                             10,382
           08/04/05           9,684                             10,297
           08/05/05           9,584                             10,247
           08/06/05           9,584                             10,247
           08/07/05           9,584                             10,247
           08/08/05           9,548                             10,228
           08/09/05           9,692                             10,304
           08/10/05           9,668                             10,293
           08/11/05           9,836                             10,385
           08/12/05           9,680                             10,302
           08/13/05           9,680                             10,302
           08/14/05           9,680                             10,302
           08/15/05           9,740                             10,335
           08/16/05           9,516                             10,218
           08/17/05           9,596                             10,262
           08/18/05           9,600                             10,266
           08/19/05           9,616                             10,273
           08/20/05           9,616                             10,273
           08/21/05           9,616                             10,273
           08/22/05           9,632                             10,283
           08/23/05           9,532                             10,234
           08/24/05           9,376                             10,152
           08/25/05           9,400                             10,167
           08/26/05           9,304                             10,115
           08/27/05           9,304                             10,115
           08/28/05           9,304                             10,115
           08/29/05           9,424                             10,179
           08/30/05           9,332                             10,131
           08/31/05           9,460                             10,202
           09/01/05           9,420                             10,181
           09/02/05           9,392                             10,169
           09/03/05           9,392                             10,169
           09/04/05           9,392                             10,169
           09/05/05           9,392                             10,169
           09/06/05           9,644                             10,307
           09/07/05           9,720                             10,350
           09/08/05           9,648                             10,313
           09/09/05           9,792                             10,394
           09/10/05           9,792                             10,394
           09/11/05           9,792                             10,394
           09/12/05           9,804                             10,399
           09/13/05           9,660                             10,324
           09/14/05           9,560                             10,273
           09/15/05           9,584                             10,286
           09/16/05           9,728                             10,367
           09/17/05           9,728                             10,367
           09/18/05           9,728                             10,367
           09/19/05           9,572                             10,285
           09/20/05           9,436                             10,211
           09/21/05           9,248                             10,110
           09/22/05           9,324                             10,155
           09/23/05           9,316                             10,152
           09/24/05           9,316                             10,152
           09/25/05           9,316                             10,152
           09/26/05           9,360                             10,176
           09/27/05           9,380                             10,188
           09/28/05           9,408                             10,204
           09/29/05           9,548                             10,282
           09/30/05           9,576                             10,297
           10/01/05           9,576                             10,297
           10/02/05           9,576                             10,297
           10/03/05           9,516                             10,265
           10/04/05           9,340                             10,176
           10/05/05           9,128                             10,062
           10/06/05           9,072                             10,032
           10/07/05           9,080                             10,037
           10/08/05           9,080                             10,037
           10/09/05           9,080                             10,037
           10/10/05           8,984                              9,985
           10/11/05           9,008                              9,999
           10/12/05           8,936                              9,964
           10/13/05           8,936                              9,963
           10/14/05           9,060                             10,032
           10/15/05           9,060                             10,032
           10/16/05           9,060                             10,032
           10/17/05           9,164                             10,092
           10/18/05           9,056                             10,030
           10/19/05           9,276                             10,158
           10/20/05           9,036                             10,030
           10/21/05           8,932                              9,966
           10/22/05           8,932                              9,966
           10/23/05           8,932                              9,966
           10/24/05           9,224                             10,132
           10/25/05           9,212                             10,125
           10/26/05           9,148                             10,093
           10/27/05           8,944                              9,981
           10/28/05           9,240                             10,149
           10/29/05           9,240                             10,149
           10/30/05           9,240                             10,149
           10/31/05           9,304                             10,186
           11/01/05           9,240                             10,153
           11/02/05           9,356                             10,219
           11/03/05           9,448                             10,271
           11/04/05           9,460                             10,279
           11/05/05           9,460                             10,279
           11/06/05           9,460                             10,279
           11/07/05           9,556                             10,333
           11/08/05           9,492                             10,299
           11/09/05           9,500                             10,305
           11/10/05           9,684                             10,405
           11/11/05           9,760                             10,450
           11/12/05           9,760                             10,450
           11/13/05           9,760                             10,450
           11/14/05           9,784                             10,461
           11/15/05           9,764                             10,451
           11/16/05           9,744                             10,443
           11/17/05           9,824                             10,488
           11/18/05           9,908                             10,535
           11/19/05           9,908                             10,535
           11/20/05           9,908                             10,535
           11/21/05          10,008                             10,588
           11/22/05          10,104                             10,642
           11/23/05          10,184                             10,685
           11/24/05          10,184                             10,685
           11/25/05          10,216                             10,701
           11/26/05          10,216                             10,701
           11/27/05          10,216                             10,701
           11/28/05          10,136                             10,661
           11/29/05          10,132                             10,661
           11/30/05           9,984                             10,585
           12/01/05          10,180                             10,689
           12/02/05          10,112                             10,655
           12/03/05          10,112                             10,655
           12/04/05          10,112                             10,655
           12/05/05          10,032                             10,613
           12/06/05          10,068                             10,634
           12/07/05           9,980                             10,589
           12/08/05           9,880                             10,537
           12/09/05           9,920                             10,560
           12/10/05           9,920                             10,560
           12/11/05           9,920                             10,560
           12/12/05           9,900                             10,550
           12/13/05          10,000                             10,605
           12/14/05          10,108                             10,665
           12/15/05          10,104                             10,663
           12/16/05          10,092                             10,657
           12/17/05          10,092                             10,657
           12/18/05          10,092                             10,657
           12/19/05          10,016                             10,619
           12/20/05           9,956                             10,588
           12/21/05          10,008                             10,616
           12/22/05          10,104                             10,672
           12/23/05          10,104                             10,673
           12/24/05          10,104                             10,673
           12/25/05          10,104                             10,673
           12/26/05          10,104                             10,673
           12/27/05           9,904                             10,569
           12/28/05           9,932                             10,587
           12/29/05           9,912                             10,576
           12/30/05           9,776                             10,510
           12/31/05           9,776                             10,510

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/05
----------------------------------------------------------------------------------------------------------------------
                                             A-CLASS                      C-CLASS                   H-CLASS
                                            (09/01/04)                   (02/20/04)               (02/20/04)
----------------------------------------------------------------------------------------------------------------------
                                                      SINCE                        SINCE                    SINCE
                                       ONE YEAR     INCEPTION     ONE YEAR       INCEPTION   ONE YEAR     INCEPTION
----------------------------------------------------------------------------------------------------------------------
LONG DYNAMIC DOW 30 FUND                 -3.78%        5.60%        -4.44%         -1.95%      -3.71%       -1.21%
DOW JONES INDUSTRIAL AVERAGE INDEX        1.72%        6.39%         1.72%          2.71%       1.72%        2.71%
----------------------------------------------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE DOW JONES INDUSTRIAL AVERAGE INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURN. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPH IS BASED ON C-CLASS SHARES AND H-CLASS SHARES ONLY; PERFORMANCE FOR A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURES.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                 LONG DYNAMIC               DOW JONES INDUSTRIAL
                                 DOW 30 FUND                    AVERAGE INDEX
Other                                  5.5%                          8.7%
Industrials                           22.7%                         26.6%
Consumer Staples                      13.9%                         15.5%
Financials                            13.2%                         14.4%
Information Technology                10.2%                         11.1%
Consumer Discretionary                 7.4%                          9.4%
Health Care                            7.3%                          9.2%
Materials                              4.6%                          5.2%
Futures Contracts                     15.4%
Equity Index Swap Agreements         100.3%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
A-Class                                                        September 1, 2004
C-Class                                                        February 20, 2004
H-Class                                                        February 20, 2004

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
International Business Machines Corp.                                       5.2%
3M Co.                                                                      4.9%
Altria Group, Inc.                                                          4.7%
Boeing Co.                                                                  4.4%
American International Group, Inc.                                          4.3%
Johnson & Johnson, Inc.                                                     3.8%
Procter & Gamble Co.                                                        3.7%
Caterpillar, Inc.                                                           3.7%
Exxon Mobil Corp.                                                           3.6%
United Technologies Corp.                                                   3.5%
--------------------------------------------------------------------------------
Top Ten Total                                                              41.8%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


                                      THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 11

PERFORMANCE REPORTS AND FUND PROFILES  (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

INVERSE DYNAMIC DOW 30 FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the Dow Jones Industrial Average Index.

INCEPTION: February 20, 2004

The Dow Jones Industrial Average Index gained 1.72% in 2005. The index was in a trading range and negative for most of the year before rising strongly in November to help push it higher for the year.

Hewlett-Packard (36.5%), Boeing (35.7%), Altria Group (22.3%) and Caterpillar (18.5%) led the list of gainers. General Motors (-51.5%), Verizon Communications (-25.6%) and IBM (-16.6%) were the year's big losers. Increased interest rates helped raise the amount of income the Fund earned and improved its performance. The Fund's H-Class returned 0.94% for the year. During that same period, it achieved a daily correlation of over .99 to its benchmark of -200% of the daily performance of the Dow Jones Industrial Average Index. The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish.(1) The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

(1) 1.00 EQUALS PERFECT CORRELATION. THIS CALCULATION IS BASED ON THE DAILY PRICE RETURN OF AN INDEX.

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                           INVERSE DYNAMIC        DOW JONES INDUSTRIAL
                         DOW 30 FUND C-CLASS          AVERAGE INDEX
             DATE
           02/20/04             10,000                     10,000
           02/21/04             10,000                     10,000
           02/22/04             10,000                     10,000
           02/23/04             10,024                      9,991
           02/24/04             10,104                      9,950
           02/25/04             10,028                      9,984
           02/26/04             10,042                      9,965
           02/27/04             10,020                      9,968
           02/28/04             10,020                      9,968
           02/29/04             10,020                      9,968
           03/01/04              9,862                     10,057
           03/02/04             10,012                      9,975
           03/03/04             10,016                      9,980
           03/04/04             10,006                      9,975
           03/05/04              9,984                      9,982
           03/06/04              9,984                      9,982
           03/07/04              9,984                      9,982
           03/08/04             10,120                      9,920
           03/09/04             10,248                      9,852
           03/10/04             10,588                      9,701
           03/11/04             10,902                      9,549
           03/12/04             10,664                      9,654
           03/13/04             10,664                      9,654
           03/14/04             10,664                      9,654
           03/15/04             10,948                      9,525
           03/16/04             10,768                      9,602
           03/17/04             10,524                      9,712
           03/18/04             10,528                      9,708
           03/19/04             10,748                      9,605
           03/20/04             10,748                      9,605
           03/21/04             10,748                      9,605
           03/22/04             10,982                      9,490
           03/23/04             10,982                      9,489
           03/24/04             11,020                      9,474
           03/25/04             10,654                      9,635
           03/26/04             10,652                      9,630
           03/27/04             10,652                      9,630
           03/28/04             10,652                      9,630
           03/29/04             10,414                      9,742
           03/30/04             10,302                      9,791
           03/31/04             10,354                      9,769
           04/01/04             10,312                      9,783
           04/02/04             10,118                      9,878
           04/03/04             10,118                      9,878
           04/04/04             10,118                      9,878
           04/05/04              9,948                      9,960
           04/06/04              9,920                      9,974
           04/07/04             10,078                      9,889
           04/08/04             10,162                      9,853
           04/09/04             10,162                      9,853
           04/10/04             10,162                      9,853
           04/11/04             10,162                      9,853
           04/12/04             10,014                      9,922
           04/13/04             10,270                      9,795
           04/14/04             10,270                      9,792
           04/15/04             10,240                      9,811
           04/16/04             10,132                      9,862
           04/17/04             10,132                      9,862
           04/18/04             10,132                      9,862
           04/19/04             10,152                      9,849
           04/20/04             10,396                      9,732
           04/21/04             10,376                      9,738
           04/22/04             10,072                      9,877
           04/23/04             10,054                      9,888
           04/24/04             10,054                      9,888
           04/25/04             10,054                      9,888
           04/26/04             10,100                      9,861
           04/27/04             10,036                      9,893
           04/28/04             10,304                      9,765
           04/29/04             10,430                      9,701
           04/30/04             10,522                      9,657
           05/01/04             10,522                      9,657
           05/02/04             10,522                      9,657
           05/03/04             10,344                      9,740
           05/04/04             10,336                      9,743
           05/05/04             10,348                      9,738
           05/06/04             10,486                      9,674
           05/07/04             10,736                      9,557
           05/08/04             10,736                      9,557
           05/09/04             10,736                      9,557
           05/10/04             11,004                      9,437
           05/11/04             10,926                      9,467
           05/12/04             10,852                      9,498
           05/13/04             10,930                      9,465
           05/14/04             10,924                      9,469
           05/15/04             10,924                      9,469
           05/16/04             10,924                      9,469
           05/17/04             11,158                      9,369
           05/18/04             11,010                      9,428
           05/19/04             11,060                      9,406
           05/20/04             11,054                      9,406
           05/21/04             10,988                      9,434
           05/22/04             10,988                      9,434
           05/23/04             10,988                      9,434
           05/24/04             11,010                      9,426
           05/25/04             10,652                      9,576
           05/26/04             10,662                      9,569
           05/27/04             10,468                      9,659
           05/28/04             10,498                      9,644
           05/29/04             10,498                      9,644
           05/30/04             10,498                      9,644
           05/31/04             10,498                      9,644
           06/01/04             10,472                      9,657
           06/02/04             10,342                      9,717
           06/03/04             10,480                      9,654
           06/04/04             10,380                      9,698
           06/05/04             10,380                      9,698
           06/06/04             10,380                      9,698
           06/07/04             10,086                      9,838
           06/08/04             10,004                      9,878
           06/09/04             10,124                      9,817
           06/10/04             10,046                      9,857
           06/11/04             10,046                      9,857
           06/12/04             10,046                      9,857
           06/13/04             10,046                      9,857
           06/14/04             10,184                      9,792
           06/15/04             10,090                      9,836
           06/16/04             10,094                      9,835
           06/17/04             10,096                      9,833
           06/18/04             10,028                      9,870
           06/19/04             10,028                      9,870
           06/20/04             10,028                      9,870
           06/21/04             10,104                      9,827
           06/22/04             10,056                      9,849
           06/23/04              9,898                      9,929
           06/24/04              9,958                      9,897
           06/25/04             10,096                      9,829
           06/26/04             10,096                      9,829
           06/27/04             10,096                      9,829
           06/28/04             10,126                      9,815
           06/29/04             10,014                      9,868
           06/30/04              9,970                      9,890
           07/01/04             10,160                      9,796
           07/02/04             10,262                      9,747
           07/03/04             10,262                      9,747
           07/04/04             10,262                      9,747
           07/05/04             10,262                      9,747
           07/06/04             10,384                      9,687
           07/07/04             10,334                      9,712
           07/08/04             10,474                      9,647
           07/09/04             10,388                      9,686
           07/10/04             10,388                      9,686
           07/11/04             10,388                      9,686
           07/12/04             10,338                      9,710
           07/13/04             10,318                      9,719
           07/14/04             10,402                      9,682
           07/15/04             10,486                      9,639
           07/16/04             10,528                      9,620
           07/17/04             10,528                      9,620
           07/18/04             10,528                      9,620
           07/19/04             10,622                      9,576
           07/20/04             10,506                      9,628
           07/21/04             10,718                      9,532
           07/22/04             10,710                      9,536
           07/23/04             10,896                      9,453
           07/24/04             10,896                      9,453
           07/25/04             10,896                      9,453
           07/26/04             10,898                      9,453
           07/27/04             10,626                      9,569
           07/28/04             10,556                      9,600
           07/29/04             10,522                      9,614
           07/30/04             10,506                      9,624
           07/31/04             10,506                      9,624
           08/01/04             10,506                      9,624
           08/02/04             10,424                      9,662
           08/03/04             10,548                      9,606
           08/04/04             10,532                      9,613
           08/05/04             10,872                      9,458
           08/06/04             11,190                      9,319
           08/07/04             11,190                      9,319
           08/08/04             11,190                      9,319
           08/09/04             11,186                      9,318
           08/10/04             10,900                      9,442
           08/11/04             10,886                      9,446
           08/12/04             11,156                      9,328
           08/13/04             11,122                      9,341
           08/14/04             11,122                      9,341
           08/15/04             11,122                      9,341
           08/16/04             10,836                      9,463
           08/17/04             10,794                      9,481
           08/18/04             10,548                      9,593
           08/19/04             10,638                      9,553
           08/20/04             10,486                      9,619
           08/21/04             10,486                      9,619
           08/22/04             10,486                      9,619
           08/23/04             10,560                      9,584
           08/24/04             10,512                      9,608
           08/25/04             10,336                      9,687
           08/26/04             10,356                      9,679
           08/27/04             10,308                      9,700
           08/28/04             10,308                      9,700
           08/29/04             10,308                      9,700
           08/30/04             10,456                      9,631
           08/31/04             10,352                      9,680
           09/01/04             10,358                      9,678
           09/02/04             10,106                      9,794
           09/03/04             10,164                      9,766
           09/04/04             10,164                      9,766
           09/05/04             10,164                      9,766
           09/06/04             10,164                      9,766
           09/07/04             10,008                      9,844
           09/08/04             10,066                      9,816
           09/09/04             10,110                      9,793
           09/10/04             10,064                      9,816
           09/11/04             10,064                      9,816
           09/12/04             10,064                      9,816
           09/13/04             10,048                      9,825
           09/14/04             10,036                      9,828
           09/15/04             10,212                      9,746
           09/16/04             10,184                      9,758
           09/17/04             10,102                      9,796
           09/18/04             10,102                      9,796
           09/19/04             10,102                      9,796
           09/20/04             10,262                      9,720
           09/21/04             10,180                      9,759
           09/22/04             10,466                      9,629
           09/23/04             10,598                      9,564
           09/24/04             10,580                      9,572
           09/25/04             10,580                      9,572
           09/26/04             10,580                      9,572
           09/27/04             10,700                      9,516
           09/28/04             10,514                      9,600
           09/29/04             10,404                      9,656
           09/30/04             10,518                      9,603
           10/01/04             10,264                      9,710
           10/02/04             10,264                      9,710
           10/03/04             10,264                      9,710
           10/04/04             10,220                      9,735
           10/05/04             10,290                      9,698
           10/06/04             10,164                      9,763
           10/07/04             10,390                      9,654
           10/08/04             10,534                      9,587
           10/09/04             10,534                      9,587
           10/10/04             10,534                      9,587
           10/11/04             10,464                      9,613
           10/12/04             10,486                      9,608
           10/13/04             10,650                      9,537
           10/14/04             10,866                      9,434
           10/15/04             10,794                      9,471
           10/16/04             10,794                      9,471
           10/17/04             10,794                      9,471
           10/18/04             10,740                      9,493
           10/19/04             10,868                      9,437
           10/20/04             10,890                      9,429
           10/21/04             10,940                      9,411
           10/22/04             11,174                      9,308
           10/23/04             11,174                      9,308
           10/24/04             11,174                      9,308
           10/25/04             11,198                      9,301
           10/26/04             10,880                      9,433
           10/27/04             10,628                      9,541
           10/28/04             10,616                      9,547
           10/29/04             10,572                      9,568
           10/30/04             10,572                      9,568
           10/31/04             10,572                      9,568
           11/01/04             10,514                      9,594
           11/02/04             10,556                      9,576
           11/03/04             10,332                      9,674
           11/04/04              9,974                      9,848
           11/05/04              9,830                      9,917
           11/06/04              9,830                      9,917
           11/07/04              9,830                      9,917
           11/08/04              9,814                      9,922
           11/09/04              9,810                      9,922
           11/10/04              9,796                      9,927
           11/11/04              9,636                     10,008
           11/12/04              9,520                     10,076
           11/13/04              9,520                     10,076
           11/14/04              9,520                     10,076
           11/15/04              9,498                     10,087
           11/16/04              9,612                     10,027
           11/17/04              9,488                     10,093
           11/18/04              9,446                     10,115
           11/19/04              9,652                     10,004
           11/20/04              9,652                     10,004
           11/21/04              9,652                     10,004
           11/22/04              9,594                     10,035
           11/23/04              9,590                     10,038
           11/24/04              9,542                     10,040
           11/25/04              9,542                     10,065
           11/26/04              9,538                     10,067
           11/27/04              9,538                     10,067
           11/28/04              9,538                     10,067
           11/29/04              9,620                     10,024
           11/30/04              9,704                      9,979
           12/01/04              9,402                     10,137
           12/02/04              9,414                     10,133
           12/03/04              9,406                     10,139
           12/04/04              9,406                     10,139
           12/05/04              9,406                     10,139
           12/06/04              9,486                     10,096
           12/07/04              9,680                      9,994
           12/08/04              9,584                     10,047
           12/09/04              9,476                     10,103
           12/10/04              9,494                     10,094
           12/11/04              9,494                     10,094
           12/12/04              9,494                     10,094
           12/13/04              9,322                     10,186
           12/14/04              9,254                     10,222
           12/15/04              9,228                     10,238
           12/16/04              9,206                     10,251
           12/17/04              9,298                     10,198
           12/18/04              9,298                     10,198
           12/19/04              9,298                     10,198
           12/20/04              9,276                     10,209
           12/21/04              9,110                     10,303
           12/22/04              9,002                     10,364
           12/23/04              8,984                     10,374
           12/24/04              8,984                     10,374
           12/25/04              8,984                     10,374
           12/26/04              8,984                     10,374
           12/27/04              9,068                     10,325
           12/28/04              8,936                     10,401
           12/29/04              8,978                     10,376
           12/30/04              9,026                     10,349
           12/31/04              9,058                     10,332
           01/01/05              9,058                     10,332
           01/02/05              9,058                     10,332
           01/03/05              9,153                     10,281
           01/04/05              9,315                     10,189
           01/05/05              9,370                     10,158
           01/06/05              9,319                     10,187
           01/07/05              9,358                     10,169
           01/08/05              9,358                     10,169
           01/09/05              9,358                     10,169
           01/10/05              9,328                     10,185
           01/11/05              9,434                     10,123
           01/12/05              9,332                     10,182
           01/13/05              9,532                     10,075
           01/14/05              9,438                     10,125
           01/15/05              9,438                     10,125
           01/16/05              9,438                     10,125
           01/17/05              9,438                     10,125
           01/18/05              9,309                     10,195
           01/19/05              9,464                     10,112
           01/20/05              9,589                     10,046
           01/21/05              9,735                      9,971
           01/22/05              9,735                      9,971
           01/23/05              9,735                      9,971
           01/24/05              9,777                      9,948
           01/25/05              9,603                     10,037
           01/26/05              9,538                     10,072
           01/27/05              9,595                     10,042
           01/28/05              9,675                     10,004
           01/29/05              9,675                     10,004
           01/30/05              9,675                     10,004
           01/31/05              9,561                     10,064
           02/01/05              9,448                     10,124
           02/02/05              9,368                     10,168
           02/03/05              9,368                     10,168
           02/04/05              9,159                     10,286
           02/05/05              9,159                     10,286
           02/06/05              9,159                     10,286
           02/07/05              9,159                     10,285
           02/08/05              9,137                     10,297
           02/09/05              9,231                     10,246
           02/10/05              9,084                     10,328
           02/11/05              8,998                     10,377
           02/12/05              8,998                     10,377
           02/13/05              8,998                     10,377
           02/14/05              9,006                     10,372
           02/15/05              8,934                     10,417
           02/16/05              8,936                     10,420
           02/17/05              9,062                     10,342
           02/18/05              9,012                     10,372
           02/19/05              9,012                     10,372
           02/20/05              9,012                     10,372
           02/21/05              9,012                     10,372
           02/22/05              9,305                     10,204
           02/23/05              9,189                     10,268
           02/24/05              9,062                     10,341
           02/25/05              8,912                     10,431
           02/26/05              8,912                     10,431
           02/27/05              8,912                     10,431
           02/28/05              9,036                     10,358
           03/01/05              8,928                     10,419
           03/02/05              8,956                     10,406
           03/03/05              8,924                     10,426
           03/04/05              8,747                     10,529
           03/05/05              8,747                     10,529
           03/06/05              8,747                     10,529
           03/07/05              8,755                     10,526
           03/08/05              8,795                     10,503
           03/09/05              8,968                     10,400
           03/10/05              8,896                     10,444
           03/11/05              9,008                     10,377
           03/12/05              9,008                     10,377
           03/13/05              9,008                     10,377
           03/14/05              8,960                     10,377
           03/15/05              9,056                     10,350
           03/16/05              9,247                     10,243
           03/17/05              9,259                     10,236
           03/18/05              9,261                     10,240
           03/19/05              9,261                     10,240
           03/20/05              9,261                     10,240
           03/21/05              9,370                     10,178
           03/22/05              9,540                     10,086
           03/23/05              9,571                     10,072
           03/24/05              9,595                     10,060
           03/25/05              9,595                     10,060
           03/26/05              9,595                     10,060
           03/27/05              9,595                     10,060
           03/28/05              9,518                     10,101
           03/29/05              9,665                     10,024
           03/30/05              9,412                     10,155
           03/31/05              9,484                     10,119
           04/01/05              9,669                     10,023
           04/02/05              9,669                     10,023
           04/03/05              9,669                     10,023
           04/04/05              9,635                     10,042
           04/05/05              9,565                     10,078
           04/06/05              9,506                     10,110
           04/07/05              9,398                     10,168
           04/08/05              9,556                     10,086
           04/09/05              9,556                     10,086
           04/10/05              9,556                     10,086
           04/11/05              9,579                     10,074
           04/12/05              9,472                     10,131
           04/13/05              9,663                     10,031
           04/14/05              9,894                      9,910
           04/15/05             10,265                      9,725
           04/16/05             10,265                      9,725
           04/17/05             10,265                      9,725
           04/18/05             10,302                      9,710
           04/19/05             10,187                      9,764
           04/20/05             10,418                      9,655
           04/21/05              9,984                      9,857
           04/22/05             10,107                      9,798
           04/23/05             10,107                      9,798
           04/24/05             10,107                      9,798
           04/25/05              9,938                      9,880
           04/26/05             10,119                      9,792
           04/27/05             10,026                      9,838
           04/28/05             10,274                      9,717
           04/29/05             10,033                      9,835
           04/30/05             10,033                      9,835
           05/01/05             10,033                      9,835
           05/02/05              9,908                      9,892
           05/03/05              9,902                      9,897
           05/04/05              9,661                     10,022
           05/05/05              9,739                      9,979
           05/06/05              9,733                      9,985
           05/07/05              9,733                      9,985
           05/08/05              9,733                      9,985
           05/09/05              9,663                     10,023
           05/10/05              9,858                      9,923
           05/11/05              9,810                      9,950
           05/12/05             10,018                      9,843
           05/13/05             10,113                      9,797
           05/14/05             10,113                      9,797
           05/15/05             10,113                      9,797
           05/16/05              9,890                      9,906
           05/17/05              9,733                      9,987
           05/18/05              9,470                     10,124
           05/19/05              9,418                     10,152
           05/20/05              9,460                     10,131
           05/21/05              9,460                     10,131
           05/22/05              9,460                     10,131
           05/23/05              9,370                     10,181
           05/24/05              9,408                     10,162
           05/25/05              9,490                     10,117
           05/26/05              9,348                     10,195
           05/27/05              9,344                     10,199
           05/28/05              9,344                     10,199
           05/29/05              9,344                     10,199
           05/30/05              9,344                     10,199
           05/31/05              9,478                     10,127
           06/01/05              9,332                     10,210
           06/02/05              9,321                     10,214
           06/03/05              9,488                     10,124
           06/04/05              9,488                     10,124
           06/05/05              9,488                     10,124
           06/06/05              9,482                     10,130
           06/07/05              9,452                     10,146
           06/08/05              9,466                     10,140
           06/09/05              9,420                     10,165
           06/10/05              9,408                     10,175
           06/11/05              9,408                     10,175
           06/12/05              9,408                     10,175
           06/13/05              9,376                     10,192
           06/14/05              9,332                     10,217
           06/15/05              9,301                     10,235
           06/16/05              9,281                     10,247
           06/17/05              9,205                     10,290
           06/18/05              9,205                     10,290
           06/19/05              9,205                     10,290
           06/20/05              9,231                     10,276
           06/21/05              9,249                     10,267
           06/22/05              9,269                     10,256
           06/23/05              9,563                     10,096
           06/24/05              9,793                      9,976
           06/25/05              9,793                      9,976
           06/26/05              9,793                      9,976
           06/27/05              9,810                      9,970
           06/28/05              9,595                     10,081
           06/29/05              9,651                     10,052
           06/30/05              9,838                      9,955
           07/01/05              9,783                      9,985
           07/02/05              9,783                      9,985
           07/03/05              9,783                      9,985
           07/04/05              9,783                      9,985
           07/05/05              9,657                     10,052
           07/06/05              9,838                      9,959
           07/07/05              9,781                      9,990
           07/08/05              9,506                     10,132
           07/09/05              9,506                     10,132
           07/10/05              9,506                     10,132
           07/11/05              9,378                     10,200
           07/12/05              9,390                     10,195
           07/13/05              9,315                     10,237
           07/14/05              9,189                     10,306
           07/15/05              9,175                     10,318
           07/16/05              9,175                     10,318
           07/17/05              9,175                     10,318
           07/18/05              9,287                     10,254
           07/19/05              9,165                     10,323
           07/20/05              9,089                     10,369
           07/21/05              9,193                     10,309
           07/22/05              9,157                     10,332
           07/23/05              9,157                     10,332
           07/24/05              9,157                     10,332
           07/25/05              9,251                     10,279
           07/26/05              9,279                     10,263
           07/27/05              9,181                     10,318
           07/28/05              9,060                     10,388
           07/29/05              9,173                     10,325
           07/30/05              9,173                     10,325
           07/31/05              9,173                     10,325
           08/01/05              9,211                     10,308
           08/02/05              9,105                     10,367
           08/03/05              9,080                     10,382
           08/04/05              9,229                     10,297
           08/05/05              9,321                     10,247
           08/06/05              9,321                     10,247
           08/07/05              9,321                     10,247
           08/08/05              9,362                     10,228
           08/09/05              9,223                     10,304
           08/10/05              9,243                     10,293
           08/11/05              9,084                     10,385
           08/12/05              9,231                     10,302
           08/13/05              9,231                     10,302
           08/14/05              9,231                     10,302
           08/15/05              9,173                     10,335
           08/16/05              9,384                     10,218
           08/17/05              9,307                     10,262
           08/18/05              9,303                     10,266
           08/19/05              9,289                     10,273
           08/20/05              9,289                     10,273
           08/21/05              9,289                     10,273
           08/22/05              9,273                     10,283
           08/23/05              9,366                     10,234
           08/24/05              9,518                     10,152
           08/25/05              9,494                     10,167
           08/26/05              9,593                     10,115
           08/27/05              9,593                     10,115
           08/28/05              9,593                     10,115
           08/29/05              9,470                     10,179
           08/30/05              9,561                     10,131
           08/31/05              9,432                     10,202
           09/01/05              9,472                     10,181
           09/02/05              9,500                     10,169
           09/03/05              9,500                     10,169
           09/04/05              9,500                     10,169
           09/05/05              9,500                     10,169
           09/06/05              9,245                     10,307
           09/07/05              9,171                     10,350
           09/08/05              9,243                     10,313
           09/09/05              9,106                     10,394
           09/10/05              9,106                     10,394
           09/11/05              9,106                     10,394
           09/12/05              9,096                     10,399
           09/13/05              9,231                     10,324
           09/14/05              9,325                     10,273
           09/15/05              9,303                     10,286
           09/16/05              9,164                     10,367
           09/17/05              9,164                     10,367
           09/18/05              9,164                     10,367
           09/19/05              9,307                     10,285
           09/20/05              9,440                     10,211
           09/21/05              9,632                     10,110
           09/22/05              9,551                     10,155
           09/23/05              9,559                     10,152
           09/24/05              9,559                     10,152
           09/25/05              9,559                     10,152
           09/26/05              9,515                     10,176
           09/27/05              9,497                     10,188
           09/28/05              9,466                     10,204
           09/29/05              9,323                     10,282
           09/30/05              9,303                     10,297
           10/01/05              9,303                     10,297
           10/02/05              9,303                     10,297
           10/03/05              9,362                     10,265
           10/04/05              9,527                     10,176
           10/05/05              9,744                     10,062
           10/06/05              9,805                     10,032
           10/07/05              9,801                     10,037
           10/08/05              9,801                     10,037
           10/09/05              9,801                     10,037
           10/10/05              9,904                      9,985
           10/11/05              9,879                      9,999
           10/12/05              9,956                      9,964
           10/13/05              9,956                      9,963
           10/14/05              9,823                     10,032
           10/15/05              9,823                     10,032
           10/16/05              9,823                     10,032
           10/17/05              9,710                     10,092
           10/18/05              9,829                     10,030
           10/19/05              9,583                     10,158
           10/20/05              9,829                     10,030
           10/21/05              9,958                      9,966
           10/22/05              9,958                      9,966
           10/23/05              9,958                      9,966
           10/24/05              9,628                     10,132
           10/25/05              9,646                     10,125
           10/26/05              9,708                     10,093
           10/27/05              9,928                      9,981
           10/28/05              9,601                     10,149
           10/29/05              9,601                     10,149
           10/30/05              9,601                     10,149
           10/31/05              9,533                     10,186
           11/01/05              9,591                     10,153
           11/02/05              9,470                     10,219
           11/03/05              9,376                     10,271
           11/04/05              9,368                     10,279
           11/05/05              9,368                     10,279
           11/06/05              9,368                     10,279
           11/07/05              9,273                     10,333
           11/08/05              9,333                     10,299
           11/09/05              9,325                     10,305
           11/10/05              9,144                     10,405
           11/11/05              9,076                     10,450
           11/12/05              9,076                     10,450
           11/13/05              9,076                     10,450
           11/14/05              9,055                     10,461
           11/15/05              9,076                     10,451
           11/16/05              9,090                     10,443
           11/17/05              9,017                     10,488
           11/18/05              8,941                     10,535
           11/19/05              8,941                     10,535
           11/20/05              8,941                     10,535
           11/21/05              8,852                     10,588
           11/22/05              8,769                     10,642
           11/23/05              8,699                     10,685
           11/24/05              8,699                     10,685
           11/25/05              8,677                     10,701
           11/26/05              8,677                     10,701
           11/27/05              8,677                     10,701
           11/28/05              8,743                     10,661
           11/29/05              8,749                     10,661
           11/30/05              8,876                     10,585
           12/01/05              8,703                     10,689
           12/02/05              8,765                     10,655
           12/03/05              8,765                     10,655
           12/04/05              8,765                     10,655
           12/05/05              8,836                     10,613
           12/06/05              8,804                     10,634
           12/07/05              8,880                     10,589
           12/08/05              8,971                     10,537
           12/09/05              8,939                     10,560
           12/10/05              8,939                     10,560
           12/11/05              8,939                     10,560
           12/12/05              8,957                     10,550
           12/13/05              8,866                     10,605
           12/14/05              8,767                     10,665
           12/15/05              8,773                     10,663
           12/16/05              8,787                     10,657
           12/17/05              8,787                     10,657
           12/18/05              8,787                     10,657
           12/19/05              8,854                     10,619
           12/20/05              8,908                     10,588
           12/21/05              8,864                     10,616
           12/22/05              8,773                     10,672
           12/23/05              8,781                     10,673
           12/24/05              8,781                     10,673
           12/25/05              8,781                     10,673
           12/26/05              8,781                     10,673
           12/27/05              8,954                     10,569
           12/28/05              8,928                     10,587
           12/29/05              8,948                     10,576
           12/30/05              9,069                     10,510
           12/31/05              9,069                     10,510

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                             INVERSE DYNAMIC         DOW JONES INDUSTRIAL
             DATE         DOW 30 FUND H-CLASS            AVERAGE INDEX
           02/20/04              10,000                     10,000
           02/21/04              10,000                     10,000
           02/22/04              10,000                     10,000
           02/23/04              10,024                      9,991
           02/24/04              10,102                      9,950
           02/25/04              10,026                      9,984
           02/26/04              10,044                      9,965
           02/27/04              10,022                      9,968
           02/28/04              10,022                      9,968
           02/29/04              10,022                      9,968
           03/01/04               9,862                     10,057
           03/02/04              10,012                      9,975
           03/03/04              10,018                      9,980
           03/04/04              10,006                      9,975
           03/05/04               9,984                      9,982
           03/06/04               9,984                      9,982
           03/07/04               9,984                      9,982
           03/08/04              10,120                      9,920
           03/09/04              10,250                      9,852
           03/10/04              10,586                      9,701
           03/11/04              10,900                      9,549
           03/12/04              10,662                      9,654
           03/13/04              10,662                      9,654
           03/14/04              10,662                      9,654
           03/15/04              10,948                      9,525
           03/16/04              10,768                      9,602
           03/17/04              10,524                      9,712
           03/18/04              10,528                      9,708
           03/19/04              10,752                      9,605
           03/20/04              10,752                      9,605
           03/21/04              10,752                      9,605
           03/22/04              10,986                      9,490
           03/23/04              10,986                      9,489
           03/24/04              11,024                      9,474
           03/25/04              10,658                      9,635
           03/26/04              10,656                      9,630
           03/27/04              10,656                      9,630
           03/28/04              10,656                      9,630
           03/29/04              10,418                      9,742
           03/30/04              10,308                      9,791
           03/31/04              10,358                      9,769
           04/01/04              10,316                      9,783
           04/02/04              10,122                      9,878
           04/03/04              10,122                      9,878
           04/04/04              10,122                      9,878
           04/05/04               9,954                      9,960
           04/06/04               9,926                      9,974
           04/07/04              10,084                      9,889
           04/08/04              10,170                      9,853
           04/09/04              10,170                      9,853
           04/10/04              10,170                      9,853
           04/11/04              10,170                      9,853
           04/12/04              10,022                      9,922
           04/13/04              10,278                      9,795
           04/14/04              10,278                      9,792
           04/15/04              10,248                      9,811
           04/16/04              10,140                      9,862
           04/17/04              10,140                      9,862
           04/18/04              10,140                      9,862
           04/19/04              10,160                      9,849
           04/20/04              10,406                      9,732
           04/21/04              10,384                      9,738
           04/22/04              10,082                      9,877
           04/23/04              10,064                      9,888
           04/24/04              10,064                      9,888
           04/25/04              10,064                      9,888
           04/26/04              10,110                      9,861
           04/27/04              10,046                      9,893
           04/28/04              10,316                      9,765
           04/29/04              10,442                      9,701
           04/30/04              10,536                      9,657
           05/01/04              10,536                      9,657
           05/02/04              10,536                      9,657
           05/03/04              10,356                      9,740
           05/04/04              10,350                      9,743
           05/05/04              10,362                      9,738
           05/06/04              10,500                      9,674
           05/07/04              10,752                      9,557
           05/08/04              10,752                      9,557
           05/09/04              10,752                      9,557
           05/10/04              11,020                      9,437
           05/11/04              10,942                      9,467
           05/12/04              10,868                      9,498
           05/13/04              10,948                      9,465
           05/14/04              10,942                      9,469
           05/15/04              10,942                      9,469
           05/16/04              10,942                      9,469
           05/17/04              11,178                      9,369
           05/18/04              11,028                      9,428
           05/19/04              11,080                      9,406
           05/20/04              11,074                      9,406
           05/21/04              11,008                      9,434
           05/22/04              11,008                      9,434
           05/23/04              11,008                      9,434
           05/24/04              11,030                      9,426
           05/25/04              10,672                      9,576
           05/26/04              10,684                      9,569
           05/27/04              10,488                      9,659
           05/28/04              10,520                      9,644
           05/29/04              10,520                      9,644
           05/30/04              10,520                      9,644
           05/31/04              10,520                      9,644
           06/01/04              10,494                      9,657
           06/02/04              10,364                      9,717
           06/03/04              10,502                      9,654
           06/04/04              10,402                      9,698
           06/05/04              10,402                      9,698
           06/06/04              10,402                      9,698
           06/07/04              10,108                      9,838
           06/08/04              10,024                      9,878
           06/09/04              10,146                      9,817
           06/10/04              10,070                      9,857
           06/11/04              10,070                      9,857
           06/12/04              10,070                      9,857
           06/13/04              10,070                      9,857
           06/14/04              10,208                      9,792
           06/15/04              10,114                      9,836
           06/16/04              10,116                      9,835
           06/17/04              10,120                      9,833
           06/18/04              10,052                      9,870
           06/19/04              10,052                      9,870
           06/20/04              10,052                      9,870
           06/21/04              10,130                      9,827
           06/22/04              10,082                      9,849
           06/23/04               9,924                      9,929
           06/24/04               9,984                      9,897
           06/25/04              10,124                      9,829
           06/26/04              10,124                      9,829
           06/27/04              10,124                      9,829
           06/28/04              10,152                      9,815
           06/29/04              10,042                      9,868
           06/30/04               9,998                      9,890
           07/01/04              10,190                      9,796
           07/02/04              10,292                      9,747
           07/03/04              10,292                      9,747
           07/04/04              10,292                      9,747
           07/05/04              10,292                      9,747
           07/06/04              10,416                      9,687
           07/07/04              10,364                      9,712
           07/08/04              10,506                      9,647
           07/09/04              10,420                      9,686
           07/10/04              10,420                      9,686
           07/11/04              10,420                      9,686
           07/12/04              10,370                      9,710
           07/13/04              10,352                      9,719
           07/14/04              10,434                      9,682
           07/15/04              10,518                      9,639
           07/16/04              10,564                      9,620
           07/17/04              10,564                      9,620
           07/18/04              10,564                      9,620
           07/19/04              10,656                      9,576
           07/20/04              10,540                      9,628
           07/21/04              10,752                      9,532
           07/22/04              10,746                      9,536
           07/23/04              10,934                      9,453
           07/24/04              10,934                      9,453
           07/25/04              10,934                      9,453
           07/26/04              10,934                      9,453
           07/27/04              10,662                      9,569
           07/28/04              10,592                      9,600
           07/29/04              10,560                      9,614
           07/30/04              10,542                      9,624
           07/31/04              10,542                      9,624
           08/01/04              10,542                      9,624
           08/02/04              10,460                      9,662
           08/03/04              10,584                      9,606
           08/04/04              10,568                      9,613
           08/05/04              10,910                      9,458
           08/06/04              11,230                      9,319
           08/07/04              11,230                      9,319
           08/08/04              11,230                      9,319
           08/09/04              11,226                      9,318
           08/10/04              10,940                      9,442
           08/11/04              10,926                      9,446
           08/12/04              11,196                      9,328
           08/13/04              11,164                      9,341
           08/14/04              11,164                      9,341
           08/15/04              11,164                      9,341
           08/16/04              10,878                      9,463
           08/17/04              10,836                      9,481
           08/18/04              10,590                      9,593
           08/19/04              10,680                      9,553
           08/20/04              10,528                      9,619
           08/21/04              10,528                      9,619
           08/22/04              10,528                      9,619
           08/23/04              10,602                      9,584
           08/24/04              10,554                      9,608
           08/25/04              10,378                      9,687
           08/26/04              10,398                      9,679
           08/27/04              10,352                      9,700
           08/28/04              10,352                      9,700
           08/29/04              10,352                      9,700
           08/30/04              10,500                      9,631
           08/31/04              10,396                      9,680
           09/01/04              10,400                      9,678
           09/02/04              10,148                      9,794
           09/03/04              10,208                      9,766
           09/04/04              10,208                      9,766
           09/05/04              10,208                      9,766
           09/06/04              10,208                      9,766
           09/07/04              10,050                      9,844
           09/08/04              10,110                      9,816
           09/09/04              10,152                      9,793
           09/10/04              10,108                      9,816
           09/11/04              10,108                      9,816
           09/12/04              10,108                      9,816
           09/13/04              10,092                      9,825
           09/14/04              10,080                      9,828
           09/15/04              10,258                      9,746
           09/16/04              10,230                      9,758
           09/17/04              10,146                      9,796
           09/18/04              10,146                      9,796
           09/19/04              10,146                      9,796
           09/20/04              10,308                      9,720
           09/21/04              10,224                      9,759
           09/22/04              10,514                      9,629
           09/23/04              10,646                      9,564
           09/24/04              10,630                      9,572
           09/25/04              10,630                      9,572
           09/26/04              10,630                      9,572
           09/27/04              10,750                      9,516
           09/28/04              10,564                      9,600
           09/29/04              10,454                      9,656
           09/30/04              10,570                      9,603
           10/01/04              10,314                      9,710
           10/02/04              10,314                      9,710
           10/03/04              10,314                      9,710
           10/04/04              10,270                      9,735
           10/05/04              10,342                      9,698
           10/06/04              10,214                      9,763
           10/07/04              10,442                      9,654
           10/08/04              10,588                      9,587
           10/09/04              10,588                      9,587
           10/10/04              10,588                      9,587
           10/11/04              10,516                      9,613
           10/12/04              10,540                      9,608
           10/13/04              10,706                      9,537
           10/14/04              10,924                      9,434
           10/15/04              10,850                      9,471
           10/16/04              10,850                      9,471
           10/17/04              10,850                      9,471
           10/18/04              10,796                      9,493
           10/19/04              10,926                      9,437
           10/20/04              10,948                      9,429
           10/21/04              10,998                      9,411
           10/22/04              11,234                      9,308
           10/23/04              11,234                      9,308
           10/24/04              11,234                      9,308
           10/25/04              11,260                      9,301
           10/26/04              10,940                      9,433
           10/27/04              10,686                      9,541
           10/28/04              10,674                      9,547
           10/29/04              10,632                      9,568
           10/30/04              10,632                      9,568
           10/31/04              10,632                      9,568
           11/01/04              10,572                      9,594
           11/02/04              10,616                      9,576
           11/03/04              10,390                      9,674
           11/04/04              10,028                      9,848
           11/05/04               9,886                      9,917
           11/06/04               9,886                      9,917
           11/07/04               9,886                      9,917
           11/08/04               9,870                      9,922
           11/09/04               9,866                      9,922
           11/10/04               9,854                      9,927
           11/11/04               9,692                     10,008
           11/12/04               9,576                     10,076
           11/13/04               9,576                     10,076
           11/14/04               9,576                     10,076
           11/15/04               9,554                     10,087
           11/16/04               9,670                     10,027
           11/17/04               9,544                     10,093
           11/18/04               9,502                     10,115
           11/19/04               9,710                     10,004
           11/20/04               9,710                     10,004
           11/21/04               9,710                     10,004
           11/22/04               9,654                     10,035
           11/23/04               9,648                     10,038
           11/24/04               9,598                     10,040
           11/25/04               9,598                     10,065
           11/26/04               9,596                     10,067
           11/27/04               9,596                     10,067
           11/28/04               9,596                     10,067
           11/29/04               9,680                     10,024
           11/30/04               9,762                      9,979
           12/01/04               9,460                     10,137
           12/02/04               9,472                     10,133
           12/03/04               9,464                     10,139
           12/04/04               9,464                     10,139
           12/05/04               9,464                     10,139
           12/06/04               9,544                     10,096
           12/07/04               9,736                      9,994
           12/08/04               9,640                     10,047
           12/09/04               9,534                     10,103
           12/10/04               9,552                     10,094
           12/11/04               9,552                     10,094
           12/12/04               9,552                     10,094
           12/13/04               9,380                     10,186
           12/14/04               9,310                     10,222
           12/15/04               9,286                     10,238
           12/16/04               9,264                     10,251
           12/17/04               9,356                     10,198
           12/18/04               9,356                     10,198
           12/19/04               9,356                     10,198
           12/20/04               9,336                     10,209
           12/21/04               9,168                     10,303
           12/22/04               9,058                     10,364
           12/23/04               9,040                     10,374
           12/24/04               9,040                     10,374
           12/25/04               9,040                     10,374
           12/26/04               9,040                     10,374
           12/27/04               9,126                     10,325
           12/28/04               8,994                     10,401
           12/29/04               9,038                     10,376
           12/30/04               9,086                     10,349
           12/31/04               9,120                     10,332
           01/01/05               9,120                     10,332
           01/02/05               9,120                     10,332
           01/03/05               9,215                     10,281
           01/04/05               9,379                     10,189
           01/05/05               9,436                     10,158
           01/06/05               9,387                     10,187
           01/07/05               9,426                     10,169
           01/08/05               9,426                     10,169
           01/09/05               9,426                     10,169
           01/10/05               9,396                     10,185
           01/11/05               9,502                     10,123
           01/12/05               9,400                     10,182
           01/13/05               9,602                     10,075
           01/14/05               9,508                     10,125
           01/15/05               9,508                     10,125
           01/16/05               9,508                     10,125
           01/17/05               9,508                     10,125
           01/18/05               9,377                     10,195
           01/19/05               9,534                     10,112
           01/20/05               9,659                     10,046
           01/21/05               9,807                      9,971
           01/22/05               9,807                      9,971
           01/23/05               9,807                      9,971
           01/24/05               9,851                      9,948
           01/25/05               9,675                     10,037
           01/26/05               9,610                     10,072
           01/27/05               9,669                     10,042
           01/28/05               9,749                     10,004
           01/29/05               9,749                     10,004
           01/30/05               9,749                     10,004
           01/31/05               9,635                     10,064
           02/01/05               9,522                     10,124
           02/02/05               9,440                     10,168
           02/03/05               9,442                     10,168
           02/04/05               9,229                     10,286
           02/05/05               9,229                     10,286
           02/06/05               9,229                     10,286
           02/07/05               9,229                     10,285
           02/08/05               9,207                     10,297
           02/09/05               9,303                     10,246
           02/10/05               9,157                     10,328
           02/11/05               9,068                     10,377
           02/12/05               9,068                     10,377
           02/13/05               9,068                     10,377
           02/14/05               9,078                     10,372
           02/15/05               9,004                     10,417
           02/16/05               9,008                     10,420
           02/17/05               9,134                     10,342
           02/18/05               9,084                     10,372
           02/19/05               9,084                     10,372
           02/20/05               9,084                     10,372
           02/21/05               9,084                     10,372
           02/22/05               9,379                     10,204
           02/23/05               9,265                     10,268
           02/24/05               9,136                     10,341
           02/25/05               8,984                     10,431
           02/26/05               8,984                     10,431
           02/27/05               8,984                     10,431
           02/28/05               9,110                     10,358
           03/01/05               9,002                     10,419
           03/02/05               9,030                     10,406
           03/03/05               8,998                     10,426
           03/04/05               8,821                     10,529
           03/05/05               8,821                     10,529
           03/06/05               8,821                     10,529
           03/07/05               8,829                     10,526
           03/08/05               8,869                     10,503
           03/09/05               9,044                     10,400
           03/10/05               8,970                     10,444
           03/11/05               9,084                     10,377
           03/12/05               9,084                     10,377
           03/13/05               9,084                     10,377
           03/14/05               9,038                     10,377
           03/15/05               9,134                     10,350
           03/16/05               9,327                     10,243
           03/17/05               9,339                     10,236
           03/18/05               9,341                     10,240
           03/19/05               9,341                     10,240
           03/20/05               9,341                     10,240
           03/21/05               9,454                     10,178
           03/22/05               9,624                     10,086
           03/23/05               9,657                     10,072
           03/24/05               9,679                     10,060
           03/25/05               9,679                     10,060
           03/26/05               9,679                     10,060
           03/27/05               9,679                     10,060
           03/28/05               9,602                     10,101
           03/29/05               9,753                     10,024
           03/30/05               9,498                     10,155
           03/31/05               9,572                     10,119
           04/01/05               9,759                     10,023
           04/02/05               9,759                     10,023
           04/03/05               9,759                     10,023
           04/04/05               9,725                     10,042
           04/05/05               9,653                     10,078
           04/06/05               9,594                     10,110
           04/07/05               9,486                     10,168
           04/08/05               9,645                     10,086
           04/09/05               9,645                     10,086
           04/10/05               9,645                     10,086
           04/11/05               9,669                     10,074
           04/12/05               9,560                     10,131
           04/13/05               9,753                     10,031
           04/14/05               9,986                      9,910
           04/15/05              10,362                      9,725
           04/16/05              10,362                      9,725
           04/17/05              10,362                      9,725
           04/18/05              10,396                      9,710
           04/19/05              10,281                      9,764
           04/20/05              10,514                      9,655
           04/21/05              10,078                      9,857
           04/22/05              10,203                      9,798
           04/23/05              10,203                      9,798
           04/24/05              10,203                      9,798
           04/25/05              10,032                      9,880
           04/26/05              10,213                      9,792
           04/27/05              10,121                      9,838
           04/28/05              10,372                      9,717
           04/29/05              10,129                      9,835
           04/30/05              10,129                      9,835
           05/01/05              10,129                      9,835
           05/02/05              10,002                      9,892
           05/03/05               9,998                      9,897
           05/04/05               9,753                     10,022
           05/05/05               9,833                      9,979
           05/06/05               9,827                      9,985
           05/07/05               9,827                      9,985
           05/08/05               9,827                      9,985
           05/09/05               9,757                     10,023
           05/10/05               9,956                      9,923
           05/11/05               9,906                      9,950
           05/12/05              10,117                      9,843
           05/13/05              10,215                      9,797
           05/14/05              10,215                      9,797
           05/15/05              10,215                      9,797
           05/16/05               9,988                      9,906
           05/17/05               9,831                      9,987
           05/18/05               9,566                     10,124
           05/19/05               9,514                     10,152
           05/20/05               9,558                     10,131
           05/21/05               9,558                     10,131
           05/22/05               9,558                     10,131
           05/23/05               9,466                     10,181
           05/24/05               9,504                     10,162
           05/25/05               9,588                     10,117
           05/26/05               9,444                     10,195
           05/27/05               9,440                     10,199
           05/28/05               9,440                     10,199
           05/29/05               9,440                     10,199
           05/30/05               9,440                     10,199
           05/31/05               9,576                     10,127
           06/01/05               9,430                     10,210
           06/02/05               9,420                     10,214
           06/03/05               9,588                     10,124
           06/04/05               9,588                     10,124
           06/05/05               9,588                     10,124
           06/06/05               9,580                     10,130
           06/07/05               9,552                     10,146
           06/08/05               9,566                     10,140
           06/09/05               9,520                     10,165
           06/10/05               9,506                     10,175
           06/11/05               9,506                     10,175
           06/12/05               9,506                     10,175
           06/13/05               9,474                     10,192
           06/14/05               9,432                     10,217
           06/15/05               9,402                     10,235
           06/16/05               9,381                     10,247
           06/17/05               9,303                     10,290
           06/18/05               9,303                     10,290
           06/19/05               9,303                     10,290
           06/20/05               9,329                     10,276
           06/21/05               9,349                     10,267
           06/22/05               9,369                     10,256
           06/23/05               9,667                     10,096
           06/24/05               9,900                      9,976
           06/25/05               9,900                      9,976
           06/26/05               9,900                      9,976
           06/27/05               9,918                      9,970
           06/28/05               9,701                     10,081
           06/29/05               9,759                     10,052
           06/30/05               9,948                      9,955
           07/01/05               9,892                      9,985
           07/02/05               9,892                      9,985
           07/03/05               9,892                      9,985
           07/04/05               9,892                      9,985
           07/05/05               9,765                     10,052
           07/06/05               9,948                      9,959
           07/07/05               9,892                      9,990
           07/08/05               9,612                     10,132
           07/09/05               9,612                     10,132
           07/10/05               9,612                     10,132
           07/11/05               9,484                     10,200
           07/12/05               9,496                     10,195
           07/13/05               9,422                     10,237
           07/14/05               9,295                     10,306
           07/15/05               9,281                     10,318
           07/16/05               9,281                     10,318
           07/17/05               9,281                     10,318
           07/18/05               9,394                     10,254
           07/19/05               9,269                     10,323
           07/20/05               9,193                     10,369
           07/21/05               9,299                     10,309
           07/22/05               9,263                     10,332
           07/23/05               9,263                     10,332
           07/24/05               9,263                     10,332
           07/25/05               9,357                     10,279
           07/26/05               9,387                     10,263
           07/27/05               9,289                     10,318
           07/28/05               9,167                     10,388
           07/29/05               9,281                     10,325
           07/30/05               9,281                     10,325
           07/31/05               9,281                     10,325
           08/01/05               9,319                     10,308
           08/02/05               9,213                     10,367
           08/03/05               9,189                     10,382
           08/04/05               9,339                     10,297
           08/05/05               9,434                     10,247
           08/06/05               9,434                     10,247
           08/07/05               9,434                     10,247
           08/08/05               9,474                     10,228
           08/09/05               9,333                     10,304
           08/10/05               9,353                     10,293
           08/11/05               9,193                     10,385
           08/12/05               9,343                     10,302
           08/13/05               9,343                     10,302
           08/14/05               9,343                     10,302
           08/15/05               9,283                     10,335
           08/16/05               9,498                     10,218
           08/17/05               9,420                     10,262
           08/18/05               9,418                     10,266
           08/19/05               9,404                     10,273
           08/20/05               9,404                     10,273
           08/21/05               9,404                     10,273
           08/22/05               9,387                     10,283
           08/23/05               9,480                     10,234
           08/24/05               9,637                     10,152
           08/25/05               9,610                     10,167
           08/26/05               9,711                     10,115
           08/27/05               9,711                     10,115
           08/28/05               9,711                     10,115
           08/29/05               9,588                     10,179
           08/30/05               9,681                     10,131
           08/31/05               9,550                     10,202
           09/01/05               9,590                     10,181
           09/02/05               9,618                     10,169
           09/03/05               9,618                     10,169
           09/04/05               9,618                     10,169
           09/05/05               9,618                     10,169
           09/06/05               9,361                     10,307
           09/07/05               9,287                     10,350
           09/08/05               9,359                     10,313
           09/09/05               9,222                     10,394
           09/10/05               9,222                     10,394
           09/11/05               9,222                     10,394
           09/12/05               9,212                     10,399
           09/13/05               9,347                     10,324
           09/14/05               9,444                     10,273
           09/15/05               9,421                     10,286
           09/16/05               9,280                     10,367
           09/17/05               9,280                     10,367
           09/18/05               9,280                     10,367
           09/19/05               9,427                     10,285
           09/20/05               9,562                     10,211
           09/21/05               9,756                     10,110
           09/22/05               9,673                     10,155
           09/23/05               9,683                     10,152
           09/24/05               9,683                     10,152
           09/25/05               9,683                     10,152
           09/26/05               9,639                     10,176
           09/27/05               9,619                     10,188
           09/28/05               9,591                     10,204
           09/29/05               9,446                     10,282
           09/30/05               9,425                     10,297
           10/01/05               9,425                     10,297
           10/02/05               9,425                     10,297
           10/03/05               9,484                     10,265
           10/04/05               9,651                     10,176
           10/05/05               9,873                     10,062
           10/06/05               9,933                     10,032
           10/07/05               9,929                     10,037
           10/08/05               9,929                     10,037
           10/09/05               9,929                     10,037
           10/10/05              10,036                      9,985
           10/11/05              10,012                      9,999
           10/12/05              10,088                      9,964
           10/13/05              10,088                      9,963
           10/14/05               9,953                     10,032
           10/15/05               9,953                     10,032
           10/16/05               9,953                     10,032
           10/17/05               9,840                     10,092
           10/18/05               9,961                     10,030
           10/19/05               9,713                     10,158
           10/20/05               9,961                     10,030
           10/21/05              10,092                      9,966
           10/22/05              10,092                      9,966
           10/23/05              10,092                      9,966
           10/24/05               9,758                     10,132
           10/25/05               9,776                     10,125
           10/26/05               9,840                     10,093
           10/27/05              10,062                      9,981
           10/28/05               9,732                     10,149
           10/29/05               9,732                     10,149
           10/30/05               9,732                     10,149
           10/31/05               9,665                     10,186
           11/01/05               9,724                     10,153
           11/02/05               9,603                     10,219
           11/03/05               9,504                     10,271
           11/04/05               9,498                     10,279
           11/05/05               9,498                     10,279
           11/06/05               9,498                     10,279
           11/07/05               9,401                     10,333
           11/08/05               9,464                     10,299
           11/09/05               9,456                     10,305
           11/10/05               9,272                     10,405
           11/11/05               9,202                     10,450
           11/12/05               9,202                     10,450
           11/13/05               9,202                     10,450
           11/14/05               9,184                     10,461
           11/15/05               9,204                     10,451
           11/16/05               9,220                     10,443
           11/17/05               9,145                     10,488
           11/18/05               9,069                     10,535
           11/19/05               9,069                     10,535
           11/20/05               9,069                     10,535
           11/21/05               8,978                     10,588
           11/22/05               8,896                     10,642
           11/23/05               8,823                     10,685
           11/24/05               8,823                     10,685
           11/25/05               8,803                     10,701
           11/26/05               8,803                     10,701
           11/27/05               8,803                     10,701
           11/28/05               8,869                     10,661
           11/29/05               8,875                     10,661
           11/30/05               9,004                     10,585
           12/01/05               8,829                     10,689
           12/02/05               8,894                     10,655
           12/03/05               8,894                     10,655
           12/04/05               8,894                     10,655
           12/05/05               8,964                     10,613
           12/06/05               8,932                     10,634
           12/07/05               9,010                     10,589
           12/08/05               9,101                     10,537
           12/09/05               9,069                     10,560
           12/10/05               9,069                     10,560
           12/11/05               9,069                     10,560
           12/12/05               9,087                     10,550
           12/13/05               8,996                     10,605
           12/14/05               8,898                     10,665
           12/15/05               8,902                     10,663
           12/16/05               8,918                     10,657
           12/17/05               8,918                     10,657
           12/18/05               8,918                     10,657
           12/19/05               8,986                     10,619
           12/20/05               9,041                     10,588
           12/21/05               8,996                     10,616
           12/22/05               8,904                     10,672
           12/23/05               8,913                     10,673
           12/24/05               8,913                     10,673
           12/25/05               8,913                     10,673
           12/26/05               8,913                     10,673
           12/27/05               9,089                     10,569
           12/28/05               9,063                     10,587
           12/29/05               9,083                     10,576
           12/30/05               9,206                     10,510
           12/31/05               9,206                     10,510

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/05
------------------------------------------------------------------------------------------------------------------
                                              A-CLASS                    C-CLASS                  H-CLASS
                                            (09/01/04)                 (02/20/04)                (02/20/04)
------------------------------------------------------------------------------------------------------------------
                                                     SINCE                      SINCE                     SINCE
                                       ONE YEAR    INCEPTION      ONE YEAR    INCEPTION     ONE YEAR    INCEPTION
------------------------------------------------------------------------------------------------------------------
INVERSE DYNAMIC DOW 30 FUND               0.94%      -8.75%          0.12%      -5.11%        0.94%       -4.34%
DOW JONES INDUSTRIAL AVERAGE INDEX        1.72%       6.39%          1.72%       2.71%        1.72%        2.71%
------------------------------------------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE DOW JONES INDUSTRIAL AVERAGE INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURN. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPH IS BASED ON C-CLASS SHARES AND H-CLASS SHARES ONLY; PERFORMANCE FOR A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURES.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                         INVERSE DYNAMIC    DOW JONES INDUSTRIAL
                                           DOW 30 FUND           AVERAGE INDEX
Other                                                                 8.7%
Industrials                                                          26.6%
Consumer Staples                                                     15.5%
Financials                                                           14.4%
Information Technology                                               11.1%
Consumer Discretionary                                                9.4%
Health Care                                                           9.2%
Materials                                                             5.2%
Futures Contracts Short Sales                 -35.3%
Equity Index Swap Agreements Short Sales     -164.5%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
A-Class                                                        September 1, 2004
C-Class                                                        February 20, 2004
H-Class                                                        February 20, 2004

The Fund invests principally in derivative instruments such as equity index swap agreements, futures contracts, and options on index futures.


12 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

MASTER-FEEDER ARRANGEMENT
--------------------------------------------------------------------------------

Each of the six funds included in the Trust are operating under a `master-feeder arrangement'. Under a master-feeder arrangement, a Feeder Fund ("feeder") invests substantially all of its assets in the Master Portfolio ("master"), a separate open-ended investment company that has the same investment objectives as the feeder, e.g., the Titan 500 Fund would act as a feeder, holding shares of the Titan 500 Master Portfolio as its only investment. The Master Portfolio, in turn, invests in securities and derivatives to meet its investment objective.

The Feeder Fund is the sole shareholder of the Master Portfolio and is the only part of the master-feeder relationship in which shareholders can invest. As a shareholder of a Feeder Fund, you have indirect ownership of the investments of the corresponding Master Portfolio. Therefore, the Schedules of Investments of the masters are provided here to illustrate securities in which the masters invest and, indirectly, what the feeders hold. Please see Notes to Financial Statements for more information about the master-feeder arrangement.


                                      THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS                                        December 31, 2005
--------------------------------------------------------------------------------
  TITAN 500 MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                           SHARES       (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS 83.2%

FINANCIALS 17.7%
  BANKS 4.8%
  Bank of America Corp.+                                  111,689   $  5,154,447
  Wells Fargo & Co.                                        46,510      2,922,223
  Wachovia Corp.                                           43,200      2,283,552
  U.S. Bancorp                                             50,510      1,509,744
  SunTrust Banks, Inc.                                     10,046        730,947
  BB&T Corp.+                                              15,080        632,003
  Fifth Third Bancorp+                                     15,430        582,020
  National City Corp.+                                     15,330        514,628
  PNC Financial Services
     Group, Inc.                                            8,131        502,740
  Regions Financial Corp.+                                 12,740        435,198
  KeyCorp+                                                 11,336        373,294
  North Fork Bancorporation, Inc.                          13,230        361,973
  Comerica, Inc.                                            4,600        261,096
  AmSouth Bancorp+                                          9,690        253,975
  Marshall & Ilsley Corp.                                   5,820        250,493
  M&T Bank Corp.                                            2,220        242,091
  Synovus Financial Corp.                                   8,690        234,717
  Zions Bancorporation                                      2,900        219,124
  Compass Bancshares, Inc.                                  3,462        167,180
  Huntington Bancshares, Inc.                               6,350        150,812
  First Horizon National Corp.                              3,500        134,540
                                                                    ------------
TOTAL BANKS                                                           17,916,797
                                                                    ------------
  INSURANCE 4.2%
  American International
     Group, Inc.                                           72,190      4,925,524
  MetLife, Inc.+                                           21,060      1,031,940
  Prudential Financial, Inc.                               14,040      1,027,588
  Allstate Corp.                                           18,040        975,423
  St. Paul Travelers Cos., Inc.                            19,262        860,434
  Hartford Financial Services
     Group, Inc.                                            8,345        716,752
  AFLAC, Inc.                                              13,920        646,166
  Progressive Corp.+                                        5,490        641,122
  Chubb Corp.+                                              5,560        542,934
  Marsh & McLennan Cos., Inc.+                             15,150        481,164
  ACE Ltd.                                                  8,958        478,715
  Principal Financial Group, Inc.                           7,790        369,480
  Genworth Financial, Inc. --
     Class A                                               10,470        362,053
  Loews Corp.                                               3,770        357,584
  XL Capital Ltd.+                                          4,850        326,793
  Aon Corp.                                                 8,900        319,955
  Lincoln National Corp.+                                   4,820        255,605
  Ambac Financial Group, Inc.                               2,930        225,786
  MBIA, Inc.+                                               3,732        224,517
  Cincinnati Financial Corp.                                4,855        216,921
  Jefferson-Pilot Corp.                                     3,730        212,349

                                                                          MARKET
                                                                           VALUE
                                                           SHARES       (NOTE 1)
--------------------------------------------------------------------------------

  SAFECO Corp.                                              3,440   $    194,360
  UnumProvident Corp.+                                      8,290        188,597
  Torchmark Corp.                                           2,890        160,684
                                                                    ------------
TOTAL INSURANCE                                                       15,742,446
                                                                    ------------
  DIVERSIFIED FINANCIALS 3.0%
  Citigroup, Inc.                                         140,690      6,827,686
  J.P. Morgan Chase & Co.                                  97,305      3,862,035
  Moody's Corp.+                                            6,900        423,798
  CIT Group, Inc.                                           5,560        287,897
                                                                    ------------
TOTAL DIVERSIFIED FINANCIALS                                          11,401,416
                                                                    ------------
  CAPITAL MARKETS 2.6%
  Merrill Lynch & Co., Inc.                                25,560      1,731,179
  Morgan Stanley                                           29,980      1,701,065
  Goldman Sachs Group, Inc.                                12,540      1,601,483
  Lehman Brothers Holdings, Inc.+                           7,450        954,866
  Bank of New York Co., Inc.                               21,420        682,227
  State Street Corp.                                        9,120        505,613
  Charles Schwab Corp.                                     28,690        420,882
  Mellon Financial Corp.                                   11,625        398,156
  Franklin Resources, Inc.                                  4,130        388,261
  Bear Stearns Cos., Inc.                                   3,150        363,920
  Ameriprise Financial, Inc.                                6,840        280,440
  Northern Trust Corp.                                      5,163        267,547
  T. Rowe Price Group, Inc.                                 3,629        261,397
  E*Trade Financial Corp.*+                                11,380        237,387
  Janus Capital Group, Inc.                                 6,000        111,780
  Federated Investors, Inc. --
     Class B                                                2,350         87,044
                                                                    ------------
TOTAL CAPITAL MARKETS                                                  9,993,247
                                                                    ------------
  THRIFTS & MORTGAGE FINANCE 1.4%
  Fannie Mae                                               26,921      1,314,014
  Freddie Mac                                              19,215      1,255,700
  Washington Mutual, Inc.+                                 27,440      1,193,640
  Countrywide Financial Corp.+                             16,614        568,033
  Golden West Financial Corp.                               7,090        467,940
  Sovereign Bancorp, Inc.                                   9,930        214,687
  MGIC Investment Corp.+                                    2,520        165,866
                                                                    ------------
TOTAL THRIFTS & MORTGAGE FINANCE                                       5,179,880
                                                                    ------------
  CONSUMER FINANCE 1.1%
  American Express Co.                                     34,534      1,777,120
  MBNA Corp.                                               34,900        947,535
  Capital One Financial Corp.                               8,328        719,539
  SLM Corp.+                                               11,610        639,595
                                                                    ------------
TOTAL CONSUMER FINANCE                                                 4,083,789
                                                                    ------------
  REAL ESTATE 0.6%
  Simon Property Group, Inc.+                               5,190        397,710
  Equity Office Properties Trust+                          11,300        342,729
  ProLogis                                                  6,770        316,294
  Equity Residential+                                       8,010        313,351
  Vornado Realty Trust                                      3,282        273,949
  Archstone-Smith Trust                                     5,900        247,151


14 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT    See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2005
--------------------------------------------------------------------------------
  TITAN 500 MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                           SHARES       (NOTE 1)
--------------------------------------------------------------------------------

  Plum Creek Timber Co.,
     Inc. (REIT)                                            5,115   $    184,396
  Public Storage, Inc.                                      2,300        155,756
  Apartment Investment &
     Management Co. -- Class A+                             2,658        100,658
                                                                    ------------
TOTAL REAL ESTATE                                                      2,331,994
                                                                    ------------
TOTAL FINANCIALS                                                      66,649,569
                                                                    ------------
INFORMATION TECHNOLOGY 12.6%
  COMPUTERS & PERIPHERALS 3.1%
  International Business Machines
     Corp.+                                                43,930      3,611,046
  Hewlett-Packard Co.                                      79,677      2,281,153
  Dell, Inc.*                                              65,450      1,962,845
  Apple Computer, Inc.*                                    23,439      1,685,030
  EMC Corp./MA*                                            66,490        905,594
  Sun Microsystems, Inc.*                                  94,950        397,840
  Network Appliance, Inc.*+                                10,350        279,450
  NCR Corp.*+                                               5,110        173,433
  Lexmark International, Inc.*+                             3,230        144,801
  QLogic Corp.*                                             2,240         72,822
  Gateway, Inc.*+                                           7,370         18,499
                                                                    ------------
TOTAL COMPUTERS & PERIPHERALS                                         11,532,513
                                                                    ------------
  SOFTWARE 2.9%
  Microsoft Corp.                                         254,590      6,657,529
  Oracle Corp.*                                           104,586      1,276,995
  Adobe Systems, Inc.                                      16,720        617,971
  Symantec Corp.*                                          30,080        526,400
  Electronic Arts, Inc.*+                                   8,360        437,312
  Computer Associates
     International, Inc.+                                  12,760        359,704
  Autodesk, Inc.                                            6,424        275,911
  Intuit, Inc.*+                                            4,920        262,236
  Siebel Systems, Inc.+                                    14,709        155,621
  Citrix Systems, Inc.*                                     4,898        140,964
  BMC Software, Inc.*                                       6,020        123,350
  Compuware Corp.*                                         10,780         96,697
  Novell, Inc.*+                                           10,617         93,748
  Mercury Interactive Corp.*                                2,409         66,946
  Parametric Technology Corp.*                              7,571         46,183
                                                                    ------------
TOTAL SOFTWARE                                                        11,137,567
                                                                    ------------
  SEMICONDUCTOR & SEMICONDUCTOR
    EQUIPMENT 2.7%
  Intel Corp.                                             167,670      4,185,043
  Texas Instruments, Inc.                                  45,000      1,443,150
  Applied Materials, Inc.+                                 45,116        809,381
  Broadcom Corp. -- Class A*                                8,037        378,944
  Analog Devices, Inc.                                     10,200        365,874
  Advanced Micro Devices, Inc.*+                           11,240        343,944
  Maxim Integrated Products, Inc.+                          9,116        330,364
  Linear Technology Corp.                                   8,480        305,874
  Freescale Semiconductor, Inc. --
     Class B*                                              11,410        287,190
  KLA-Tencor Corp.+                                         5,492        270,920

                                                                          MARKET
                                                                           VALUE
                                                           SHARES       (NOTE 1)
--------------------------------------------------------------------------------

  National Semiconductor Corp.+                             9,560   $    248,369
  Xilinx, Inc.+                                             9,686        244,184
  Micron Technology, Inc.*+                                17,185        228,732
  Altera Corp.*                                            10,080        186,782
  Nvidia Corp.*                                             4,760        174,026
  Novellus Systems, Inc.*                                   3,710         89,485
  LSI Logic Corp.*                                         10,890         87,120
  Teradyne, Inc.*                                           5,480         79,844
  PMC - Sierra, Inc.*+                                      5,100         39,321
  Applied Micro Circuits Corp.*                             8,310         21,357
                                                                    ------------
TOTAL SEMICONDUCTOR &
  SEMICONDUCTOR EQUIPMENT                                             10,119,904
                                                                    ------------
  COMMUNICATIONS EQUIPMENT 2.2%
  Cisco Systems, Inc.*                                    170,830      2,924,610
  Qualcomm, Inc.                                           45,729      1,970,005
  Motorola, Inc.                                           69,273      1,564,877
  Corning, Inc.*                                           42,381        833,210
  Lucent Technologies, Inc.*+                             123,607        328,795
  Scientific-Atlanta, Inc.                                  4,270        183,909
  Comverse Technology, Inc.*+                               5,615        149,303
  Tellabs, Inc.*                                           12,474        135,967
  Avaya, Inc.*                                             11,650        124,305
  JDS Uniphase Corp.*+                                     45,949        108,440
  ADC Telecommunications, Inc.*                             3,239         72,359
  Andrew Corp.*                                             4,522         48,521
  Ciena Corp.*                                             16,070         47,728
                                                                    ------------
TOTAL COMMUNICATIONS EQUIPMENT                                         8,492,029
                                                                    ------------
  IT CONSULTING & SERVICES 0.9%
  First Data Corp.                                         21,250        913,962
  Automatic Data Processing, Inc.                          16,040        736,076
  Paychex, Inc.                                             9,276        353,601
  Electronic Data Systems Corp.                            14,500        348,580
  Computer Sciences Corp.*                                  5,150        260,796
  Fiserv, Inc.*+                                            5,130        221,975
  Affiliated Computer
  Services, Inc. -- Class A*                                3,460        204,763
  Sabre Holdings Corp.                                      3,646         87,905
  Convergys Corp.*+                                         3,886         61,593
  Unisys Corp.*                                             9,490         55,327
                                                                    ------------
TOTAL IT CONSULTING & SERVICES                                        3,244,578
                                                                    ------------
  INTERNET SOFTWARE & SERVICES 0.4%
  Yahoo!, Inc.*+                                           35,118      1,375,923
                                                                    ------------
TOTAL INTERNET SOFTWARE & SERVICES                                     1,375,923
                                                                    ------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 0.3%
  Agilent Technologies, Inc.*                              11,430        380,505
  Jabil Circuit, Inc.*                                      4,841        179,553
  Molex, Inc.+                                              3,990        103,540
  Solectron Corp.*                                         25,410         93,001
  Symbol Technologies, Inc.                                 6,983         89,522
  Tektronix, Inc.                                           2,320         65,447
  Sanmina-SCI Corp.*+                                      14,623         62,294
                                                                    ------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                 973,862
                                                                    ------------


See Notes to Financial Statements.    THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 15

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2005
--------------------------------------------------------------------------------
  TITAN 500 MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                           SHARES       (NOTE 1)
--------------------------------------------------------------------------------

  OFFICE ELECTRONICS 0.1%
  Xerox Corp.*                                             26,710   $    391,302
                                                                    ------------
TOTAL OFFICE ELECTRONICS                                                 391,302
                                                                    ------------
TOTAL INFORMATION TECHNOLOGY                                          47,267,678
                                                                    ------------
HEALTH CARE 11.1%
  PHARMACEUTICALS 5.3%
  Johnson & Johnson, Inc.                                  82,730      4,972,073
  Pfizer, Inc.                                            205,004      4,780,693
  Merck & Co., Inc.                                        60,810      1,934,366
  Eli Lilly & Co.                                          31,610      1,788,810
  Wyeth                                                    37,325      1,719,563
  Abbott Laboratories                                      43,136      1,700,852
  Bristol-Myers Squibb Co.+                                54,410      1,250,342
  Schering-Plough Corp.+                                   41,100        856,935
  Allergan, Inc.+                                           3,662        395,350
  Forest Laboratories, Inc.*+                               9,390        381,985
  Mylan Laboratories, Inc.                                  6,080        121,357
  King Pharmaceuticals, Inc.*                               6,715        113,618
  Watson Pharmaceuticals, Inc.*+                            2,820         91,678
                                                                    ------------
  TOTAL PHARMACEUTICALS                                               20,107,622
                                                                    ------------
  HEALTH CARE PROVIDERS & SERVICES 2.7%
  UnitedHealth Group, Inc.                                 37,910      2,355,727
  WellPoint, Inc.*                                         18,350      1,464,146
  Cardinal Health, Inc.                                    11,910        818,812
  Aetna, Inc.                                               7,950        749,765
  Caremark Rx, Inc.*                                       12,510        647,893
  HCA, Inc.                                                11,790        595,395
  Medco Health Solutions, Inc.*                             8,545        476,811
  McKesson Corp.                                            8,564        441,817
  CIGNA Corp.+                                              3,500        390,950
  Express Scripts, Inc.*                                    4,050        339,390
  Coventry Health Care, Inc.*                               4,518        257,345
  Humana, Inc.*+                                            4,530        246,115
  AmerisourceBergen Corp.+                                  5,794        239,872
  Quest Diagnostics, Inc.+                                  4,610        237,323
  Laboratory Corporation of
    America Holdings*+                                      3,700        199,245
  IMS Health, Inc.                                          6,440        160,485
  Health Management
    Associates, Inc. -- Class A+                            6,865        150,755
  Patterson Cos., Inc.*+                                    3,849        128,557
  Tenet Healthcare Corp.*+                                 13,050         99,963
  Manor Care, Inc.+                                         2,200         87,494
                                                                    ------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                10,087,860
                                                                    ------------
  HEALTH CARE EQUIPMENT & SUPPLIES 1.8%
  Medtronic, Inc.                                          33,637      1,936,482
  Baxter International, Inc.                               17,338        652,776
  Guidant Corp.                                             9,230        597,642
  St. Jude Medical, Inc.*                                  10,190        511,538
  Zimmer Holdings, Inc.*                                    6,890        464,662

                                                                          MARKET
                                                                           VALUE
                                                           SHARES       (NOTE 1)
--------------------------------------------------------------------------------

  Becton, Dickinson & Co.                                   7,010   $    421,161
  Boston Scientific Corp.*+                                16,411        401,905
  Stryker Corp.                                             8,110        360,327
  Biomet, Inc.+                                             6,927        253,320
  Fisher Scientific
     International, Inc.*+                                  3,410        210,943
  C.R. Bard, Inc.                                           2,915        192,157
  Hospira, Inc.*                                            4,472        191,312
  Thermo Electron Corp.*                                    4,510        135,886
  Waters Corp.*                                             3,080        116,424
  Bausch & Lomb, Inc.                                       1,500        101,850
  Millipore Corp.*+                                         1,446         95,494
  PerkinElmer, Inc.                                         3,635         85,641
                                                                    ------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                 6,729,520
                                                                    ------------
  BIOTECHNOLOGY 1.3%
  Amgen, Inc.*+                                            34,327      2,707,027
  Gilead Sciences, Inc.*+                                  12,744        670,717
  Genzyme Corp.*                                            7,177        507,988
  Biogen Idec, Inc.*+                                       9,437        427,779
  Medimmune, Inc.*                                          6,838        239,467
  Applera Corp. - Applied
     Biosystems Group+                                      5,230        138,909
  Chiron Corp.*+                                            3,042        135,247
                                                                    ------------
TOTAL BIOTECHNOLOGY                                                    4,827,134
                                                                    ------------
TOTAL HEALTH CARE                                                     41,752,136
                                                                    ------------
INDUSTRIALS 9.4%
  INDUSTRIAL CONGLOMERATES 3.7%
  General Electric Co.                                    293,848     10,299,373
  3M Co.                                                   21,130      1,637,575
  Tyco International Ltd.+                                 55,980      1,615,583
  Textron, Inc.                                             3,680        283,286
                                                                    ------------
TOTAL INDUSTRIAL CONGLOMERATES                                        13,835,817
                                                                    ------------
  AEROSPACE & DEFENSE 1.9%
  United Technologies Corp.                                28,330      1,583,930
  Boeing Co.+                                              22,450      1,576,888
  Honeywell International, Inc.                            23,440        873,140
  General Dynamics Corp.                                    5,599        638,566
  Lockheed Martin Corp.+                                    9,940        632,482
  Northrop Grumman Corp.+                                   9,880        593,887
  Raytheon Co.                                             12,420        498,663
  L-3 Communications
     Holdings, Inc.                                         3,335        247,957
  Rockwell Collins, Inc.                                    4,800        223,056
  Goodrich Corp.                                            3,415        140,357
                                                                    ------------
  TOTAL AEROSPACE & DEFENSE                                            7,008,926
                                                                    ------------
  MACHINERY 1.1%
  Caterpillar, Inc.                                        18,918      1,092,893
  Illinois Tool Works, Inc.                                 5,690        500,663
  Deere & Co.                                               6,710        457,018
  Ingersoll-Rand Co. -- Class A                             9,200        371,404


16 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT    See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2005
--------------------------------------------------------------------------------
  TITAN 500 MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                           SHARES       (NOTE 1)
--------------------------------------------------------------------------------

  Danaher Corp.+                                            6,600   $    368,148
  Paccar, Inc.+                                             4,710        326,073
  Eaton Corp.                                               4,120        276,411
  ITT Industries, Inc.+                                     2,566        263,836
  Dover Corp.                                               5,635        228,161
  Parker Hannifin Corp.                                     3,331        219,713
  Cummins, Inc.+                                            1,301        116,739
  Pall Corp.                                                3,459         92,909
  Navistar International Corp.*                             1,720         49,226
                                                                    ------------
TOTAL MACHINERY                                                        4,363,194
                                                                    ------------
  AIR FREIGHT & COURIERS 0.9%
  United Parcel Service, Inc. --
     Class B                                               30,694      2,306,654
  FedEx Corp.+                                              8,425        871,061
  Ryder System, Inc.                                        1,775         72,810
                                                                    ------------
TOTAL AIR FREIGHT & COURIERS                                           3,250,525
                                                                    ------------
  COMMERCIAL SERVICES & SUPPLIES 0.6%
  Cendant Corp.                                            28,490        491,453
  Waste Management, Inc.                                   15,350        465,873
  Pitney Bowes, Inc.                                        6,340        267,865
  R. R. Donnelley & Sons Co.                                6,040        206,628
  Robert Half International, Inc.                           4,740        179,599
  Avery Dennison Corp.+                                     3,070        169,679
  Cintas Corp.                                              3,829        157,678
  Monster Worldwide, Inc.*+                                 3,420        139,604
  Equifax, Inc.                                             3,610        137,252
  Allied Waste Industries, Inc.*+                           6,070         53,052
                                                                    ------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                   2,268,683
                                                                    ------------
  ROAD & RAIL 0.6%
  Burlington Northern
     Santa Fe Corp.                                        10,390        735,820
  Union Pacific Corp.                                       7,373        593,600
  Norfolk Southern Corp.                                   11,300        506,579
  CSX Corp.                                                 6,035        306,397
                                                                    ------------
TOTAL ROAD & RAIL                                                      2,142,396
                                                                    ------------
  ELECTRICAL EQUIPMENT 0.4%
  Emerson Electric Co.                                     11,430        853,821
  Rockwell Automation, Inc.                                 4,980        294,617
  Cooper Industries Ltd. -- Class A                         2,550        186,150
  American Power
     Conversion Corp.                                       4,778        105,116
                                                                    ------------
TOTAL ELECTRICAL EQUIPMENT                                             1,439,704
                                                                    ------------
  BUILDING PRODUCTS 0.1%
  Masco Corp.+                                             11,790        355,940
  American Standard Cos., Inc.                              5,081        202,986
                                                                    ------------
TOTAL BUILDING PRODUCTS                                                  558,926
                                                                    ------------
  AIRLINES 0.1%
  Southwest Airlines Co.                                   19,400        318,742
                                                                    ------------
TOTAL AIRLINES                                                           318,742
                                                                    ------------

                                                                          MARKET
                                                                           VALUE
                                                           SHARES       (NOTE 1)
--------------------------------------------------------------------------------

  CONSTRUCTION & ENGINEERING 0.0%
  Fluor Corp.+                                              2,405       $185,810
                                                                    ------------
TOTAL CONSTRUCTION & ENGINEERING                                         185,810
                                                                    ------------
  TRADING COMPANIES & DISTRIBUTORS 0.0%
  W.W. Grainger, Inc.                                       2,110        150,021
                                                                    ------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                   150,021
                                                                    ------------
TOTAL INDUSTRIALS                                                     35,522,744
                                                                    ------------
CONSUMER DISCRETIONARY 9.0%
  MEDIA 2.8%
  Time Warner, Inc.                                       129,670      2,261,445
  Comcast Corp. -- Class A*+                               60,390      1,567,724
  Viacom, Inc. -- Class B*                                 42,980      1,401,148
  The Walt Disney Co.                                      53,500      1,282,395
  News Corp. -- Class A                                    67,670      1,052,268
  McGraw-Hill Cos., Inc.                                   10,430        538,501
  Clear Channel
     Communications, Inc.                                  15,030        472,693
  Omnicom Group, Inc.                                       5,010        426,501
  Gannett Co., Inc.                                         6,670        404,002
  Tribune Co.+                                              7,280        220,293
  Univision Communications,
     Inc. -- Class A*+                                      6,220        182,806
  Knight-Ridder, Inc.+                                      1,930        122,169
  Interpublic Group of Cos., Inc.*+                        11,970        115,511
  E.W. Scripps Co. -- Class A                               2,370        113,807
  New York Times Co. -- Class A+                            4,040        106,858
  Meredith Corp.                                            1,170         61,238
  Dow Jones & Co., Inc.                                     1,640         58,204
                                                                    ------------
  TOTAL MEDIA                                                         10,387,563
                                                                    ------------
  SPECIALTY RETAIL 1.8%
  Home Depot, Inc.                                         59,080      2,391,559
  Lowe's Cos., Inc.                                        21,745      1,449,522
  Best Buy Co., Inc.+                                      11,370        494,368
  Staples, Inc.                                            20,340        461,922
  Bed Bath & Beyond, Inc.*                                  8,257        298,491
  TJX Cos., Inc.                                           12,810        297,576
  The Gap, Inc.+                                           15,960        281,535
  Office Depot, Inc.*                                       8,590        269,726
  Limited Brands, Inc.                                      9,681        216,370
  Tiffany & Co.+                                            3,960        151,628
  Sherwin-Williams Co.                                      3,120        141,710
  AutoZone, Inc.*+                                          1,540        141,295
  AutoNation, Inc.*                                         5,043        109,584
  Circuit City Stores, Inc.+                                4,360         98,492
  RadioShack Corp.                                          3,742         78,694
  OfficeMax, Inc.                                           1,970         49,959
                                                                    ------------
TOTAL SPECIALTY RETAIL                                                 6,932,431
                                                                    ------------


See Notes to Financial Statements.    THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 17

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2005
--------------------------------------------------------------------------------
  TITAN 500 MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                           SHARES       (NOTE 1)
--------------------------------------------------------------------------------

  HOTELS, RESTAURANTS & LEISURE 1.3%
  McDonald's Corp.                                         34,998   $  1,180,132
  Carnival Corp.+                                          12,050        644,313
  Starbucks Corp.*                                         21,372        641,374
  Starwood Hotels & Resorts
     Worldwide, Inc.+                                       6,100        389,546
  Yum! Brands, Inc.                                         7,870        368,945
  Harrah's Entertainment, Inc.                              5,110        364,292
  Marriott International, Inc. --
     Class A                                                4,580        306,723
  International Game Technology,
     Inc.+                                                  9,370        288,409
  Hilton Hotels Corp.+                                      9,116        219,787
  Wendy's International, Inc.                               3,230        178,490
  Darden Restaurants, Inc.+                                 3,640        141,523
                                                                    ------------
TOTAL HOTELS, RESTAURANTS & LEISURE                                    4,723,534
                                                                    ------------
  MULTILINE RETAIL 0.9%
  Target Corp.                                             24,450      1,344,017
  Federated Department
     Stores, Inc.                                           7,574        502,383
  Kohl's Corp.*                                             9,590        466,074
  J.C. Penney Holding Co., Inc.                             6,460        359,176
  Sears Holdings Corp.*+                                    2,780        321,173
  Nordstrom, Inc.+                                          6,080        227,392
  Dollar General Corp.+                                     8,810        168,007
  Family Dollar Stores, Inc.                                4,320        107,093
  Dillard's, Inc. -- Class A                                1,710         42,442
  Big Lots, Inc.*+                                          3,170         38,072
                                                                    ------------
TOTAL MULTILINE RETAIL                                                 3,575,829
                                                                    ------------
  HOUSEHOLD DURABLES 0.6%
  Fortune Brands, Inc.                                      4,060        316,761
  D.R. Horton, Inc.+                                        7,566        270,333
  Centex Corp.                                              3,550        253,790
  Pulte Homes, Inc.                                         5,973        235,097
  Lennar Corp. -- Class A+                                  3,820        233,096
  Black & Decker Corp.+                                     2,180        189,573
  Newell Rubbermaid, Inc.+                                  7,660        182,155
  KB Home                                                   2,181        158,471
  Whirlpool Corp.                                           1,875        157,050
  Leggett & Platt, Inc.                                     5,120        117,555
  Stanley Works+                                            2,022         97,137
  Snap-On, Inc.                                             1,610         60,472
  Maytag Corp.                                              2,225         41,875
                                                                    ------------
TOTAL HOUSEHOLD DURABLES                                               2,313,365
                                                                    ------------
  INTERNET & CATALOG RETAIL 0.5%
  eBay, Inc.*+                                             31,783      1,374,615
  Amazon.com, Inc.*+                                        8,530        402,189
                                                                    ------------
TOTAL INTERNET & CATALOG RETAIL                                        1,776,804
                                                                    ------------

                                                                          MARKET
                                                                           VALUE
                                                           SHARES       (NOTE 1)
--------------------------------------------------------------------------------

  TEXTILES & APPAREL 0.3%
  Nike, Inc. -- Class B                                     5,290   $    459,119
  Coach, Inc.*                                             10,570        352,404
  VF Corp.                                                  2,470        136,690
  Liz Claiborne, Inc.+                                      2,965        106,206
  Jones Apparel Group, Inc.                                 3,250         99,840
  Reebok International Ltd.                                 1,463         85,191
                                                                    ------------
TOTAL TEXTILES & APPAREL                                               1,239,450
                                                                    ------------
  AUTOMOBILES 0.3%
  Ford Motor Co.+                                          51,655        398,777
  Harley-Davidson, Inc.+                                    7,642        393,486
  General Motors Corp.+                                    15,730        305,477
                                                                    ------------
TOTAL AUTOMOBILES                                                      1,097,740
                                                                    ------------
  LEISURE EQUIPMENT & PRODUCTS 0.2%
  Eastman Kodak Co.+                                        7,990        186,966
  Mattel, Inc.                                             11,230        177,658
  Brunswick Corp.                                           2,680        108,969
  Hasbro, Inc.+                                             4,956        100,012
                                                                    ------------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                       573,605
                                                                    ------------
  AUTO COMPONENTS 0.1%
  Johnson Controls, Inc.                                    5,370        391,527
  Goodyear Tire & Rubber Co.*+                              4,905         85,249
  Dana Corp.                                                4,180         30,012
  Cooper Tire & Rubber Co.                                  1,710         26,197
  Visteon Corp.*                                            3,580         22,411
                                                                    ------------
TOTAL AUTO COMPONENTS                                                    555,396
                                                                    ------------
  COMMERCIAL SERVICES & SUPPLIES 0.1%
  Apollo Group, Inc. -- Class A*+                           4,050        244,863
  H&R Block, Inc.                                           9,113        223,724
                                                                    ------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                     468,587
                                                                    ------------
  DISTRIBUTORS 0.1%
  Genuine Parts Co.                                         4,825        211,914
                                                                    ------------
TOTAL DISTRIBUTORS                                                       211,914
                                                                    ------------
TOTAL CONSUMER DISCRETIONARY                                          33,856,218
                                                                    ------------
CONSUMER STAPLES 7.9%
  FOOD & DRUG RETAILING 2.0%
  Wal-Mart Stores, Inc.                                    69,465      3,250,962
  Walgreen Co.                                             28,150      1,245,919
  Costco Wholesale Corp.+                                  13,130        649,541
  CVS Corp.                                                22,635        598,017
  Sysco Corp.+                                             17,250        535,612
  Kroger Co.*+                                             20,160        380,621
  Whole Foods Market, Inc.                                  3,830        296,404
  Safeway, Inc.+                                           12,500        295,750
  Albertson's, Inc.+                                       10,256        218,965
  Supervalu, Inc.                                           3,785        122,937
                                                                    ------------
TOTAL FOOD & DRUG RETAILING                                            7,594,728
                                                                    ------------


18 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT    See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2005
--------------------------------------------------------------------------------
  TITAN 500 MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                           SHARES       (NOTE 1)
--------------------------------------------------------------------------------

  HOUSEHOLD PRODUCTS 1.9%
  Procter & Gamble Co.                                     93,210   $  5,394,995
  Colgate-Palmolive Co.                                    14,410        790,388
  Kimberly-Clark Corp.                                     12,990        774,854
  Clorox Co.+                                               4,190        238,369
                                                                    ------------
TOTAL HOUSEHOLD PRODUCTS                                               7,198,606
                                                                    ------------
  BEVERAGES 1.8%
  PepsiCo, Inc.                                            46,140      2,725,951
  Coca-Cola Co.                                            57,560      2,320,244
  Anheuser-Busch Cos., Inc.+                               21,590        927,507
  Coca-Cola Enterprises, Inc.                               8,431        161,622
  Brown-Forman Corp. -- Class B                             2,310        160,129
  Constellation Brands, Inc. --
     Class A*                                               5,471        143,504
  Pepsi Bottling Group, Inc.+                               3,810        109,004
  Molson Coors Brewing Co. --
     Class B+                                               1,570        105,174
                                                                    ------------
TOTAL BEVERAGES                                                        6,653,135
                                                                    ------------
  TOBACCO 1.2%
  Altria Group, Inc.                                       57,906      4,326,736
  Reynolds American, Inc.+                                  2,381        226,981
  UST, Inc.+                                                4,545        185,572
                                                                    ------------
TOTAL TOBACCO                                                          4,739,289
                                                                    ------------
  FOOD PRODUCTS 0.9%
  General Mills, Inc.                                       9,880        487,282
  Archer-Daniels-Midland Co.+                              18,166        447,974
  Sara Lee Corp.                                           21,120        399,168
  Wm. Wrigley Jr Co.+                                       4,990        331,785
  H.J. Heinz Co.                                            9,310        313,933
  Kellogg Co.                                               7,140        308,591
  ConAgra Foods, Inc.+                                     14,433        292,701
  Hershey Co.                                               5,040        278,460
  Campbell Soup Co.                                         5,175        154,060
  Tyson Foods, Inc. -- Class A                              7,000        119,700
  McCormick & Co., Inc.                                     3,720        115,022
                                                                    ------------
TOTAL FOOD PRODUCTS                                                    3,248,676
                                                                    ------------
  PERSONAL PRODUCTS 0.1%
  Avon Products, Inc.+                                     12,750        364,013
  Alberto-Culver Co. -- Class B                             2,100         96,075
                                                                    ------------
TOTAL PERSONAL PRODUCTS                                                  460,088
                                                                    ------------
TOTAL CONSUMER STAPLES                                                29,894,522
                                                                    ------------
ENERGY 7.7%
  OIL & GAS 6.3%
  E  on Mobil Corp.                                       173,050      9,720,218
  Chevron Corp.                                            62,427      3,543,981
  ConocoPhillips+                                          38,593      2,245,341

                                                                          MARKET
                                                                           VALUE
                                                           SHARES       (NOTE 1)
--------------------------------------------------------------------------------

  Burlington Resources, Inc.+                              10,510   $    905,962
  Occidental Petroleum Corp.+                              11,175        892,659
  Valero Energy Corp.+                                     17,150        884,940
  Devon Energy Corp.                                       12,360        772,994
  Apache Corp.                                              9,158        627,506
  Anadarko Petroleum Corp.                                  6,600        625,350
  Marathon Oil Corp.                                       10,190        621,284
  EOG Resources, Inc.+                                      6,715        492,680
  XTO Energy, Inc.                                         10,096        443,618
  Williams Cos., Inc.+                                     15,935        369,214
  Sunoco, Inc.                                              3,790        297,060
  Kerr-McGee Corp.+                                         3,232        293,660
  Amerada Hess Corp.+                                       2,230        282,809
  Kinder Morgan, Inc.                                       2,930        269,414
  Murphy Oil Corp.+                                         4,590        247,814
  El Paso Corp.+                                           18,343        223,051
                                                                    ------------
TOTAL OIL & GAS                                                       23,759,555
                                                                    ------------
  ENERGY EQUIPMENT & SERVICES 1.4%
  Schlumberger Ltd.+                                       16,375      1,590,831
  Halliburton Co.+                                         14,260        883,550
  Transocean, Inc.*                                         9,183        639,963
  Baker Hughes, Inc.+                                       9,508        577,896
  Weatherford International Ltd.*+                          9,670        350,054
  Nabors Industries Ltd.*+                                  4,393        332,770
  BJ Services Co.                                           8,960        328,563
  National-Oilwell Varco, Inc.*                             4,850        304,095
  Noble Corp.                                               3,810        268,758
  Rowan Cos., Inc.                                          3,035        108,167
                                                                    ------------
TOTAL ENERGY EQUIPMENT & SERVICES                                      5,384,647
                                                                    ------------
TOTAL ENERGY                                                          29,144,202
                                                                    ------------
UTILITIES 2.8%
  ELECTRIC UTILITIES 1.5%
  Exelon Corp.+                                            18,560        986,278
  Southern Co.+                                            20,620        712,009
  TXU Corp.                                                13,428        673,951
  FPL Group, Inc.                                          10,980        456,329
  FirstEnergy Corp.+                                        9,165        448,993
  American Electric Power Co., Inc.                        10,952        406,210
  Entergy Corp.                                             5,770        396,110
  Edison International                                      9,058        395,019
  PPL Corp.+                                               10,567        310,670
  Progress Energy, Inc.+                                    6,995        307,220
  Cinergy Corp.                                             5,546        235,483
  Allegheny Energy, Inc.*+                                  4,530        143,375
  Pinnacle West Capital Corp.+                              2,750        113,713
                                                                    ------------
TOTAL ELECTRIC UTILITIES                                               5,585,360
                                                                    ------------


See Notes to Financial Statements.    THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 19

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2005
--------------------------------------------------------------------------------
  TITAN 500 MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                           SHARES       (NOTE 1)
--------------------------------------------------------------------------------

  MULTI-UTILITIES 1.3%
  Dominion Resources, Inc./VA+                              9,659   $    745,675
  Duke Energy Corp.+                                       25,796        708,100
  Public Service Enterprise
     Group, Inc.+                                           6,973        453,036
  PG&E Corp.+                                               9,540        354,125
  Sempra Energy                                             7,150        320,606
  Consolidated Edison, Inc.+                                6,811        315,553
  Ameren Corp.+                                             5,680        291,043
  AES Corp.*+                                              18,170        287,631
  Constellation Energy Group, Inc.                          4,960        285,696
  DTE Energy Co.                                            4,952        213,877
  Xcel Energy, Inc.+                                       11,195        206,660
  KeySpan Corp.+                                            4,850        173,096
  NiSource, Inc.+                                           7,580        158,119
  CenterPoint Energy, Inc.+                                 8,615        110,703
  TECO Energy, Inc.                                         5,790         99,472
  CMS Energy Corp.*+                                        6,121         88,816
  Dynegy, Inc. -- Class A*+                                 8,380         40,559
                                                                    ------------
TOTAL MULTI-UTILITIES                                                  4,852,767
                                                                    ------------
  GAS UTILITIES 0.0%
  Nicor, Inc.+                                              1,225         48,155
  Peoples Energy Corp.+                                     1,055         36,999
                                                                    ------------
TOTAL GAS UTILITIES                                                       85,154
                                                                    ------------
TOTAL UTILITIES                                                       10,523,281
                                                                    ------------
TELECOMMUNICATION SERVICES 2.5%
  DIVERSIFIED TELECOMMUNICATION SERVICES 1.8%
  AT&T, Inc.+                                             108,640      2,660,594
  Verizon Communications, Inc.+                            76,901      2,316,258
  BellSouth Corp.+                                         50,860      1,378,306
  Qwest Communications
     International, Inc.*                                  42,930        242,554
  CenturyTel, Inc.+                                         3,641        120,735
  Citizens Communications Co.+                              9,290        113,617
                                                                    ------------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                           6,832,064
                                                                    ------------
  WIRELESS TELECOMMUNICATION SERVICES 0.7%
  Sprint Nextel Corp.                                      82,167      1,919,421
  Alltel Corp.                                             10,647        671,826
                                                                    ------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                              2,591,247
                                                                    ------------
TOTAL TELECOMMUNICATION SERVICES                                       9,423,311
                                                                    ------------
MATERIALS 2.5%
  CHEMICALS 1.3%
  Dow Chemical Co.                                         26,840      1,176,129
  E.I. du Pont de
     Nemours and Co.+                                      25,570      1,086,725

                                                                          MARKET
                                                                           VALUE
                                                           SHARES       (NOTE 1)
--------------------------------------------------------------------------------

  Monsanto Co.+                                             7,474   $    579,459
  Praxair, Inc.                                             8,956        474,310
  Air Products & Chemicals, Inc.                            6,170        365,202
  PPG Industries, Inc.                                      4,650        269,235
  Rohm & Haas Co.                                           4,010        194,164
  Ecolab, Inc.                                              5,133        186,174
  Sigma-Aldrich Corp.+                                      1,870        118,352
  Eastman Chemical Co.                                      2,271        117,161
  Ashland, Inc.+                                            2,000        115,800
  Engelhard Corp.                                           3,330        100,400
  International Flavors &
     Fragrances, Inc.                                       2,250         75,375
  Hercules, Inc.*                                           3,137         35,448
                                                                    ------------
TOTAL CHEMICALS                                                        4,893,934
                                                                    ------------
  METALS & MINING 0.7%
  Alcoa, Inc.                                              24,204        715,712
  Newmont Mining Corp.+                                    12,430        663,762
  Phelps Dodge Corp.                                        2,820        405,713
  Nucor Corp.+                                              4,330        288,898
  Freeport-McMoRan Copper
     & Gold, Inc. -- Class B+                               5,120        275,456
  United States Steel Corp.+                                3,150        151,420
  Allegheny Technologies, Inc.+                             2,370         85,510
                                                                    ------------
TOTAL METALS & MINING                                                  2,586,471
                                                                    ------------
  PAPER & FOREST PRODUCTS 0.3%
  International Paper Co.+                                 13,635        458,272
  Weyerhaeuser Co.                                          6,760        448,458
  MeadWestvaco Corp.                                        5,050        141,552
  Louisiana-Pacific Corp.+                                  2,940         80,762
                                                                    ------------
TOTAL PAPER & FOREST PRODUCTS                                          1,129,044
                                                                    ------------
  CONTAINERS & PACKAGING 0.1%
  Temple-Inland, Inc.                                       3,120        139,932
  Sealed Air Corp.*                                         2,260        126,944
  Ball Corp.                                                2,890        114,791
  Pactiv Corp.*                                             3,980         87,560
  Bemis Co.+                                                2,930         81,659
                                                                    ------------
TOTAL CONTAINERS & PACKAGING                                             550,886
                                                                    ------------
  CONSTRUCTION MATERIALS 0.1%
  Vulcan Materials Co.                                      2,830        191,733
                                                                    ------------
TOTAL CONSTRUCTION MATERIALS                                             191,733
                                                                    ------------
TOTAL MATERIALS                                                        9,352,068
                                                                    ------------
TOTAL COMMON STOCKS
  (Cost $247,035,428)                                                313,385,729
                                                                    ------------


20 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT   See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 2005
--------------------------------------------------------------------------------
  TITAN 500 MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                         MARKET
                                                            FACE          VALUE
                                                          AMOUNT       (NOTE 1)
-------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 17.3%
Repurchase Agreement (Note 6)
  3.40% due 01/03/06++                             $  15,042,569  $  15,042,569
  3.39% due 01/03/06                                  50,052,229     50,052,229
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $65,094,798)                                                 65,094,798
                                                                  -------------
SECURITIES LENDING COLLATERAL 10.4%
Investment in Securities Lending Short Term
  Investment Portfolio Held by
  U.S. Bank. (Note 9)                                 39,124,258     39,124,258
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $39,124,258)                                                 39,124,258
                                                                  -------------
TOTAL INVESTMENTS 110.9%
  (Cost $351,254,484)
                                                                  $ 417,604,785
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (10.9)%                                        $ (41,152,705)
                                                                  =============
NET ASSETS - 100.0%                                               $ 376,452,080
--------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                                           LOSS
                                                       CONTRACTS       (NOTE 1)
-------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
March 2006 S&P 500 Index
  Mini Futures Contracts
  (Aggregate Market Value
  of Contracts $73,632,300)                               1,176  $    (984,177)
                                                                 =============

                                                           UNITS
                                                           -----
EQUITY INDEX SWAP AGREEMENTS
March 2006 S&P 500 Index Swap,
  Maturing 03/14/06**
  (Notional Market Value
  $36,643,842)                                            29,355  $    (673,963)
March 2006 S&P 500 Index Swap,
  Maturing 03/29/06**
  (Notional Market Value
  $332,111,722)                                          266,053     (2,809,139)
                                                                  -------------
(TOTAL NOTIONAL MARKET
  VALUE $368,755,564)                                             $  (3,483,102)
                                                                  =============

 *    NON-INCOME PRODUCING SECURITIES.

**    PRICE RETURN BASED ON S&P 500 INDEX +/- FINANCING AT A VARIABLE RATE.

 +    ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2005 - SEE
      NOTE 9.

++ ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT DECEMBER 31, 2005. REIT -- REAL ESTATE INVESTMENT TRUST.


See Notes to Financial Statements.    THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 21

SCHEDULE OF INVESTMENTS                                        December 31, 2005
--------------------------------------------------------------------------------
  TEMPEST 500 MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                          MARKET
                                                             FACE          VALUE
                                                           AMOUNT       (NOTE 1)
--------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 51.5%
Federal Home Loan Bank*
 4.03% due 01/11/06                                  $ 50,000,000   $ 49,955,222
 4.07% due 02/06/06                                    50,000,000     49,807,806
Freddie Mac*
 4.04% due 01/18/06                                    50,000,000     49,915,833
                                                                    ------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $149,678,861)                                                149,678,861
                                                                    ------------
                                                       CONTRACTS
                                                       ---------
OPTIONS PURCHASED 0.0%
Call Options on:
February 2006 S&P 500 Index
  Futures Contracts
  Expiring February 2006 with strike
  price of 1550                                               500             --
                                                                    ------------
TOTAL OPTIONS PURCHASED
  (Cost $8,250)                                                               --
                                                                    ------------

                                                             FACE
                                                           AMOUNT
                                                           ------
REPURCHASE AGREEMENTS 44.1%
Repurchase Agreement (Note 6)
 3.45% due 01/03/06+                                 $ 33,266,344     33,266,344
 3.40% due 01/03/06+                                   34,702,159     34,702,159
 3.39% due 01/03/06                                    60,472,908     60,472,908
                                                                    ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $128,441,411)                                                128,441,411
                                                                    ------------
TOTAL INVESTMENTS 95.6%
  (Cost $278,128,522)                                               $278,120,272
                                                                    ============
OTHER ASSETS IN EXCESS
  OF LIABILITIES - 4.4%                                             $ 12,802,000
                                                                    ============
NET ASSETS - 100.0%                                                 $290,922,272
--------------------------------------------------------------------------------

                                                                      UNREALIZED
                                                                            GAIN
                                                        CONTRACTS       (NOTE 1)
--------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
March 2006 S&P 500 Index
  Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $32,996,788)                                      527   $    205,146
                                                                    ============
                                                            UNITS
                                                            -----
EQUITY INDEX SWAP AGREEMENTS
SOLD SHORT
March 2006 S&P 500 Index Swap,
  Maturing 3/14/2006**
  (Notional Market Value
  $215,291,816)                                           172,469   $  3,706,951
March 2006 S&P 500 Index Swap,
  Maturing 3/29/06**
  (Notional Market Value
  $330,029,882)                                           264,386      2,784,246
                                                                    ------------
(TOTAL NOTIONAL MARKET
   VALUE $545,321,698)                                              $  6,491,197
                                                                    ============

 * THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

**    PRICE RETURN BASED ON S&P 500 INDEX +/- FINANCING AT A VARIABLE RATE.


 + ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT DECEMBER 31, 2005.


22 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT    See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS                                        December 31, 2005
--------------------------------------------------------------------------------
  VELOCITY 100 MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                           SHARES       (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 89.3%

INFORMATION TECHNOLOGY 53.7%
  SOFTWARE 15.0%
  Microsoft Corp.                                       1,476,710   $ 38,615,967
  Oracle Corp.*                                           865,880     10,572,395
  Symantec Corp.*                                         455,830      7,977,025
  Adobe Systems, Inc.                                     195,200      7,214,592
  Electronic Arts, Inc.*+                                 122,140      6,389,143
  Intuit, Inc.*+                                           89,850      4,789,005
  Autodesk, Inc.                                           97,110      4,170,875
  Siebel Systems, Inc.+                                   249,810      2,642,990
  Citrix Systems, Inc.*                                    84,450      2,430,471
  Cadence Design Systems, Inc.*+                          119,820      2,027,354
  Check Point Software
     Technologies Ltd.*+                                   97,170      1,953,117
  Red Hat, Inc.*+                                          70,140      1,910,614
  BEA Systems, Inc.*                                      164,990      1,550,906
  Activision, Inc.*+                                       98,510      1,353,527
  Mercury Interactive Corp.*                               37,170      1,032,954
                                                                    ------------
TOTAL SOFTWARE                                                        94,630,935
                                                                    ------------
  SEMICONDUCTOR & SEMICONDUCTOR
    EQUIPMENT 11.5%
  Intel Corp.                                             850,990     21,240,710
  Maxim Integrated Products, Inc.                         185,160      6,710,198
  Marvell Technology Group Ltd.*+                         109,350      6,133,441
  Applied Materials, Inc.                                 338,220      6,067,667
  Linear Technology Corp.                                 164,190      5,922,333
  Broadcom Corp. -- Class A*                              107,160      5,052,594
  KLA-Tencor Corp.                                         96,430      4,756,892
  Xilinx, Inc.+                                           186,370      4,698,388
  Altera Corp.*                                           205,490      3,807,730
  Nvidia Corp.*                                            67,760      2,477,306
  Microchip Technology, Inc.                               70,430      2,264,324
  Lam Research Corp.*+                                     56,610      2,019,845
  ATI Technologies, Inc.*+                                 99,650      1,693,054
                                                                    ------------
TOTAL SEMICONDUCTOR &
  SEMICONDUCTOR EQUIPMENT                                             72,844,482
                                                                    ------------
  COMMUNICATIONS EQUIPMENT 10.3%
  Qualcomm, Inc.                                          799,330     34,435,136
  Cisco Systems, Inc.*                                    884,590     15,144,181
  Research In Motion, Ltd.*+                               77,060      5,086,730
  Juniper Networks, Inc.*+                                149,610      3,336,303
  Comverse Technology, Inc.*+                              84,240      2,239,942
  JDS Uniphase Corp.*+                                    762,580      1,799,689
  Telefonaktiebolaget LM Ericsson
     -- SP ADR+                                            51,760      1,780,544
  Tellabs, Inc.*                                          103,030      1,123,027
                                                                    ------------
TOTAL COMMUNICATIONS EQUIPMENT                                        64,945,552
                                                                    ------------

                                                                          MARKET
                                                                           VALUE
                                                           SHARES       (NOTE 1)
--------------------------------------------------------------------------------

  COMPUTERS & PERIPHERALS 8.8%
  Apple Computer, Inc.*                                   473,820   $ 34,062,920
  Dell, Inc.*                                             349,010     10,466,810
  Sandisk Corp.*+                                          68,090      4,277,414
  Network Appliance, Inc.*+                               156,840      4,234,680
  Sun Microsystems, Inc.*                                 598,680      2,508,469
                                                                    ------------
TOTAL COMPUTERS & PERIPHERALS                                         55,550,293
                                                                    ------------
  INTERNET SOFTWARE & SERVICES 5.2%
  Google, Inc. -- Class A*+                                48,920     20,294,951
  Yahoo!, Inc.*+                                          274,910     10,770,974
  VeriSign, Inc.*+                                         97,420      2,135,446
                                                                    ------------
TOTAL INTERNET SOFTWARE & SERVICES                                    33,201,371
                                                                    ------------
  IT CONSULTING & SERVICES 2.2%
  Paychex, Inc.+                                          144,930      5,524,732
  Fiserv, Inc.*+                                           93,020      4,024,975
  Cognizant Technology Solutions
     Corp.*                                                54,290      2,733,501
  CheckFree Corp.*                                         34,870      1,600,533
                                                                    ------------
TOTAL IT CONSULTING & SERVICES                                        13,883,741
                                                                    ------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 0.7%
  Flextronics International Ltd.*+                        250,830      2,618,665
  CDW Corp.+                                               33,480      1,927,444
                                                                    ------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                               4,546,109
                                                                    ------------
TOTAL INFORMATION TECHNOLOGY                                         339,602,483
                                                                    ------------
CONSUMER DISCRETIONARY 16.6%
  INTERNET & CATALOG RETAIL 4.8%
  eBay, Inc.*+                                            420,390     18,181,867
  Amazon.com, Inc.*+                                      110,930      5,230,349
  IAC/InterActiveCorp*+                                   134,570      3,809,677
  Expedia, Inc.*+                                         138,160      3,310,314
                                                                    ------------
TOTAL INTERNET & CATALOG RETAIL                                       30,532,207
                                                                    ------------
  MEDIA 4.6%
  Comcast Corp. -- Class A*+                              384,620      9,984,735
  Sirius Satellite Radio, Inc.*+                          581,160      3,893,772
  NTL, Inc.*+                                              37,450      2,549,596
  Pixar*+                                                  48,210      2,541,631
  XM Satellite Radio
     Holdings, Inc.*+                                      92,360      2,519,581
  EchoStar
    Communications Corp.*+                                 88,030      2,391,775
  Liberty Global, Inc. -- Class A*                         97,360      2,190,600
  Lamar Advertising Co.*                                   34,890      1,609,825
  Discovery Holding Co. --
     Class A*+                                             95,940      1,453,491
                                                                    ------------
TOTAL MEDIA                                                           29,135,006
                                                                    ------------
  HOTELS, RESTAURANTS & LEISURE 2.4%
  Starbucks Corp.*                                        430,910     12,931,609
  Wynn Resorts Ltd.*+                                      43,730      2,398,591
                                                                    ------------
TOTAL HOTELS, RESTAURANTS & LEISURE                                   15,330,200
                                                                    ------------


See Notes to Financial Statements.    THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 23

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2005
--------------------------------------------------------------------------------
  VELOCITY 100 MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                           SHARES       (NOTE 1)
--------------------------------------------------------------------------------

  SPECIALTY RETAIL 2.4%
  Bed Bath & Beyond, Inc.*                                160,920   $  5,817,258
  Staples, Inc.                                           198,030      4,497,261
  Urban Outfitters, Inc.*                                  69,370      1,755,755
  Ross Stores, Inc.                                        57,440      1,660,016
  Petsmart, Inc.+                                          57,200      1,467,752
                                                                    ------------
TOTAL SPECIALTY RETAIL                                                15,198,042
                                                                    ------------
  MULTILINE RETAIL 1.3%
  Sears Holdings Corp.*+                                   67,860      7,839,866
                                                                    ------------
TOTAL MULTILINE RETAIL                                                 7,839,866
                                                                    ------------
  COMMERCIAL SERVICES & SUPPLIES 0.7%
  Apollo Group, Inc. -- Class A*+                          71,900      4,347,074
                                                                    ------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                   4,347,074
                                                                    ------------
  HOUSEHOLD DURABLES 0.4%
  Garmin Ltd.+                                             40,360      2,677,886
                                                                    ------------
TOTAL HOUSEHOLD DURABLES                                               2,677,886
                                                                    ------------
TOTAL CONSUMER DISCRETIONARY                                         105,060,281
                                                                    ------------
HEALTH CARE 12.9%
  BIOTECHNOLOGY 9.0%
  Amgen, Inc.*+                                           231,900     18,287,634
  Gilead Sciences, Inc.*+                                 181,780      9,567,081
  Genzyme Corp.*                                          130,490      9,236,082
  Biogen Idec, Inc.*+                                     148,720      6,741,478
  Chiron Corp.*+                                          106,310      4,726,543
  Celgene Corp.*+                                          67,790      4,392,792
  Medimmune, Inc.*                                        106,140      3,717,023
                                                                    ------------
TOTAL BIOTECHNOLOGY                                                   56,668,633
                                                                    ------------
  PHARMACEUTICALS 1.7%
  Teva Pharmaceutical Industries
     Ltd. -- SP ADR+                                      195,020      8,387,810
  Sepracor, Inc.*+                                         41,520      2,142,432
                                                                    ------------
TOTAL PHARMACEUTICALS                                                 10,530,242
                                                                    ------------
  HEALTH CARE PROVIDERS & SERVICES 1.2%
  Express Scripts, Inc.*                                   52,380      4,389,444
  Patterson Cos., Inc.*+                                   53,320      1,780,888
  Lincare Holdings, Inc.*                                  37,800      1,584,198
                                                                    ------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                 7,754,530
                                                                    ------------
  HEALTH CARE EQUIPMENT & SUPPLIES 1.0%
  Biomet, Inc.+                                           135,190      4,943,898
  DENTSPLY International, Inc.                             30,430      1,633,787
                                                                    ------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                 6,577,685
                                                                    ------------
TOTAL HEALTH CARE                                                     81,531,090
                                                                    ------------
INDUSTRIALS 3.2%
  COMMERCIAL SERVICES & SUPPLIES 0.9%
  Cintas Corp.                                             81,230      3,345,051
  Monster Worldwide, Inc.*+                                50,630      2,066,717
                                                                    ------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                   5,411,768
                                                                    ------------

                                                                          MARKET
                                                                           VALUE
                                                           SHARES       (NOTE 1)
--------------------------------------------------------------------------------
  AIR FREIGHT & COURIERS 0.8%
  Expeditors International
     Washington, Inc.+                                     42,200   $  2,848,922
  CH Robinson Worldwide, Inc.                              68,130      2,522,854
                                                                    ------------
TOTAL AIR FREIGHT & COURIERS                                           5,371,776
                                                                    ------------
  MACHINERY 0.8%
  Paccar, Inc.+                                            76,490      5,295,402
                                                                    ------------
TOTAL MACHINERY                                                        5,295,402
                                                                    ------------
  TRADING COMPANIES & DISTRIBUTORS 0.4%
  Fastenal Co.+                                            58,210      2,281,250
                                                                    ------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                 2,281,250
                                                                    ------------
  ELECTRICAL EQUIPMENT 0.3%
  American Power
     Conversion Corp.                                      79,130      1,740,860
                                                                    ------------
TOTAL ELECTRICAL EQUIPMENT                                             1,740,860
                                                                    ------------
TOTAL INDUSTRIALS                                                     20,101,056
                                                                    ------------
CONSUMER STAPLES 1.4%
  FOOD & DRUG RETAILING 1.4%
  Costco Wholesale Corp.+                                 100,230      4,958,378
  Whole Foods Market, Inc.+                                53,730      4,158,165
                                                                    ------------
TOTAL FOOD & DRUG RETAILING                                            9,116,543
                                                                    ------------
TOTAL CONSUMER STAPLES                                                 9,116,543
                                                                    ------------
TELECOMMUNICATION SERVICES 0.8%
  DIVERSIFIED TELECOMMUNICATION SERVICES 0.4%
  MCI, Inc.                                               144,040      2,841,909
                                                                    ------------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                           2,841,909
                                                                    ------------
  WIRELESS TELECOMMUNICATION SERVICES 0.4%
  NII Holdings, Inc. -- Class B*+                          59,240      2,587,603
                                                                    ------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                              2,587,603
                                                                    ------------
TOTAL TELECOMMUNICATION SERVICES                                       5,429,512
                                                                    ------------
ENERGY 0.4%
  ENERGY EQUIPMENT & SERVICES 0.4%
  Patterson-UTI Energy, Inc.                               70,350      2,318,033
                                                                    ------------
TOTAL ENERGY EQUIPMENT & SERVICES                                      2,318,033
                                                                    ------------
TOTAL ENERGY                                                           2,318,033
                                                                    ------------
MATERIALS 0.3%
  CHEMICALS 0.3%
  Sigma-Aldrich Corp.+                                     26,030      1,647,439
                                                                    ------------
TOTAL CHEMICALS                                                        1,647,439
                                                                    ------------
TOTAL MATERIALS                                                        1,647,439
                                                                    ------------
TOTAL COMMON STOCKS
  (Cost $418,397,406)                                                564,806,437
                                                                    ------------


24 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT    See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 2005
--------------------------------------------------------------------------------
  VELOCITY 100 MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                         MARKET
                                                            FACE          VALUE
                                                          AMOUNT       (NOTE 1)
-------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 10.6%
Repurchase Agreement (Note 6)
  3.40% due 01/03/06++                              $ 21,664,891  $  21,664,891
  3.39% due 01/03/06                                  45,334,521     45,334,521
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $66,999,412)                                                 66,999,412
                                                                  -------------
SECURITIES LENDING COLLATERAL 18.4%
Investment in Securities Lending Short Term
  Investment Portfolio Held by
  U.S. Bank (Note 9)                                 116,512,578    116,512,578
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $116,512,578)                                               116,512,578
                                                                  -------------
TOTAL INVESTMENTS 118.3%
  (Cost $601,909,396)                                             $ 748,318,427
                                                                  ==============
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (18.3)%                                          $(115,983,211)
                                                                  ==============
NET ASSETS - 100.0%                                                $632,335,216
-------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                                           LOSS
                                                       CONTRACTS       (NOTE 1)
-------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
March 2006 Nasdaq 100 Index
  Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $80,671,550)                                   2,435   $   (768,159)
                                                                   =============

                                                           UNITS
                                                           -----
EQUITY INDEX SWAP AGREEMENTS
March 2006 Nasdaq 100 Index Swap,
  Maturing 03/14/06**
  (Notional Market Value
  $65,115,702)                                            39,579     (2,190,400)
March 2006 Nasdaq 100 Index Swap,
  Maturing 03/29/06**
  (Notional Market Value
  $553,742,899)                                          336,581   $ (7,565,269)
                                                                   ------------
(TOTAL NOTIONAL MARKET
  VALUE $618,858,601)                                              $ (9,755,669)
                                                                   ============

 *    NON-INCOME PRODUCING SECURITY.

**    PRICE RETURN BASED ON NASDAQ 100 INDEX +/- FINANCING AT A VARIABLE RATE.

 +    ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2005 - SEE
      NOTE 9.

++ ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT DECEMBER 31, 2005.

      ADR--AMERICAN DEPOSITORY RECEIPT.


See Notes to Financial Statements.    THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 25

SCHEDULE OF INVESTMENTS                                        December 31, 2005
--------------------------------------------------------------------------------
  VENTURE 100 MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                          MARKET
                                                             FACE          VALUE
                                                           AMOUNT       (NOTE 1)
--------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 55.8%
Federal Home Loan Bank*
  4.04% due 01/13/06                                 $ 50,000,000   $ 49,943,889
Freddie Mac*
  3.90% due 01/03/06                                   50,000,000     50,000,000
  4.01% due 01/09/06                                   50,000,000     49,966,583
  4.09% due 02/14/06                                   50,000,000     49,761,417
  4.25% due 02/28/06                                   50,000,000     49,669,444
                                                                    ------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $249,341,333)                                                249,341,333
                                                                    ------------

                                                        CONTRACTS
                                                        ---------
OPTIONS PURCHASED 0.0%
Call Options on:
February 2006 Nasdaq 100 Index
  Futures Contracts
  Expiring February 2006 with
  strike price of 2300                                      2,000             --
                                                                    ------------
TOTAL OPTIONS PURCHASED
  (Cost $28,000)                                                              --
                                                                    ------------
                                                             FACE
                                                           AMOUNT
                                                           ------
REPURCHASE AGREEMENTS 33.1%
Repurchase Agreement (Note 6)
  3.45% due 01/03/06+                                $ 59,150,436     59,150,436
  3.40% due 01/03/06+                                  21,424,692     21,424,692
  3.39% due 01/03/06                                   67,069,798     67,069,798
                                                                    ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $147,644,926)                                                147,644,926
                                                                    ------------
TOTAL INVESTMENTS 88.9%
  (Cost $397,014,259)                                               $396,986,259
                                                                    ============
OTHER ASSETS IN EXCESS
  OF LIABILITIES - 11.1%                                            $ 49,405,224
                                                                    ============
NET ASSETS - 100.0%                                                 $446,391,483
--------------------------------------------------------------------------------

                                                                      UNREALIZED
                                                                            GAIN
                                                        CONTRACTS       (NOTE 1)
--------------------------------------------------------------------------------

FUTURES CONTRACTS SOLD SHORT
March 2006 Nasdaq 100 Index
  Mini Futures Contracts
  (Aggregate Market Value
  of Contracts $217,266,540)                                6,558   $  4,341,323
                                                                    ============

                                                            UNITS
                                                            -----
EQUITY INDEX SWAP AGREEMENTS
SOLD SHORT
March 2006 Nasdaq 100 Index Swap,
  Maturing 03/14/06**
  (Notional Market Value
  $68,709,486)                                             41,764   $  2,742,457
March 2006 Nasdaq 100 Index Swap,
  Maturing 03/29/06**
  (Notional Market Value
  $602,334,917)                                           366,117      8,016,780
                                                                    ------------
(TOTAL NOTIONAL MARKET
  VALUE $671,044,403)                                               $ 10,759,237
                                                                    ============

 * THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

**    PRICE RETURN BASED ON NASDAQ 100 INDEX +/- FINANCING AT A VARIABLE RATE.

 + ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT DECEMBER 31, 2005.


26 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT    See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS                                        December 31, 2005
--------------------------------------------------------------------------------
  LONG DYNAMIC DOW 30 MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                           SHARES       (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 84.7%

INDUSTRIALS 21.1%
  AEROSPACE & DEFENSE 10.3%
  Boeing Co.+                                              24,930   $  1,751,083
  United Technologies Corp.                                24,926      1,393,613
  Honeywell International, Inc.                            24,930        928,642
                                                                    ------------
TOTAL AEROSPACE & DEFENSE                                              4,073,338
                                                                    ------------
  INDUSTRIAL CONGLOMERATES 7.1%
  3M Co.                                                   24,930      1,932,075
  General Electric Co.                                     24,930        873,797
                                                                    ------------
TOTAL INDUSTRIAL CONGLOMERATES                                         2,805,872
                                                                    ------------
  MACHINERY 3.7%
  Caterpillar, Inc.                                        24,930      1,440,206
                                                                    ------------
TOTAL MACHINERY                                                        1,440,206
                                                                    ------------
TOTAL INDUSTRIALS                                                      8,319,416
                                                                    ------------
CONSUMER STAPLES 13.9%
  TOBACCO 4.7%
  Altria Group, Inc.                                       24,930      1,862,770
                                                                    ------------
TOTAL TOBACCO                                                          1,862,770
                                                                    ------------
  HOUSEHOLD PRODUCTS 3.7%
  Procter & Gamble Co.                                     24,930      1,442,948
                                                                    ------------
TOTAL HOUSEHOLD PRODUCTS                                               1,442,948
                                                                    ------------
  FOOD & DRUG RETAILING 3.0%
  Wal-Mart Stores, Inc.                                    24,930      1,166,724
                                                                    ------------
TOTAL FOOD & DRUG RETAILING                                            1,166,724
                                                                    ------------
  BEVERAGES 2.5%
  Coca-Cola Co.                                            24,930      1,004,928
                                                                    ------------
TOTAL BEVERAGES                                                        1,004,928
                                                                    ------------
TOTAL CONSUMER STAPLES                                                 5,477,370
                                                                    ------------
FINANCIALS 13.1%
  DIVERSIFIED FINANCIALS 5.6%
  Citigroup, Inc.                                          24,930      1,209,853
  J.P. Morgan Chase & Co.                                  24,933        989,590
                                                                    ------------

TOTAL DIVERSIFIED FINANCIALS                                           2,199,443
                                                                    ------------

  INSURANCE 4.3%
  American International
     Group, Inc.                                           24,930      1,700,974
                                                                    ------------
TOTAL INSURANCE                                                        1,700,974
                                                                    ------------
  CONSUMER FINANCE 3.2%
  American Express Co.                                     24,930      1,282,898
                                                                    ------------
TOTAL CONSUMER FINANCE                                                 1,282,898
                                                                    ------------
TOTAL FINANCIALS                                                       5,183,315
                                                                    ------------

                                                                          MARKET
                                                                           VALUE
                                                           SHARES       (NOTE 1)
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY 10.2%
  COMPUTERS & PERIPHERALS 7.0%
  International Business Machines
     Corp.+                                                24,930   $  2,049,246
  Hewlett-Packard Co.                                      24,930        713,746
                                                                    ------------
TOTAL COMPUTERS & PERIPHERALS                                          2,762,992
                                                                    ------------
  SOFTWARE 1.6%
  Microsoft Corp.                                          24,930        651,919
                                                                    ------------
TOTAL SOFTWARE                                                           651,919
                                                                    ------------
  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 1.6%
  Intel Corp.                                              24,930        622,253
                                                                    ------------
TOTAL SEMICONDUCTOR &
  SEMICONDUCTOR EQUIPMENT                                                622,253
                                                                    ------------
TOTAL INFORMATION TECHNOLOGY                                           4,037,164
                                                                    ------------
CONSUMER DISCRETIONARY 7.4%
  SPECIALTY RETAIL 2.6%
  Home Depot, Inc.+                                        24,930      1,009,166
                                                                    ------------
TOTAL SPECIALTY RETAIL                                                 1,009,166
                                                                    ------------
  HOTELS, RESTAURANTS & LEISURE 2.1%
  McDonald's Corp.                                         24,930        840,640
                                                                    ------------
TOTAL HOTELS, RESTAURANTS & LEISURE                                      840,640
                                                                    ------------
  MEDIA 1.5%
  The Walt Disney Co.+                                     24,930        597,572
                                                                    ------------
TOTAL MEDIA                                                              597,572
                                                                    ------------
  AUTOMOBILES 1.2%
  General Motors Corp.+                                    24,930        484,141
                                                                    ------------
TOTAL AUTOMOBILES                                                        484,141
                                                                    ------------
TOTAL CONSUMER DISCRETIONARY                                           2,931,519
                                                                    ------------
HEALTH CARE 7.3%
  PHARMACEUTICALS 7.3%
  Johnson & Johnson, Inc.                                  24,930      1,498,293
  Merck & Co., Inc.                                        24,930        793,023
  Pfizer, Inc.                                             24,930        581,368
                                                                    ------------
TOTAL PHARMACEUTICALS                                                  2,872,684
                                                                    ------------
TOTAL HEALTH CARE                                                      2,872,684
                                                                    ------------
MATERIALS 4.6%
  CHEMICALS 2.7%
  E.I. du Pont de
     Nemours and Co.+                                      24,930      1,059,525
                                                                    ------------
TOTAL CHEMICALS                                                        1,059,525
                                                                    ------------
  METALS & MINING 1.9%
  Alcoa, Inc.                                              24,929        737,151
                                                                    ------------
TOTAL METALS & MINING                                                    737,151
                                                                    ------------
TOTAL MATERIALS                                                        1,796,676
                                                                    ------------


See Notes to Financial Statements.    THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 27

SCHEDULE OF INVESTMENTS (CONCLUDED)                           December 31, 2005
-------------------------------------------------------------------------------
  LONG DYNAMIC DOW 30 MASTER PORTFOLIO
-------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                          SHARES       (NOTE 1)
-------------------------------------------------------------------------------

ENERGY 3.6%
  OIL & GAS 3.6%
  Exxon Mobil Corp.                                       24,930   $  1,400,318
                                                                   ------------
TOTAL OIL & GAS                                                       1,400,318
                                                                   ------------
TOTAL ENERGY                                                          1,400,318
                                                                   ------------
TELECOMMUNICATION SERVICES 3.5%
  DIVERSIFIED TELECOMMUNICATION SERVICES 3.5%
  Verizon Communications, Inc.+                           24,926        750,771
  AT&T, Inc.+                                             24,930        610,536
                                                                   ------------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                          1,361,307
                                                                   ------------
TOTAL TELECOMMUNICATION SERVICES                                      1,361,307
                                                                   ------------
TOTAL COMMON STOCKS
  (Cost $30,986,348)                                                 33,379,769
                                                                   ------------
                                                            FACE
                                                          AMOUNT
                                                          ------
REPURCHASE AGREEMENTS 19.4%
Repurchase Agreement (Note 6)
 3.40% due 01/03/06++                               $  4,865,101      4,865,101
 3.39% due 01/03/06                                    2,789,131      2,789,131
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $7,654,232)                                                   7,654,232
                                                                   ------------
SECURITIES LENDING COLLATERAL 7.6%
Investment in Securities Lending Short Term
  Investment Portfolio Held by
  U.S. Bank ( Note 9)                                  2,997,242      2,997,242
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $2,997,242)                                                   2,997,242
                                                                   ------------
TOTAL INVESTMENTS 111.7%
  (Cost $41,637,822)                                               $ 44,031,243
                                                                   ============
LIABILITIES IN EXCESS
  OF OTHER ASSETS - (11.7)%                                        $ (4,616,815)
                                                                   ============
NET ASSETS - 100.0%                                                $ 39,414,428

-------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                                           LOSS
                                                       CONTRACTS       (NOTE 1)
-------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
March 2006 Dow Jones Industrial
  Average Index Mini Futures Contracts
  (Aggregate Market Value
  of Contracts $6,073,750)                                   113   $    (43,834)
                                                                   ============

                                                           UNITS
                                                           -----
EQUITY INDEX SWAP AGREEMENT
March 2006 Dow Jones Industrial
  Average Index Swap,
  Maturing 03/14/06*
  (Notional Market Value
  $39,547,294)                                             3,690   $   (519,393)
                                                                   =============

 * PRICE RETURN BASED ON DOW JONES INDUSTRIAL AVERAGE INDEX +/- FINANCING AT A VARIABLE RATE.

 +    ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2005 - SEE
      NOTE 9.

++ ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT DECEMBER 31, 2005.


28 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT    See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS                                        December 31, 2005
--------------------------------------------------------------------------------
  INVERSE DYNAMIC DOW 30 MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                          MARKET
                                                             FACE          VALUE
                                                           AMOUNT       (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 89.9%
Repurchase Agreement (Note 6)
  3.40% due 01/03/06+                                $ 11,822,487   $ 11,822,487
  3.39% due 01/03/06                                   24,281,413     24,281,413
                                                                    ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $36,103,900)                                                  36,103,900
                                                                    ------------
TOTAL INVESTMENTS 89.9%
  (Cost $36,103,900)                                                $ 36,103,900
                                                                    ============
OTHER ASSETS IN EXCESS
  OF LIABILITIES - 10.1%                                            $  4,044,439
                                                                    ============
NET ASSETS - 100.0%                                                 $ 40,148,339
--------------------------------------------------------------------------------

                                                                      UNREALIZED
                                                                            GAIN
                                                        CONTRACTS       (NOTE 1)
--------------------------------------------------------------------------------

FUTURES CONTRACTS SOLD SHORT
March 2006 Dow Jones Industrial
  Average Index Mini Futures Contracts
  (Aggregate Market Value
  of Contracts $14,190,000)                                   264   $    105,413
                                                                    ============

                                                            UNITS
                                                            -----
EQUITY INDEX SWAP AGREEMENTS
SOLD SHORT
March 2006 Dow Jones Industrial
  Average Index Swap,
  Maturing 3/14/06*
  (Notional Market Value
  $66,031,852)                                              6,161   $    794,438
                                                                    ============

* PRICE RETURN BASED ON DOW JONES INDUSTRIAL AVERAGE INDEX +/- FINANCING AT A VARIABLE RATE.

+ ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT DECEMBER 31, 2005.


See Notes to Financial Statements.    THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 29

MASTER-FEEDER ARRANGEMENT
--------------------------------------------------------------------------------

Each of the six funds included in the Trust are operating under a `master-feeder arrangement'. Under a master-feeder arrangement, a Feeder Fund ("feeder") invests substantially all of its assets in the Master Portfolio ("master"), a separate open-ended investment company that has the same investment objectives as the feeder, e.g., the Titan 500 Fund would act as a feeder, holding shares of the Titan 500 Master Portfolio as its only investment. The Master Portfolio, in turn, invests in securities and derivatives to meet its investment objective.

The following statements represent the Feeder Funds, which is the part of the master-feeder arrangement in which shareholders invest. Please see Notes to Financial Statements for more information about the master-feeder arrangement.


30 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT    See Notes to Financial Statements.

--------------------------------------------------------------------------------

This page intentionally left blank.

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                          TITAN 500     TEMPEST 500     VELOCITY 100      VENTURE 100
                                                               FUND            FUND             FUND             FUND
---------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in Master Portfolio* (Note 3)              $376,452,080   $ 290,922,272    $ 632,335,216    $ 446,391,483
Cash                                                             --              --          359,354               --
Receivable for Securities Sold (Note 1)                   1,672,719              --               --        1,005,788
Receivable for Fund Shares Purchased                     19,311,015      14,402,665       48,378,686       51,327,224
Receivable from Advisor (Note 5)                            318,521         350,123          141,356            7,023
---------------------------------------------------------------------------------------------------------------------
  TOTAL ASSETS                                          397,754,335     305,675,060      681,214,612      498,731,518
=====================================================================================================================

LIABILITIES
Payable for Securities Purchased (Note 1)                    17,998       5,544,438        7,069,730       23,193,801
Liability for Fund Shares Redeemed                       20,792,863       8,723,556       41,365,734       28,954,534
Transfer Agent and Administrative Fees Payable
(Note 4)                                                     91,356          66,732          150,247           91,208
Distribution and Service Fees Payable (Note 4)               44,701          27,902           62,180           38,749
Portfolio Accounting Fees Payable (Note 4)                   54,814          40,039           90,148           54,725
Tax Expense Payable                                         380,464         361,675          141,356            7,023
Other Liabilities                                            94,401          87,448          154,964          118,322
---------------------------------------------------------------------------------------------------------------------
  TOTAL LIABILITIES                                      21,476,597      14,851,790       49,034,359       52,458,362
=====================================================================================================================
NET ASSETS                                             $376,277,738   $ 290,823,270    $ 632,180,253    $ 446,273,156
=====================================================================================================================

ANALYSIS OF NET ASSETS
Paid-In Capital                                         362,572,021     304,331,317      641,195,726      456,127,278
Undistributed Net Investment Income (Loss)                1,571,918          55,652               --               --
Accumulated Net Realized Gain (Loss) on Investments,
 Options, Equity Index Swaps, and Futures Contracts              --              --               --               --
Net Unrealized Appreciation (Depreciation) on
Investments,
 Options, Equity Index Swaps, and Futures Contracts      12,133,799     (13,563,699)      (9,015,473)      (9,854,122)
=====================================================================================================================
NET ASSETS                                             $376,277,738   $ 290,823,270    $ 632,180,253    $ 446,273,156
=====================================================================================================================
  A-Class                                              $  4,272,269   $   4,633,394    $   5,195,375    $   6,438,003
  C-Class                                                63,328,127      29,767,724       56,765,205       35,779,775
  H-Class                                               308,677,342     256,422,152      570,219,673      404,055,378

SHARES OUTSTANDING
  A-Class                                                   109,576         117,340          237,191          331,132
  C-Class                                                 1,694,800         782,329        2,773,945        1,903,462
  H-Class                                                 7,919,643       6,490,992       26,022,810       20,796,225

NET ASSET VALUES
  A-Class                                              $      39.00   $       39.49    $       21.90    $       19.44
  A-Class Maximum Offering Price**                            40.94           41.46            22.99            20.41
  C-Class                                                     37.37           38.05            20.46            18.80
  H-Class                                                     38.98           39.51            21.91            19.43

* THE COST OF INVESTMENT IN MASTER PORTFOLIO IS $364,318,281, $304,485,971, $641,350,689, $456,245,605, $40,464,838, AND $39,017,001, RESPECTIVELY.

**    NET ASSET VALUE ADJUSTED FOR SALES CHARGE OF 4.75% OF OFFERING PRICE.


32 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT    See Notes to Financial Statements.

                                                               December 31, 2005
--------------------------------------------------------------------------------

                                                               LONG        INVERSE
                                                            DYNAMIC        DYNAMIC
                                                        DOW 30 FUND    DOW 30 FUND
----------------------------------------------------------------------------------
ASSETS
Investments in Master Portfolio* (Note 3)              $ 39,414,428    $40,148,339
Cash                                                             --             --
Receivable for Securities Sold (Note 1)                   4,003,626             --
Receivable for Fund Shares Purchased                      1,710,099      3,830,392
Receivable from Advisor (Note 5)                                 --          4,323
----------------------------------------------------------------------------------
  TOTAL ASSETS                                           45,128,153     43,983,054
==================================================================================

LIABILITIES
Payable for Securities Purchased (Note 1)                    46,808      3,051,629
Liability for Fund Shares Redeemed                        5,647,964        760,592
Transfer Agent and Administrative Fees Payable
  (Note 4)                                                    9,090          9,292
Distribution and Service Fees Payable (Note 4)                4,409          3,304
Portfolio Accounting Fees Payable (Note 4)                    5,454          5,575
Tax Expense Payable                                              --          9,240
Other Liabilities                                             8,615         12,097
----------------------------------------------------------------------------------
  TOTAL LIABILITIES                                       5,722,340      3,851,729
==================================================================================
NET ASSETS                                             $ 39,405,813    $40,131,325
==================================================================================

ANALYSIS OF NET ASSETS
Paid-In Capital                                          40,450,612     38,868,182
Undistributed Net Investment Income (Loss)                    5,611        131,805
Accumulated Net Realized Gain (Loss) on Investments,
 Options, Equity Index Swaps, and Futures Contracts              --             --
Net Unrealized Appreciation (Depreciation) on
 Investments, Options, Equity Index Swaps, and
 Futures Contracts                                       (1,050,410)     1,131,338
==================================================================================
NET ASSETS                                             $ 39,405,813    $40,131,325
==================================================================================
  A-Class                                              $  1,521,973    $ 1,176,702
  C-Class                                                 3,987,533      1,907,377
  H-Class                                                33,896,307     37,047,246

SHARES OUTSTANDING
  A-Class                                                    62,408         25,790
  C-Class                                                   165,700         42,441
  H-Class                                                 1,388,919        811,972

NET ASSET VALUES
  A-Class                                              $      24.39    $     45.63
  A-Class Maximum Offering Price**                            25.61          47.91
  C-Class                                                     24.06          44.95
  H-Class                                                     24.40          45.63


See Notes to Financial Statements.    THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 33

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                 TITAN 500     TEMPEST 500    VELOCITY 100     VENTURE 100
                                                                      FUND            FUND            FUND            FUND
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Total Income                                                $         --    $         --    $         --    $         --
--------------------------------------------------------------------------------------------------------------------------

EXPENSES
Transfer Agent and Administrative Fees (Note 4)                    931,076         884,148       1,397,885       1,275,464
Distribution & Service Fees (Note 4):
  A-Class                                                            6,538           8,308           8,816           6,855
  C-Class                                                          649,283         360,010         601,599         428,128
  H-Class                                                          762,217         785,837       1,238,670       1,161,577
Portfolio Accounting Fees (Note 4)                                 558,645         530,489         838,731         765,279
Trustees' Fees*                                                     19,449          21,969          27,419          29,647
Tax Expense                                                        380,464         361,675         141,356           7,023
Miscellaneous                                                      284,849         276,250         440,602         395,677
--------------------------------------------------------------------------------------------------------------------------
  Total Expenses                                                 3,592,521       3,228,686       4,695,078       4,069,650
--------------------------------------------------------------------------------------------------------------------------
Less Tax Expense Reimbursed by Advisor (Note 5)                    318,521         350,123         141,356           7,023
--------------------------------------------------------------------------------------------------------------------------
Net Expenses                                                     3,274,000       2,878,563       4,553,722       4,062,627
--------------------------------------------------------------------------------------------------------------------------
Net Investment Loss                                             (3,274,000)     (2,878,563)     (4,553,722)     (4,062,627)
--------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                           37,848,182     (44,164,052)     65,381,831     (27,617,425)
Capital Gain Distribution Received from Master Portfolio           280,142              --              --              --
--------------------------------------------------------------------------------------------------------------------------
  Total Net Realized Gain (Loss)                                38,128,324     (44,164,052)     65,381,831     (27,617,425)
--------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                          (24,233,183)     16,807,786     (88,760,821)      4,011,867
--------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)           (24,233,183)     16,807,786     (88,760,821)      4,011,867
--------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                  13,895,141     (27,356,266)    (23,378,990)    (23,605,558)
--------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS         $ 10,621,141    $(30,234,829)   $(27,932,712)   $(27,668,185)
==========================================================================================================================

*     RELATES TO TRUSTEES NOT DEEMED "INTERESTED PERSONS" WITHIN THE MEANING OF
      SECTION 2(a)(19) OF THE 1940 ACT.


34 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT    See Notes to Financial Statements.

                                                    Year Ended December 31, 2005
--------------------------------------------------------------------------------

                                                                     LONG        INVERSE
                                                                  DYNAMIC        DYNAMIC
                                                              DOW 30 FUND    DOW 30 FUND
----------------------------------------------------------------------------------------
INVESTMENT INCOME
  Total Income                                                $        --    $        --
----------------------------------------------------------------------------------------

EXPENSES
Transfer Agent and Administrative Fees (Note 4)                    75,981         99,116
Distribution & Service Fees (Note 4):
  A-Class                                                           2,221          4,233
  C-Class                                                          27,802         17,444
  H-Class                                                          66,809         90,522
Portfolio Accounting Fees (Note 4)                                 45,588         59,470
Trustees' Fees*                                                     1,476          1,990
Tax Expense                                                            --          9,240
Miscellaneous                                                      23,544         33,970
----------------------------------------------------------------------------------------
  Total Expenses                                                  243,421        315,985
----------------------------------------------------------------------------------------
Less Tax Expense Reimbursed by Advisor (Note 5)                        --          4,323
----------------------------------------------------------------------------------------
Net Expenses                                                      243,421        311,662
----------------------------------------------------------------------------------------
Net Investment Loss                                              (243,421)      (311,662)
========================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                            (239,187)    (4,402,094)
Capital Gain Distribution Received from Master Portfolio          766,505             --
----------------------------------------------------------------------------------------
  Total Net Realized Gain (Loss)                                  527,318     (4,402,094)
----------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                          (1,688,416)     1,266,267
----------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)           (1,688,416)     1,266,267
----------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                 (1,161,098)    (3,135,827)
----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS         $(1,404,519)   $(3,447,489)
========================================================================================


See Notes to Financial Statements.    THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 35

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    TITAN 500 FUND                          TEMPEST 500 FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                   YEAR             PERIOD                YEAR             PERIOD
                                                                  ENDED              ENDED               ENDED              ENDED
                                                           DECEMBER 31,       DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                   2005               2004                2005               2004
---------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Loss                                     $    (3,274,000)   $    (3,231,799)    $    (2,878,563)   $    (3,348,955)
Net Realized Gain (Loss) on Investments                      38,128,324         36,818,247         (44,164,052)      (116,249,871)
Net Change in Unrealized Appreciation (Depreciation)
  on Investments                                            (24,233,183)        16,352,417          16,807,786         20,504,403
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations        10,621,141         49,938,865         (30,234,829)       (99,094,423)
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
A-Class                                                         (22,987)                --             (80,171)                --
C-Class                                                        (692,954)                --            (516,427)                --
H-Class                                                      (3,154,462)                --          (4,529,823)                --
Realized Gain on Investment
A-Class                                                              --                 --                  --                 --
C-Class                                                              --                 --                  --                 --
H-Class                                                              --                 --                  --                 --
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                          (3,870,403)                --          (5,126,421)                --
=================================================================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
A-Class                                                       7,737,095          1,554,733*         12,314,796          1,747,809*
C-Class                                                     331,419,437        648,404,934         258,921,830        227,453,948
H-Class                                                   3,026,438,340      3,678,075,246       2,665,012,662      3,249,033,936
VALUE OF SHARES PURCHASED THROUGH
  DIVIDEND REINVESTMENT
A-Class                                                          22,064                 --*              76,418                --*
C-Class                                                         662,538                 --             460,943                 --
H-Class                                                       2,535,758                 --           3,689,553                 --
COST OF SHARES REDEEMED
A-Class                                                      (5,290,704)          (115,771)*        (8,603,639)           (37,724)*
C-Class                                                    (345,011,294)      (647,224,637)       (253,802,874)      (222,745,544)
H-Class                                                  (3,080,504,298)    (3,616,945,024)     (2,606,217,664)    (3,247,662,805)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS                                   (61,991,064)        63,749,481          71,852,025          7,789,620
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                       (55,240,326)       113,688,346          36,490,775        (91,304,803)
NET ASSETS--BEGINNING OF PERIOD                             431,518,064        317,829,718         254,332,495        345,637,298
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                               $   376,277,738    $   431,518,064     $   290,823,270    $   254,332,495
=================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)              $     1,571,918    $            --     $        55,652    $            --
=================================================================================================================================

 *    SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 1, 2004.

** SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004 -- LONG DYNAMIC DOW 30 FUND C-CLASS AND H-CLASS AND INVERSE DYNAMIC DOW 30 FUND C-CLASS AND H-CLASS.


36 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT    See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                                   VELOCITY 100 FUND                       VENTURE 100 FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                   YEAR             PERIOD                YEAR             PERIOD
                                                                  ENDED              ENDED               ENDED              ENDED
                                                           DECEMBER 31,       DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                   2005               2004                2005               2004
---------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Loss                                     $    (4,553,722)   $    (4,615,897)    $    (4,062,627)   $    (4,217,467)
Net Realized Gain (Loss) on Investments
Net Change in Unrealized Appreciation (Depreciation)         65,381,831        (59,849,161)        (27,617,425)      (175,340,756)
  on Investments                                            (88,760,821)       142,834,661           4,011,867         16,216,898
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations       (27,932,712)        78,369,603         (27,668,185)      (163,341,325)
---------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
A-Class                                                         (27,930)                --             (92,577)                --
C-Class                                                        (386,306)                --            (656,744)                --
H-Class                                                      (2,944,242)                --          (6,846,547)                --
Realized Gain on Investment
A-Class                                                              --                 --                  --                 --
C-Class                                                              --                 --                  --                 --
H-Class                                                              --                 --                  --                 --
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                          (3,358,478)                --          (7,595,868)                --
=================================================================================================================================
SHARE TRANSACTIONS                                                   --
PROCEEDS FROM SHARES PURCHASED
A-Class                                                      10,145,640          2,262,614*         15,826,003          1,009,236*
C-Class                                                     494,704,844        573,760,768         452,027,021        472,838,260
H-Class                                                   8,885,418,709      8,594,741,299       7,534,568,517      8,201,540,282
VALUE OF SHARES PURCHASED THROUGH
  DIVIDEND REINVESTMENT
A-Class                                                          26,293                 --*             43,111                 --*
C-Class                                                         349,936                 --             592,400                 --
H-Class                                                       2,619,082                 --           6,033,319                 --
COST OF SHARES REDEEMED
A-Class                                                      (7,617,749)          (191,236)*        (9,447,876)          (326,725)*
C-Class                                                    (520,294,903)      (549,654,347)       (440,042,022)      (465,312,626)
H-Class                                                  (8,954,421,250)    (8,461,897,378)     (7,401,120,871)    (8,085,396,471)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS                                   (89,069,398)       159,021,720         158,479,602        124,351,956
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                      (120,360,588)       237,391,323         123,215,549        (38,989,369)
NET ASSETS--BEGINNING OF PERIOD                             752,540,841        515,149,518         323,057,607        362,046,976
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                               $   632,180,253    $   752,540,841     $   446,273,156    $   323,057,607
=================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)              $            --    $            --     $            --    $            --
=================================================================================================================================


                                                                   LONG DYNAMIC                     INVERSE DYNAMIC
                                                                    DOW 30 FUND                        DOW 30 FUND
--------------------------------------------------------------------------------------------------------------------------
                                                                 YEAR           PERIOD               YEAR           PERIOD
                                                                ENDED            ENDED              ENDED            ENDED
                                                         DECEMBER 31,     DECEMBER 31,       DECEMBER 31,     DECEMBER 31,
                                                                 2005             2004               2005             2004
--------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Loss                                     $    (243,421)   $    (116,744)     $    (311,662)   $     (96,855)
Net Realized Gain (Loss) on Investments
Net Change in Unrealized Appreciation (Depreciation)          527,318        1,951,289         (4,402,094)      (3,866,546)
  on Investments                                           (1,688,416)         638,006          1,266,267         (134,929)
--------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations      (1,404,519)       2,472,551         (3,447,489)      (4,098,330)
--------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
A-Class                                                          (353)              --             (1,526)              --
C-Class                                                          (895)              --             (4,467)              --
H-Class                                                        (8,318)              --            (52,019)              --
Realized Gain on Investment
A-Class                                                        (2,203)              --            (11,699)          (1,455)
C-Class                                                        (5,584)              --             (7,380)          (1,402)
H-Class                                                       (51,920)              --           (140,784)         (67,733)
--------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                           (69,273)              --           (217,875)         (70,590)
==========================================================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
A-Class                                                     2,763,227          399,517*         6,016,189          619,625*
C-Class                                                    48,943,821       56,989,157**       34,466,614       32,331,708**
H-Class                                                   966,072,809      578,650,573**      987,131,489      518,740,328**
VALUE OF SHARES PURCHASED THROUGH
  DIVIDEND REINVESTMENT
A-Class                                                         2,440               --*             4,159            1,455*
C-Class                                                         6,402               --**           11,318            1,236**
H-Class                                                        57,533               --**          171,006           64,133**
COST OF SHARES REDEEMED
A-Class                                                    (1,657,217)         (62,400)*       (5,033,214)        (258,354)*
C-Class                                                   (49,244,383)     (52,585,140)**     (32,813,328)     (31,773,108)**
H-Class                                                  (968,010,054)    (543,919,231)**    (964,671,765)    (497,043,882)**
==========================================================================================================================

NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS                                  (1,065,422)      39,472,476         25,282,468       22,683,141
--------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                      (2,539,214)      41,945,027         21,617,104       18,514,221
NET ASSETS--BEGINNING OF PERIOD                            41,945,027               --         18,514,221               --
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                               $  39,405,813    $  41,945,027      $  40,131,325    $  18,514,221
==========================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)              $       5,611    $          --      $     131,805    $          --
==========================================================================================================================


See Notes to Financial Statements.    THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 37

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                                                        DISTRIBUTIONS
                                                       NET REALIZED     NET INCREASE     DISTRIBUTIONS       FROM
                             NET ASSET       NET           AND           (DECREASE)          FROM             NET
                               VALUE,     INVESTMENT   UNREALIZED      IN NET ASSET           NET          REALIZED
                             BEGINNING      INCOME    GAINS (LOSSES)   VALUE RESULTING    INVESTMENT       CAPITAL
                             OF PERIOD     (LOSS)+    ON SECURITIES    FROM OPERATIONS      INCOME           GAINS
---------------------------------------------------------------------------------------------------------------------
TITAN 500 FUND A-CLASS
  DECEMBER 31, 2005           $38.13      $ (.28)         $ 1.56            $ 1.28          $ (.41)          $   --
  December 31, 2004*           31.91        (.07)           6.29              6.22              --               --

TITAN 500 FUND C-CLASS
  DECEMBER 31, 2005            36.85        (.53)           1.46               .93            (.41)              --
  December 31, 2004            31.57        (.52)           5.80              5.28              --               --
  December 31, 2003            20.76        (.38)          11.19             10.81              --               --
  December 31, 2002++          39.24        (.42)         (18.06)           (18.48)             --               --
  December 31, 2001++          60.00        (.57)         (20.19)           (20.76)             --               --

TITAN 500 FUND H-CLASS
  DECEMBER 31, 2005            38.13        (.27)           1.53              1.26            (.41)              --
  December 31, 2004            32.43        (.25)           5.95              5.70              --               --
  December 31, 2003            21.18        (.19)          11.44             11.25              --               --
  December 31, 2002++          39.66        (.21)         (18.27)           (18.48)             --               --
  December 31, 2001++          60.03        (.24)         (20.13)           (20.37)             --               --

TEMPEST 500 FUND A-CLASS
  DECEMBER 31, 2005            42.11        (.31)          (1.62)            (1.93)           (.69)              --
  December 31, 2004*           50.99        (.11)          (8.77)            (8.88)             --               --

TEMPEST 500 FUND C-CLASS
  DECEMBER 31, 2005            40.92        (.61)          (1.57)            (2.18)           (.69)              --
  December 31, 2004            51.58        (.73)          (9.93)           (10.66)             --               --
  December 31, 2003            92.07       (1.03)         (39.46)           (40.49)             --               --
  December 31, 2002            67.98       (1.36)          26.19             24.83              --             (.74)
  December 31, 2001*           61.02        (.88)           7.84              6.96              --               --

TEMPEST 500 FUND H-CLASS
  DECEMBER 31, 2005            42.13        (.31)          (1.62)            (1.93)           (.69)              --
  December 31, 2004            52.66        (.38)         (10.15)           (10.53)             --               --
  December 31, 2003            93.27        (.56)         (40.05)           (40.61)             --               --
  December 31, 2002            68.39        (.71)          26.33             25.62              --             (.74)
  December 31, 2001            56.61        (.27)          12.05             11.78              --               --


                                                                                                   RATIOS TO
                                                                                              AVERAGE NET ASSETS:
                                                                                   -----------------------------------------
                                          NET INCREASE   NET ASSET                                                  NET
                                         (DECREASE) IN     VALUE,      TOTAL                                    INVESTMENT
                               TOTAL        NET ASSET     END OF    INVESTMENT       GROSS          NET           INCOME
                           DISTRIBUTIONS     VALUE        PERIOD      RETURN       EXPENSESss.   EXPENSESss.      (LOSS)
----------------------------------------------------------------------------------------------------------------------------
TITAN 500 FUND A-CLASS
  DECEMBER 31, 2005           $ (.41)        $  .87       $39.00        3.39%         1.77%          1.69%         (0.76)%
  December 31, 2004*              --           6.22        38.13       19.49%         1.61%**        1.61%**       (0.68)%**

TITAN 500 FUND C-CLASS
  DECEMBER 31, 2005             (.41)           .52        37.37        2.56%         2.50%          2.41%         (1.48)%
  December 31, 2004               --           5.28        36.85       16.72%         2.45%          2.45%         (1.52)%
  December 31, 2003               --          10.81        31.57       52.07%         2.46%          2.46%         (1.52)%
  December 31, 2002++             --         (18.48)       20.76      (47.09)%        2.50%          2.50%         (1.56)%
  December 31, 2001++             --         (20.76)       39.24      (34.60)%        2.64%          2.50%         (2.08)%

TITAN 500 FUND H-CLASS
  DECEMBER 31, 2005             (.41)           .85        38.98        3.34%         1.75%          1.67%         (0.73)%
  December 31, 2004               --           5.70        38.13       17.58%         1.70%          1.70%         (0.77)%
  December 31, 2003               --          11.25        32.43       53.12%         1.71%          1.71%         (0.77)%
  December 31, 2002++             --         (18.48)       21.18      (46.60)%        1.75%          1.75%         (0.81)%
  December 31, 2001++             --         (20.37)       39.66      (33.93)%        1.89%          1.75%         (0.52)%

TEMPEST 500 FUND A-CLASS
  DECEMBER 31, 2005             (.69)         (2.62)       39.49       (4.53)%        1.77%          1.67%         (0.75)%
  December 31, 2004*              --          (8.88)       42.11      (17.42)%        1.65%**        1.65%**       (0.72)%**

TEMPEST 500 FUND C-CLASS
  DECEMBER 31, 2005             (.69)         (2.87)       38.05       (5.28)%        2.51%          2.41%         (1.48)%
  December 31, 2004               --         (10.66)       40.92      (20.67)%        2.45%          2.45%         (1.52)%
  December 31, 2003               --         (40.49)       51.58      (43.98)%        2.46%          2.46%         (1.52)%
  December 31, 2002             (.74)         24.09        92.07       36.54%         2.50%          2.50%         (1.49)%
  December 31, 2001*              --           6.96        67.98       11.41%         2.50%**        2.50%**       (1.52)%**

TEMPEST 500 FUND H-CLASS
  DECEMBER 31, 2005             (.69)         (2.62)       39.51       (4.53)%        1.76%          1.66%         (0.74)%
  December 31, 2004               --         (10.53)       42.13      (20.00)%        1.70%          1.70%         (0.77)%
  December 31, 2003               --         (40.61)       52.66      (43.54)%        1.71%          1.71%         (0.77)%
  December 31, 2002             (.74)         24.88        93.27       37.48%         1.75%          1.75%         (0.81)%
  December 31, 2001               --          11.78        68.39       20.81%         1.75%          1.75%         (0.39)%


                                           NET ASSETS,
                              PORTFOLIO      END OF
                              TURNOVER    PERIOD (000'S
                               RATE***      OMITTED)
-------------------------------------------------------
TITAN 500 FUND A-CLASS
  DECEMBER 31, 2005               77%      $  4,272
  December 31, 2004*             190%         1,555

TITAN 500 FUND C-CLASS
  DECEMBER 31, 2005               77%        63,328
  December 31, 2004              190%        77,838
  December 31, 2003              769%        70,715
  December 31, 2002++          1,227%        11,491
  December 31, 2001++          1,494%         7,965

TITAN 500 FUND H-CLASS
  DECEMBER 31, 2005               77%       308,677
  December 31, 2004              190%       352,125
  December 31, 2003              769%       247,115
  December 31, 2002++          1,227%       124,716
  December 31, 2001++          1,494%        97,786

TEMPEST 500 FUND A-CLASS
  DECEMBER 31, 2005               --          4,633
  December 31, 2004*              --          1,498

TEMPEST 500 FUND C-CLASS
  DECEMBER 31, 2005               --         29,768
  December 31, 2004               --         28,465
  December 31, 2003               --         33,841
  December 31, 2002               --         16,786
  December 31, 2001*              --          1,231

TEMPEST 500 FUND H-CLASS
  DECEMBER 31, 2005               --        256,422
  December 31, 2004               --        224,369
  December 31, 2003               --        311,796
  December 31, 2002               --        340,962
  December 31, 2001               --        128,237

  * SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 7, 2001--TEMPEST 500 FUND C-CLASS; SEPTEMBER 1, 2004--TITAN 500 FUND A-CLASS AND TEMPEST 500 FUND A-CLASS.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++ PER SHARE AMOUNTS FOR PERIODS ENDED DECEMBER 31, 2001 THROUGH DECEMBER 31, 2002 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

ss. EXPENSE RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER PORTFOLIO.

--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented .

                                                                                                        DISTRIBUTIONS
                                                       NET REALIZED     NET INCREASE     DISTRIBUTIONS       FROM
                             NET ASSET       NET           AND           (DECREASE)          FROM             NET
                               VALUE,     INVESTMENT   UNREALIZED      IN NET ASSET           NET          REALIZED
                             BEGINNING      INCOME    GAINS (LOSSES)   VALUE RESULTING    INVESTMENT       CAPITAL
                             OF PERIOD     (LOSS)+    ON SECURITIES    FROM OPERATIONS      INCOME           GAINS
---------------------------------------------------------------------------------------------------------------------
VELOCITY 100 FUND A-CLASS
    DECEMBER 31, 2005          $22.72      $ (.15)        $ (.55)           $ (.70)         $ (.12)          $   --
    December 31, 2004*          16.73        (.10)          6.09              5.99              --               --

VELOCITY 100 FUND C-CLASS
     DECEMBER 31, 2005          21.41        (.28)          (.55)             (.83)           (.12)              --
     December 31, 2004          18.82        (.27)          2.86              2.59              --               --
     December 31, 2003           9.69        (.22)          9.77              9.55              --             (.42)
     December 31, 2002          31.45        (.19)        (21.57)           (21.76)             --               --
     December 31, 2001         104.50        (.45)        (72.60)           (73.05)             --               --

VELOCITY 100 FUND H-CLASS
     DECEMBER 31, 2005          22.72        (.15)          (.54)             (.69)           (.12)              --
     December 31, 2004          19.81        (.15)          3.06              2.91              --               --
     December 31, 2003          10.11        (.12)         10.24             10.12              --             (.42)
     December 31, 2002          32.06        (.12)        (21.83)           (21.95)             --               --
     December 31, 2001         104.70        (.14)        (72.50)           (72.64)             --               --

VENTURE 100 FUND A-CLASS
     DECEMBER 31, 2005          20.06        (.16)          (.11)             (.27)           (.35)              --
     December 31, 2004*         28.20        (.04)         (8.10)            (8.14)             --               --

VENTURE 100 FUND C-CLASS
     DECEMBER 31, 2005          19.56        (.31)          (.10)             (.41)           (.35)              --
     December 31, 2004          26.15        (.38)         (6.21)            (6.59)             --               --
     December 31, 2003          71.08        (.58)        (44.35)           (44.93)             --               --
     December 31, 2002          48.72       (1.13)         25.48             24.35              --            (1.99)
     December 31, 2001*         57.68        (.69)         (8.27)            (8.96)             --               --

VENTURE 100 FUND H-CLASS
     DECEMBER 31, 2005          20.05        (.16)          (.11)             (.27)           (.35)              --
     December 31, 2004          26.59        (.20)         (6.34)            (6.54)             --               --
     December 31, 2003          71.71        (.31)        (44.81)           (45.12)             --               --
     December 31, 2002          48.87        (.58)         25.41             24.83              --            (1.99)
     December 31, 2001          51.44        (.29)         (2.28)            (2.57)             --               --


                                                                                                    RATIOS TO
                                                                                               AVERAGE NET ASSETS:
                                                                                    -----------------------------------------
                                           NET INCREASE   NET ASSET                                                  NET
                                          (DECREASE) IN     VALUE,      TOTAL                                    INVESTMENT
                                TOTAL        NET ASSET     END OF    INVESTMENT       GROSS          NET           INCOME
                            DISTRIBUTIONS     VALUE        PERIOD      RETURN       EXPENSESss.   EXPENSESss.      (LOSS)
----------------------------------------------------------------------------------------------------------------------------
VELOCITY 100 FUND A-CLASS
    DECEMBER 31, 2005         $ (.12)        $ (.82)      $21.90       (3.09)%         1.69%         1.66%           (0.74)%
    December 31, 2004*            --           5.99        22.72       35.80%          1.58%**       1.58%**         (0.65)%**

VELOCITY 100 FUND C-CLASS
     DECEMBER 31, 2005          (.12)          (.95)       20.46       (3.89)%         2.43%         2.40%           (1.48)%
     December 31, 2004            --           2.59        21.41       13.76%          2.44%         2.44%           (1.51)%
     December 31, 2003          (.42)          9.13        18.82       98.54%          2.46%         2.46%           (1.52)%
     December 31, 2002            --         (21.76)        9.69      (69.19)%         2.50%         2.50%           (1.54)%
     December 31, 2001            --         (73.05)       31.45      (69.90)%         2.50%         2.50%           (1.58)%

VELOCITY 100 FUND H-CLASS
     DECEMBER 31, 2005          (.12)          (.81)       21.91       (3.05)%         1.68%         1.65%           (0.73)%
     December 31, 2004            --           2.91        22.72       14.69%          1.67%         1.67%           (0.76)%
     December 31, 2003          (.42)          9.70        19.81      100.09%          1.71%         1.71%           (0.77)%
     December 31, 2002            --         (21.95)       10.11      (68.47)%         1.75%         1.75%           (0.81)%
     December 31, 2001            --         (72.64)       32.06      (69.38)%         1.75%         1.75%           (0.81)%

VENTURE 100 FUND A-CLASS
     DECEMBER 31, 2005          (.35)          (.62)       19.44       (1.25)%         1.68%         1.68%           (0.76)%
    December 31, 2004*            --          (8.14)       20.06      (28.87)%         1.54%**       1.54%**         (0.61)%**

VENTURE 100 FUND C-CLASS
     DECEMBER 31, 2005          (.35)          (.76)       18.80       (2.00)%         2.40%         2.40%           (1.48)%
     December 31, 2004            --          (6.59)       19.56      (25.20)%         2.45%         2.45%           (1.52)%
     December 31, 2003            --         (44.93)       26.15      (63.21)%         2.46%         2.46%           (1.52)%
     December 31, 2002         (1.99)         22.36        71.08       50.09%          2.50%         2.50%           (1.60)%
    December 31, 2001*            --          (8.96)       48.72      (15.53)%         2.50%**       2.50%**         (1.42)%**

VENTURE 100 FUND H-CLASS
     DECEMBER 31, 2005          (.35)          (.62)       19.43       (1.25)%         1.66%         1.66%           (0.74)%
     December 31, 2004            --          (6.54)       20.05      (24.60)%         1.70%         1.70%           (0.77)%
     December 31, 2003            --         (45.12)       26.59      (62.92)%         1.71%         1.71%           (0.77)%
     December 31, 2002         (1.99)         22.84        71.71       50.92%          1.75%         1.75%           (0.80)%
     December 31, 2001            --          (2.57)       48.87       (5.00)%         1.75%         1.75%           (0.50)%


                                           NET ASSETS,
                              PORTFOLIO      END OF
                              TURNOVER    PERIOD (000'S
                               RATE***      OMITTED)
-------------------------------------------------------
VELOCITY 100 FUND A-CLASS
    DECEMBER 31, 2005           133%        $  5,195
    December 31, 2004*          154%           2,308

VELOCITY 100 FUND C-CLASS
     DECEMBER 31, 2005          133%          56,765
     December 31, 2004          154%          86,591
     December 31, 2003          530%          54,498
     December 31, 2002          298%          15,311
     December 31, 2001          733%          15,205

VELOCITY 100 FUND H-CLASS
     DECEMBER 31, 2005          133%         570,220
     December 31, 2004          154%         663,642
     December 31, 2003          530%         460,652
     December 31, 2002          298%         162,943
     December 31, 2001          733%         197,495

VENTURE 100 FUND A-CLASS
     DECEMBER 31, 2005           --            6,438
    December 31, 2004*           --              639

VENTURE 100 FUND C-CLASS
     DECEMBER 31, 2005           --           35,780
     December 31, 2004           --           27,640
     December 31, 2003           --           38,597
     December 31, 2002           --           22,654
    December 31, 2001*           --            5,794

VENTURE 100 FUND H-CLASS
     DECEMBER 31, 2005           --          404,055
     December 31, 2004           --          294,779
     December 31, 2003           --          323,450
     December 31, 2002           --          299,375
     December 31, 2001           --          136,249

* SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 8, 2001 - VENTURE 100 FUND C-CLASS; SEPTEMBER 1, 2004 - VELOCITY 100 FUND A-CLASS AND VENTURE 100 FUND A-CLASS.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

 +    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

ss. EXPENSE RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER PORTFOLIO.

THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 39

FINANCIAL HIGHLIGHTS (CONCLUDED)
--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                                                                  DISTRIBUTIONS
                                                                 NET REALIZED     NET INCREASE     DISTRIBUTIONS       FROM
                                       NET ASSET       NET           AND           (DECREASE)          FROM             NET
                                         VALUE,     INVESTMENT   UNREALIZED      IN NET ASSET           NET          REALIZED
                                       BEGINNING      INCOME    GAINS (LOSSES)   VALUE RESULTING    INVESTMENT       CAPITAL
                                       OF PERIOD     (LOSS)+    ON SECURITIES    FROM OPERATIONS      INCOME           GAINS
--------------------------------------------------------------------------------------------------------------------------------
LONG DYNAMIC DOW 30 FUND A-CLASS
     DECEMBER 31, 2005                    $25.39     $ (.04)       $ (.92)            $ (.96)          $ (.01)       $ (.03)
     December 31, 2004*                    22.72       (.05)         2.72               2.67               --            --

LONG DYNAMIC DOW 30 FUND C-CLASS
      DECEMBER 31, 2005                    25.22       (.55)         (.57)             (1.12)            (.01)         (.03)
     December 31, 2004*                    25.00       (.30)          .52                .22               --            --

LONG DYNAMIC DOW 30 FUND H-CLASS
     DECEMBER 31, 2005                     25.38       (.16)         (.78)              (.94)            (.01)         (.03)
     December 31, 2004*                    25.00       (.14)          .52                .38               --            --

INVERSE DYNAMIC DOW 30 FUND A-CLASS
      DECEMBER 31, 2005                    45.41       (.35)          .78                .43             (.07)         (.14)
      December 31, 2004*                   52.00       (.11)        (6.29)             (6.40)              --          (.19)

INVERSE DYNAMIC DOW 30 FUND C-CLASS
      DECEMBER 31, 2005                    45.10       (.70)          .76                .06             (.07)         (.14)
      December 31, 2004*                   50.00       (.69)        (4.02)             (4.71)              --          (.19)

INVERSE DYNAMIC DOW 30 FUND H-CLASS
      DECEMBER 31, 2005                    45.41       (.35)          .78                .43             (.07)         (.14)
      December 31, 2004*                   50.00       (.33)        (4.07)             (4.40)              --          (.19)



                                                                                                          RATIOS TO
                                                                                                     AVERAGE NET ASSETS:
                                                                                          -----------------------------------------
                                                 NET INCREASE   NET ASSET                                                  NET
                                                (DECREASE) IN     VALUE,      TOTAL                                    INVESTMENT
                                      TOTAL        NET ASSET     END OF    INVESTMENT       GROSS          NET           INCOME
                                  DISTRIBUTIONS     VALUE        PERIOD      RETURN       EXPENSESss.   EXPENSESss.      (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
LONG DYNAMIC DOW 30 FUND A-CLASS
     DECEMBER 31, 2005               $ (.04)        $(1.00)      $24.39       (3.78)%         1.67%          1.67%        (0.17)%
     December 31, 2004*                  --           2.67        25.39       11.75%          1.56%**        1.56%**      (0.63)%**

LONG DYNAMIC DOW 30 FUND C-CLASS
      DECEMBER 31, 2005                (.04)         (1.16)       24.06       (4.44)%         2.39%          2.39%        (2.31)%
     December 31, 2004*                  --            .22        25.22        0.88%          2.41%**        2.41%**      (1.48)%**

LONG DYNAMIC DOW 30 FUND H-CLASS
     DECEMBER 31, 2005                 (.04)          (.98)       24.40       (3.71)%         1.65%          1.65%        (0.67)%
     December 31, 2004*                  --            .38        25.38        1.52%          1.65%**        1.65%**      (0.72)%**

INVERSE DYNAMIC DOW 30 FUND A-CLASS
      DECEMBER 31, 2005                (.21)           .22        45.63        0.94%          1.70%          1.69%        (0.77)%
      December 31, 2004*               (.19)         (6.59)       45.41      (12.30)%         1.62%**        1.62%**      (0.69)%**

INVERSE DYNAMIC DOW 30 FUND C-CLASS
      DECEMBER 31, 2005                (.21)          (.15)       44.95        0.12%          2.42%          2.41%        (1.49)%
      December 31, 2004*               (.19)         (4.90)       45.10       (9.42)%         2.43%**        2.43%**      (1.50)%**

INVERSE DYNAMIC DOW 30 FUND H-CLASS
      DECEMBER 31, 2005                (.21)           .22        45.63        0.94%          1.67%          1.66%        (0.74)%
      December 31, 2004*               (.19)         (4.59)       45.41       (8.80)%         1.67%**        1.67%**      (0.74)%**


                                                      NET ASSETS,
                                         PORTFOLIO      END OF
                                          TURNOVER    PERIOD (000'S
                                           RATE***      OMITTED)
-------------------------------------------------------------------
LONG DYNAMIC DOW 30 FUND A-CLASS
     DECEMBER 31, 2005                       410%       $ 1,522
     December 31, 2004*                      796%           359

LONG DYNAMIC DOW 30 FUND C-CLASS
      DECEMBER 31, 2005                      410%         3,988
     December 31, 2004*                      796%         4,368

LONG DYNAMIC DOW 30 FUND H-CLASS
     DECEMBER 31, 2005                       410%        33,896
     December 31, 2004*                      796%        37,218

INVERSE DYNAMIC DOW 30 FUND A-CLASS
      DECEMBER 31, 2005                       --          1,177
      December 31, 2004*                      --            347

INVERSE DYNAMIC DOW 30 FUND C-CLASS
      DECEMBER 31, 2005                       --          1,907
      December 31, 2004*                      --            455

INVERSE DYNAMIC DOW 30 FUND H-CLASS
      DECEMBER 31, 2005                       --         37,047
      December 31, 2004*                      --         17,712

  * SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004-- LONG DYNAMIC DOW 30 FUND C-CLASS AND H-CLASS AND INVERSE DYNAMIC DOW 30 FUND C-CLASS AND H-CLASS; SEPTEMBER 1, 2004-- LONG DYNAMIC DOW 30 FUND A-CLASS AND INVERSE DYNAMIC DOW 30 FUND A-CLASS.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

ss. EXPENSE RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER PORTFOLIO.


40 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

MASTER-FEEDER ARRANGEMENT
--------------------------------------------------------------------------------

Each of the six funds included in the Trust are operating under a `master-feeder arrangement'. Under a master-feeder arrangement, a Feeder Fund ("feeder") invests substantially all of its assets in the Master Portfolio ("master"), a separate open-ended investment company that has the same investment objectives as the feeder, e.g., the Titan 500 Fund would act as a feeder, holding shares of the Titan 500 Master Portfolio as its only investment. The Master Portfolio, in turn, invests in securities and derivatives to meet its investment objective.

The following statements represent the Master Portfolios, which is the part of the master-feeder arrangement in which Feeder Funds invest. Please see Notes to Financial Statements for more information about the master-feeder arrangement.


See Notes to Financial Statements.    THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 41

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                                 TITAN 500      TEMPEST 500     VELOCITY 100      VENTURE 100
                                                                    MASTER           MASTER           MASTER           MASTER
                                                                 PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Note 1, 2, 6 and 9)                    $ 417,604,785    $ 278,120,272    $ 748,318,427    $ 396,986,259
Segregated Cash with Broker                                      3,704,400        1,640,800        7,305,000       19,625,000
Cash                                                                   961               --               --               --
Receivable for Equity Index Swap Settlement (Note 1)                    --        6,508,041               --       11,351,113
Receivable for Futures Contracts Settlement (Note 1)                    --               --               --               --
Receivable for Securities Sold (Note 1)                                 --               --               --               --
Receivable for Fund Shares Purchased                                17,998        5,544,438        7,069,730       23,193,801
Investment Income Receivable (Note 1)                              449,640           48,639          286,343           56,031
Other Assets                                                         2,332               --           12,614               --
-----------------------------------------------------------------------------------------------------------------------------
  TOTAL ASSETS                                                 421,780,116      291,862,190      762,992,114      451,212,204
=============================================================================================================================

LIABILITIES
Payable for Equity Index Swap Settlement (Note 1)                3,691,925               --       13,024,947               --
Payable for Futures Contracts Settlement (Note 1)                  204,937          691,845          560,050        3,477,665
Payable upon Return of Securities Loaned (Note 9)               39,124,258               --      116,512,578               --
Payable for Securities Purchased (Note 1)                          296,404               --               --               --
Liability for Fund Shares Redeemed                               1,672,719               --               --        1,005,788
Investment Advisory Fees Payable (Note 4)                          329,019          240,354          541,115          328,508
Custody Fees Payable                                                 8,774            7,719           18,208            8,760
-----------------------------------------------------------------------------------------------------------------------------
  TOTAL LIABILITIES                                             45,328,036          939,918      130,656,898        4,820,721
=============================================================================================================================
NET ASSETS                                                   $ 376,452,080    $ 290,922,272    $ 632,335,216    $ 446,391,483
=============================================================================================================================

ANALYSIS OF NET ASSETS
Paid-In Capital                                                382,488,119      728,252,464      687,167,668      715,450,986
Undistributed Net Investment Income (Loss)                              --               --               --               --
Accumulated Net Realized Gain (Loss) on Investments,
  Options, Equity Index Swaps, and Futures Contracts           (67,919,061)    (444,018,285)    (190,717,655)    (284,132,063)
Net Unrealized Appreciation (Depreciation) on Investments,
  Options, Equity Index Swaps, and Futures Contracts            61,883,022        6,688,093      135,885,203       15,072,560
=============================================================================================================================
NET ASSETS                                                   $ 376,452,080    $ 290,922,272    $ 632,335,216    $ 446,391,483
=============================================================================================================================
SHARES OUTSTANDING                                              11,546,764        7,870,445       67,109,317       21,698,634
NET ASSET VALUES                                             $       32.60    $       36.96    $        9.42    $       20.57


* THE COST OF SECURITIES AT VALUE IS $351,254,484, $278,128,522, $601,909,396, $397,014,259, $41,637,822 AND $36,103,900, RESPECTIVELY.


42 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT    See Notes to Financial Statements.

                                                               December 31, 2005
--------------------------------------------------------------------------------

                                                                        LONG            INVERSE
                                                              DYNAMIC DOW 30     DYNAMIC DOW 30
                                                            MASTER PORTFOLIO   MASTER PORTFOLIO
-----------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Note 1, 2, 6 and 9)                       $ 44,031,243       $ 36,103,900
Segregated Cash with Broker                                          220,350            514,800
Cash                                                                      --                 --
Receivable for Equity Index Swap Settlement (Note 1                       --            736,630
Receivable for Futures Contracts Settlement (Note 1                  144,648                 --
Receivable for Securities Sold (Note 1)                            2,496,330                 --
Receivable for Fund Shares Purchased                                  46,808          3,051,629
Investment Income Receivable (Note 1)                                 47,996             13,612
Other Assets                                                             344                 --
-----------------------------------------------------------------------------------------------
  TOTAL ASSETS                                                    46,987,719         40,420,571
===============================================================================================

LIABILITIES
Payable for Equity Index Swap Settlement (Note 1)                    538,815                 --
Payable for Futures Contracts Settlement (Note 1)                         --            237,872
Payable upon Return of Securities Loaned (Note 9)                  2,997,242                 --
Payable for Securities Purchased (Note 1)                                 --                 --
Liability for Fund Shares Redeemed                                 4,003,626                 --
Investment Advisory Fees Payable (Note 4)                             32,735             33,467
Custody Fees Payable                                                     873                893
-----------------------------------------------------------------------------------------------
  TOTAL LIABILITIES                                                7,573,291            272,232
===============================================================================================
NET ASSETS                                                      $ 39,414,428       $ 40,148,339
===============================================================================================

ANALYSIS OF NET ASSETS
Paid-In Capital                                                   40,048,600         47,243,060
Undistributed Net Investment Income (Loss)                                --                 --
Accumulated Net Realized Gain (Loss) on Investments,
  Options, Equity Index Swaps, and Futures Contracts              (2,464,366)        (7,994,572)
Net Unrealized Appreciation (Depreciation) on Investments,
  Options, Equity Index Swaps, and Futures Contracts               1,830,194            899,851
===============================================================================================
NET ASSETS                                                      $ 39,414,428       $ 40,148,339
===============================================================================================
SHARES OUTSTANDING                                                 1,633,502            870,708
NET ASSET VALUES                                                $      24.13       $      46.11


See Notes to Financial Statements.    THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 43

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                 TITAN 500     TEMPEST 500    VELOCITY 100     VENTURE 100
                                                                    MASTER          MASTER          MASTER          MASTER
                                                                 PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                             $  2,169,883    $ 11,368,679    $  2,242,149    $ 16,345,476
Interest from Securities Lending, net (Note 9)                      43,185              --         166,141              --
Dividends, Net of Foreign Tax Withheld* (Note 1)                 5,614,348              --       2,701,643              --
Other Income                                                         5,227              --              --              --
--------------------------------------------------------------------------------------------------------------------------
  Total Income                                                   7,832,643      11,368,679       5,109,933      16,345,476
--------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 4)                                3,353,068       3,184,547       5,033,982       4,593,027
Custody Fees                                                        86,802          82,014         152,415         116,413
--------------------------------------------------------------------------------------------------------------------------
  Total Expenses                                                 3,439,870       3,266,561       5,186,397       4,709,440
--------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                     4,392,773       8,102,118         (76,464)     11,636,036
==========================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                              939,142         (49,650)      1,049,196        (119,700)
Equity Index Swaps                                               8,565,403     (23,123,464)     (3,985,718)    (35,048,694)
Futures Contracts                                                 (333,913)    (20,499,586)     (9,813,096)    (13,810,680)
--------------------------------------------------------------------------------------------------------------------------
  Total Net Realized Gain (Loss)                                 9,170,632     (43,672,700)    (12,749,618)    (48,979,074)
--------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                            8,918,490          (1,650)      1,807,813         (24,400)
Equity Index Swaps                                              (3,217,330)      7,274,296      (8,630,185)      9,448,774
Futures Contracts                                               (5,369,416)        941,666      (3,730,538)      4,313,106
--------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)               331,744       8,214,312     (10,552,910)     13,737,480
--------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                   9,502,376     (35,458,388)    (23,302,528)    (35,241,594)
--------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS         $ 13,895,149    $(27,356,270)   $(23,378,992)   $(23,605,558)
==========================================================================================================================

*     FOREIGN TAX WITHHELD OF $0, $0, $11,710, $0, $0, AND $0, RESPECTIVELY.


44 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT    See Notes to Financial Statements.

                                                    Year Ended December 31, 2005
--------------------------------------------------------------------------------

                                                                        LONG           INVERSE
                                                              DYNAMIC DOW 30    DYNAMIC DOW 30
                                                            MASTER PORTFOLIO  MASTER PORTFOLIO
----------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                                $   252,991       $ 1,288,337
Interest from Securities Lending, net (Note 9)                         5,870                --
Dividends, Net of Foreign Tax Withheld* (Note 1)                     535,486                --
Other Income                                                              --            19,771
----------------------------------------------------------------------------------------------
  Total Income                                                       794,347         1,308,108
----------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 4)                                    273,636           356,937
Custody Fees                                                           7,253             9,102
----------------------------------------------------------------------------------------------
  Total Expenses                                                     280,889           366,039
----------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                         513,458           942,069
==============================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                               (420,570)               --
Equity Index Swaps                                                   175,215        (3,496,236)
Futures Contracts                                                   (785,836)       (1,732,733)
----------------------------------------------------------------------------------------------
  Total Net Realized Gain (Loss)                                  (1,031,191)       (5,228,969)
----------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                                508,030                --
Equity Index Swaps                                                  (839,508)          983,717
Futures Contracts                                                   (311,886)           88,231
----------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)                (643,364)        1,071,948
----------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                    (1,674,555)       (4,157,021)
----------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS            $(1,161,097)      $(3,214,952)
==============================================================================================


See Notes to Financial Statements.    THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 45

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                TITAN 500                            TEMPEST 500
                                                             MASTER PORTFOLIO                     MASTER PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
                                                          YEAR               YEAR               YEAR               YEAR
                                                         ENDED              ENDED              ENDED              ENDED
                                                  DECEMBER 31,       DECEMBER 31,       DECEMBER 31,       DECEMBER 31,
                                                          2005               2004               2005               2004
-----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                   $     4,392,773    $     3,340,217    $     8,102,118    $     1,368,218
Net Realized Gain (Loss) on Investments              9,170,632         31,046,169        (43,672,700)      (118,740,288)
Net Change in Unrealized Appreciation
(Depreciation)
  on Investments                                       331,744         18,784,272          8,214,312         21,626,605
-----------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
  from Operations                                   13,895,149         53,170,658        (27,356,270)       (95,745,465)
-----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Realized Gain on Investment                           (280,142)        (7,022,274)                --                 --
-----------------------------------------------------------------------------------------------------------------------
  Total Distributions to Shareholders                 (280,142)        (7,022,274)                --                 --
-----------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                   1,047,339,273      1,527,373,764      1,104,494,816      1,385,079,824
VALUE OF SHARES PURCHASED THROUGH
  DIVIDEND REINVESTMENT                                280,142                 --                 --                 --
COST OF SHARES REDEEMED                         (1,116,400,670)    (1,459,766,951)    (1,040,687,197)    (1,380,653,282)
=======================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS                          (68,781,255)        67,606,813         63,807,619          4,426,542
-----------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS              (55,166,248)       113,755,197         36,451,349        (91,318,923)
NET ASSETS--BEGINNING OF PERIOD                    431,618,328        317,863,131        254,470,923        345,789,846
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                      $   376,452,080    $   431,618,328    $   290,922,272    $   254,470,923
=======================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)     $            --    $       280,142    $            --    $            --
=======================================================================================================================
TRANSACTIONS IN SHARES
Shares Purchased                                    34,098,682         54,950,649         27,973,135         30,363,072
Shares Purchased Through Reinvestment                    8,753                 --                 --                 --
-----------------------------------------------------------------------------------------------------------------------
Total Purchased                                     34,107,435         54,950,649         27,973,135         30,363,072
Shares Redeemed                                    (36,333,618)       (53,016,615)       (26,727,882)       (30,994,414)
-----------------------------------------------------------------------------------------------------------------------
Net Shares Purchased                                (2,226,183)         1,934,034          1,245,253           (631,342)
=======================================================================================================================

*     SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004.


46 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT    See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                                        VELOCITY 100                        VENTURE 100
                                                                      MASTER PORTFOLIO                    MASTER PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
                                                                   YEAR               YEAR               YEAR               YEAR
                                                                  ENDED              ENDED              ENDED              ENDED
                                                           DECEMBER 31,       DECEMBER 31,       DECEMBER 31,       DECEMBER 31,
                                                                   2005               2004               2005               2004
--------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                            $       (76,464)   $     2,412,282    $    11,636,036    $     2,099,594
Net Realized Gain (Loss) on Investments                     (12,749,618)        53,182,716        (48,979,074)      (190,801,238)
Net Change in Unrealized Appreciation  (Depreciation)
  on Investments                                            (10,552,910)        27,390,525         13,737,480         29,577,774
--------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                                --
  from Operations                                           (23,378,992)        82,985,523        (23,605,558)      (159,123,870)
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Realized Gain on Investment                                          --         (1,325,211)                --                 --
--------------------------------------------------------------------------------------------------------------------------------
  Total Distributions to Shareholders                                --         (1,325,211)                --                 --
================================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                            2,954,364,771      2,540,629,542      2,178,546,065      2,427,247,227
VALUE OF SHARES PURCHASED THROUGH
  DIVIDEND REINVESTMENT                                              --                 --                 --                 --
COST OF SHARES REDEEMED                                  (3,051,305,490)    (2,384,430,941)    (2,031,766,589)    (2,307,481,488)
--------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS                                   (96,940,719)       156,198,601        146,779,476        119,765,739
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                      (120,319,711)       237,858,913        123,173,918        (39,358,131)
NET ASSETS--BEGINNING OF PERIOD                             752,654,927        514,796,014        323,217,565        362,575,696
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                               $   632,335,216    $   752,654,927    $   446,391,483    $   323,217,565
================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)              $            --    $            --    $            --    $            --
================================================================================================================================
TRANSACTIONS IN SHARES
Shares Purchased                                            341,460,444        314,354,568         96,429,295         91,809,067
Shares Purchased Through Reinvestment                                --                 --                 --                 --
--------------------------------------------------------------------------------------------------------------------------------
Total Purchased                                             341,460,444        314,354,568         96,429,295         91,809,067
Shares Redeemed                                            (352,344,219)      (297,869,477)       (90,359,381)       (89,506,312)
--------------------------------------------------------------------------------------------------------------------------------
Net Shares Purchased                                        (10,883,775)        16,485,091          6,069,914          2,302,755
================================================================================================================================



                                                                    LONG DYNAMIC                     INVERSE DYNAMIC
                                                                       DOW 30                            DOW 30
                                                                  MASTER PORTFOLIO                   MASTER PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
                                                                 YEAR           PERIOD              YEAR           PERIOD
                                                                ENDED            ENDED             ENDED            ENDED
                                                         DECEMBER 31,     DECEMBER 31,      DECEMBER 31,     DECEMBER 31,
                                                                 2005             2004*             2005             2004*
--------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                            $     513,458    $     138,113     $     942,069    $      47,156
Net Realized Gain (Loss) on Investments                    (1,031,191)         (22,376)       (5,228,969)      (3,876,534)
Net Change in Unrealized Appreciation  (Depreciation)
  on Investments                                             (643,364)       2,473,558         1,071,948         (172,097)
-------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
  from Operations                                          (1,161,097)       2,589,295        (3,214,952)      (4,001,475)
-------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Realized Gain on Investment                                  (766,505)              --                --         (191,407)
-------------------------------------------------------------------------------------------------------------------------
  Total Distributions to Shareholders                        (766,505)              --                --         (191,407)
=========================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                            507,793,270      338,885,039       530,622,359      309,251,914
VALUE OF SHARES PURCHASED THROUGH
  DIVIDEND REINVESTMENT                                       766,505               --                --               --
COST OF SHARES REDEEMED                                  (509,164,701)    (299,527,378)     (505,778,689)    (286,539,411)
=========================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS                                    (604,926)      39,357,661        24,843,670       22,712,503
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                      (2,532,528)      41,946,956        21,628,718       18,519,621
NET ASSETS--BEGINNING OF PERIOD                            41,946,956               --        18,519,621               --
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                               $  39,414,428    $  41,946,956     $  40,148,339    $  18,519,621
=========================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)              $          --    $          --     $          --    $          --
=========================================================================================================================
TRANSACTIONS IN SHARES
Shares Purchased                                           21,149,375       14,555,898        11,186,661        5,987,299
Shares Purchased Through Reinvestment                          31,356               --                --               --
-------------------------------------------------------------------------------------------------------------------------
Total Purchased                                            21,180,731       14,555,898        11,186,661        5,987,299
Shares Redeemed                                           (21,188,285)     (12,914,842)      (10,724,189)      (5,579,063)
-------------------------------------------------------------------------------------------------------------------------
Net Shares Purchased                                           (7,554)       1,641,056           462,472          408,236
=========================================================================================================================


See Notes to Financial Statements.    THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 47

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                                           DISTRIBUTIONS TO FEEDER FUNDS FROM:
                                                         NET REALIZED     NET INCREASE
                                 NET ASSET     NET           AND           (DECREASE)                                     NET
                                   VALUE,   INVESTMENT   UNREALIZED      IN NET ASSET           NET         RETURN      REALIZED
                                 BEGINNING    INCOME    GAINS (LOSSES)   VALUE RESULTING    INVESTMENT        OF         CAPITAL
                                 OF PERIOD   (LOSS)     ON SECURITIES    FROM OPERATIONS      INCOME       CAPITAL        GAINS
--------------------------------------------------------------------------------------------------------------------------------
TITAN 500 MASTER PORTFOLIO
   DECEMBER 31, 2005              $31.34     $  .36        $  .93             $ 1.29           $   --        $   --      $ (.03)
   December 31, 2004               26.85        .24          4.74               4.98               --            --        (.49)
   December 31, 2003               17.72        .09          9.54               9.63               --            --        (.50)
   December 31, 2002               32.91        .14        (15.33)            (15.19)              --            --          --
   December 31, 2001*              50.00        .76        (17.21)            (16.45)            (.03)         (.61)         --

TEMPEST 500 MASTER PORTFOLIO
   DECEMBER 31, 2005               38.41       1.03         (2.48)             (1.45)              --            --          --
   December 31, 2004               47.65        .21         (9.45)             (9.24)              --            --          --
   December 31, 2003               83.76        .04        (36.15)            (36.11)              --            --          --
   December 31, 2002               60.43        .41         22.92              23.33               --            --          --
   December 31, 2001*              50.00        .81         10.00              10.81             (.38)           --          --

VELOCITY 100 MASTER PORTFOLIO
   DECEMBER 31, 2005                9.65         --          (.23)              (.23)              --            --          --
   December 31, 2004                8.37       (.05)         1.35               1.30               --            --        (.02)
   December 31, 2003                4.92       (.03)         5.33               5.30               --            --       (1.85)
   December 31, 2002               15.44       (.02)       (10.50)            (10.52)              --            --          --
   December 31, 2001*              50.00        .09        (34.65)            (34.56)              --            --          --

VENTURE 100 MASTER PORTFOLIO
   DECEMBER 31, 2005               20.68        .54          (.65)              (.11)              --            --          --
   December 31, 2004               27.21        .13         (6.66)             (6.53)              --            --          --
   December 31, 2003               72.77        .04        (45.60)            (45.56)              --            --          --
   December 31, 2002               47.73        .47         24.57              25.04               --            --          --
   December 31, 2001*              50.00        .45         (2.51)             (2.06)            (.21)           --          --

LONG DYNAMIC DOW 30
   MASTER PORTFOLIO
   DECEMBER 31, 2005               25.56        .31         (1.11)              (.80)              --            --        (.63)
   December 31, 2004*              25.00        .08           .48                .56               --            --          --

INVERSE DYNAMIC DOW 30
    MASTER PORTFOLIO
    DECEMBER 31, 2005              45.36       1.08          (.33)               .75               --            --          --
    December 31, 2004*             50.00        .12         (4.24)             (4.12)              --            --        (.52)



                                                                                             RATIOS TO
                                                                                        AVERAGE NET ASSETS:
                                                                                      -----------------------
                                               NET INCREASE   NET ASSET                               NET
                                              (DECREASE) IN     VALUE,      TOTAL                  INVESTMENT
                                    TOTAL        NET ASSET     END OF    INVESTMENT     TOTAL        INCOME
                                DISTRIBUTIONS     VALUE        PERIOD      RETURN     EXPENSES       (LOSS)
--------------------------------------------------------------------------------------------------------------
TITAN 500 MASTER PORTFOLIO
   DECEMBER 31, 2005              $ (.03)        $ 1.26        $32.60       4.10%        0.92%         1.18%
   December 31, 2004                (.49)          4.49         31.34      18.55%        0.93%         0.95%
   December 31, 2003                (.50)          9.13         26.85      54.39%        0.94%         0.59%
   December 31, 2002                  --         (15.19)        17.72     (46.16)%       0.94%         0.64%
   December 31, 2001*               (.64)        (17.09)        32.91     (33.19)%       1.19%**       1.50%**

TEMPEST 500 MASTER PORTFOLIO
   DECEMBER 31, 2005                  --          (1.45)        36.96      (3.78)%       0.92%         2.29%
   December 31, 2004                  --          (9.24)        38.41     (19.39)%       0.93%         0.35%
   December 31, 2003                  --         (36.11)        47.65     (43.11)%       0.94%         0.05%
   December 31, 2002                  --          23.33         83.76      38.61%        0.94%         0.52%
   December 31, 2001*               (.38)         10.43         60.43      21.69%        0.91%**       1.93%**

VELOCITY 100 MASTER PORTFOLIO
   DECEMBER 31, 2005                  --           (.23)         9.42      (2.38)%       0.92%        (0.01)%
   December 31, 2004                (.02)          1.28          9.65      15.63%        0.93%         0.44%
   December 31, 2003               (1.85)          3.45          8.37     107.76%        0.94%        (0.50)%
   December 31, 2002                  --         (10.52)         4.92     (68.13)%       0.94%        (0.27)%
   December 31, 2001*                 --         (34.56)        15.44     (69.12)%       0.97%**       0.74%**

VENTURE 100 MASTER PORTFOLIO
   DECEMBER 31, 2005                  --           (.11)        20.57      (0.53)%       0.92%         2.29%
   December 31, 2004                  --          (6.53)        20.68     (24.00)%       0.93%         0.41%
   December 31, 2003                  --         (45.56)        27.21     (62.61)%       0.94%         0.15%
   December 31, 2002                  --          25.04         72.77      52.46%        0.94%         0.67%
   December 31, 2001*               (.21)         (2.27)        47.73      (4.31)%       0.89%**       2.52%**

LONG DYNAMIC DOW 30
   MASTER PORTFOLIO
   DECEMBER 31, 2005                (.63)         (1.43)        24.13      (3.06)%       0.92%         1.69%
   December 31, 2004*                 --            .56         25.56       2.24%        0.93%**       0.96%**

INVERSE DYNAMIC DOW 30
    MASTER PORTFOLIO
    DECEMBER 31, 2005                 --            .75         46.11       1.65%        0.92%         2.39%
    December 31, 2004*              (.52)         (4.64)        45.36       8.23%        0.93%**       0.38%**



                                              NET ASSETS,
                                 PORTFOLIO       END OF
                                  TURNOVER   PERIOD (000's
                                  RATE***       OMITTED)
----------------------------------------------------------
TITAN 500 MASTER PORTFOLIO
   DECEMBER 31, 2005                  77%     $376,452
   December 31, 2004                 190%      431,618
   December 31, 2003                 769%      317,863
   December 31, 2002               1,227%      136,301
   December 31, 2001*              1,494%      105,454

TEMPEST 500 MASTER PORTFOLIO
   DECEMBER 31, 2005                  --       290,922
   December 31, 2004                  --       254,471
   December 31, 2003                  --       345,790
   December 31, 2002                  --       357,949
   December 31, 2001*                 --       129,611

VELOCITY 100 MASTER PORTFOLIO
   DECEMBER 31, 2005                 133%      632,335
   December 31, 2004                 154%      752,655
   December 31, 2003                 530%      514,796
   December 31, 2002                 298%      178,374
   December 31, 2001*                733%      213,072

VENTURE 100 MASTER PORTFOLIO
   DECEMBER 31, 2005                  --       446,391
   December 31, 2004                  --       323,218
   December 31, 2003                  --       362,576
   December 31, 2002                  --       322,191
   December 31, 2001*                 --       142,174

LONG DYNAMIC DOW 30
   MASTER PORTFOLIO
   DECEMBER 31, 2005                 410%       39,414
   December 31, 2004*                796%       41,947

INVERSE DYNAMIC DOW 30
    MASTER PORTFOLIO
    DECEMBER 31, 2005                 --        40,148
    December 31, 2004*                --        18,520

  * SINCE THE COMMENCEMENT OF OPERATIONS: JANUARY 1, 2001-- TITAN 500 MASTER PORTFOLIO, TEMPEST 500 MASTER PORTFOLIO, VELOCITY 100 MASTER PORTFOLIO AND VENTURE 100 MASTER PORTFOLIO; FEBRUARY 20, 2004-- LONG DYNAMIC DOW 30 MASTER PORTFOLIO AND INVERSE DYNAMIC DOW 30 MASTER PORTFOLIO.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.


48 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

The Rydex Dynamic Funds (the "Trust") is registered with the SEC under the Investment Company Act of 1940 (the "1940 Act") as a non-diversified, open-ended investment company, and is authorized to issue an unlimited number of no par value shares. The Trust consists of six separate Master Portfolios (the "Master Portfolios") and six separate Feeder Funds (the "Feeder Funds") (See Note 3). The Feeder Funds offer three classes of shares, A-Class Shares, C-Class Shares, and H-Class Shares. C-Class Shares have a 1% Contingent Deferred Sales Charge ("CDSC") if Shares are redeemed within 12 months of purchase. Sales of shares of each Class are made without a sales charge at the net asset value (the "NAV") per share, with the exception of A-Class Shares. A-Class Shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount of your purchase, but will not exceed 4.75%. A-Class Share purchases of $1 million or more have a 1% CDSC if Shares are redeemed within 18 months of purchase. The current sales charge rates are as follows:

                         SALES CHARGE AS % OF           SALES CHARGE AS % OF
AMOUNT OF INVESTMENT        OFFERING PRICE               NET AMOUNT INVESTED
-------------------------------------------------------------------------------
 Less than $100,000              4.75%                          4.99%
 $100,000 but less
     than $250,000               3.75%                          3.90%
 $250,000 but less
     than $500,000               2.75%                          2.83%
 $500,000 but less
    than $1,000,000              1.60%                          1.63%
 $1,000,000 or greater           0.00%                          0.00%

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States and are consistently followed by the Trust.

A. The Trust calculates an NAV twice each business day, first in the morning and again in the afternoon. The morning NAV is calculated at 10:45 a.m., Eastern Time, and the afternoon NAV is calculated at the close of the New York Stock Exchange ("NYSE"), usually 4:00 p.m., Eastern Time. The NAV is calculated using the current market value of each Feeder Fund's and Master Portfolio's total assets as of the respective time of calculation. These financial statements are based on the December 31, 2005 afternoon NAV.

B. All equity securities for the morning NAV are valued at the current sales price as of 10:45 a.m., Eastern Time, on the valuation date. Equity securities listed on an exchange (NYSE or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m., Eastern Time, on the valuation date for the afternoon NAV. Equity securities listed on the Nasdaq market system are valued at the Nasdaq Official Closing Price, usually as of 4:00 p.m., Eastern Time, on the valuation date. Listed options held by the Trust are valued at their last bid price. Over-the-counter options held by the Trust are valued using the average bid price obtained from one or more security dealers. The value of futures contracts purchased and sold by the Trust are accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued as of 10:45 a.m., Eastern Time, on the valuation date for the morning pricing cycle. Financial futures contracts are valued at the last quoted sales price, usually as of 4:00 p.m., Eastern Time, on the valuation date for the afternoon NAV cycle.

The value of domestic equity index swap agreements entered into by the Master Portfolios is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to, at 10:45 a.m., Eastern Time, for the morning NAV, and at the close of the NYSE, usually 4:00 p.m., Eastern Time, for the afternoon NAV. The swap's market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement.

Investments, for which market quotations are not readily available, are valued at fair value as determined in good faith by the Advisor (the "Advisor") under direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets. The shares of the Master Portfolios held by the Feeder Funds are valued at their respective daily NAV.

C. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.


                                      THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 49

--------------------------------------------------------------------------------

D. Distributions of net investment income and net realized capital gains are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for items such as deferral of wash sales and post-October losses and regulated futures contracts and options. Net investment income and loss, net realized gains and losses, and net assets are not affected by these differences.

E. When the Master Portfolio engages in a short sale, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Master Portfolio maintains a segregated account of cash and/or securities as collateral for short sales. The Master Portfolio is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Dividend and interest expenses and fees, if any, paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions. In addition, the Master must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the purchaser and records this as an expense. Short Dividends or Interest Expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund.

F. Upon the purchase of an option by the Master Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Master Portfolio will realize a loss in the amount of the cost of the option. When the Master Portfolio enters into a closing sale transaction, the Master Portfolio will realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. When the Master Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Master Portfolio exercises a call option, the cost of the security that the Master Portfolio purchases upon exercise will be increased by the premium originally paid. When the Master Portfolio writes (sells) an option, an amount equal to the premium received is entered in the Master Portfolio's accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if the Master Portfolio enters into a closing purchase transaction, the Master Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

G. The Master Portfolio may purchase or sell stock index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, the Master Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Master Portfolio as unrealized gains or losses. When the contract is closed, the Master Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

H. The Master Portfolio may enter into equity index swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, or equity index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, or equity index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities.

I. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses of the Feeder Funds are allocated to the Classes of the Feeder Funds based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees relating to A-Class Shares and H-Class Shares and service and distribution fees related to C-Class Shares, are charged directly to specific Classes. Organizational and setup costs for new funds are paid by the Trust.

J. The Funds may also purchase American Depository Receipts, U.S. Government securities, enter into repurchase agreements, and engage in futures, options and equity swap transactions.

K. The Master Portfolio may leave Cash in Custodian Bank overnight in its cash account with the custodian, U.S. Bank. Periodically, the Master Portfolio may have Cash Payable to Custodian Bank as an overdraft balance. A fee is incurred on this overdraft, calculated by


50 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------

multiplying the overdraft by a rate based on the federal funds rate. Segregated Cash with the Broker is held as collateral for investments in derivative instruments such as futures contracts and equity index swap agreements.

L. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the discount rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

M. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

2. FINANCIAL INSTRUMENTS

As part of its investment strategy, the Master Portfolio may utilize a variety of derivative instruments, including options, futures, options on futures, and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or its affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

The risk associated with purchasing options is limited to the premium originally paid. Options written by the Master Portfolio involve, to varying degrees, risk of loss in excess of the option value reflected in the Statements of Assets and Liabilities. The risk in writing a covered call option is that the Master Portfolio may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that the Master Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that the Master Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform. The Master Portfolios have established strict counterparty credit guidelines and enter into transactions only with financial institutions of investment grade or better.

There are several risks in connection with the use of futures contracts. Futures contracts involve, to varying degrees, risk of loss in excess of amounts reflected in the financial statements. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. Although the Trust will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy, the Master Portfolio does bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty. The Master Portfolios have established strict counterparty credit guidelines and entered into transactions only with financial institutions of investment grade or better.

Short sales are transactions in which the Master Portfolio sells a security it does not own. If the security the Master Portfolio sold short goes down in price between the time the Master Portfolio sells the security and closes its short position, the Master Portfolio will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Master Portfolio will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

In conjunction with the use of options, futures, options on futures, swap agreements, as well as short sales of securities, the Master Portfolios are required to maintain collateral in various forms. The Master Portfolios use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Master Portfolio.

The risks inherent in the use of options, futures contracts, options on futures contracts, swap agreements as well as short sales of securities include i) adverse changes in the value of such instruments; ii) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; iii) the possible absence of a liquid secondary market for any particular instrument at any time; and iv) the potential of counterparty default.


                                      THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 51

--------------------------------------------------------------------------------

3. MASTER-FEEDER ARRANGEMENT

Each of the six funds included in the Trust is operating under a "master-feeder arrangement." Under a master-feeder arrangement, a Fund invests substantially all of its assets in the Master Portfolio, a separate open-ended investment company that has the same investment objectives as the Fund, e.g., the Titan 500 Fund would act as a "feeder fund," holding shares of its Master Portfolio as its only investment. As a result, the Fund has an indirect interest in all of the securities owned by the Master Portfolio. Because of this indirect interest, the Fund's investment returns should be the same as those of the Master Portfolio, adjusted for Fund expenses. The financial statements of the Master Portfolios, including the Schedule of Investments, are included in this report and should be read in conjunction with the Funds' financial statements. The percentage of Titan 500 Master Portfolio, Tempest 500 Master Portfolio, Velocity 100 Master Portfolio, Venture 100 Master Portfolio, Long Dynamic Dow 30 Master Portfolio, and Inverse Dynamic Dow 30 Master Portfolio owned by the Titan 500 Fund, Tempest 500 Fund, Velocity 100 Fund, Venture 100 Fund, Long Dynamic Dow 30 Fund, and Inverse Dynamic Dow 30 Fund, respectively, at December 31, 2005, was 100 percent. The Funds record their investments in the Master Portfolio at fair value. Valuation of securities held by the Master Portfolio is discussed in Note 1, Significant Accounting Policies.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory contract, the Trust pays the Advisor, an affiliated entity, investment advisory fees calculated at an annualized rate of 0.90% of the average daily net assets of each of the Master Portfolios. Certain officers and trustees of the Trust are also officers of the Advisor.

Rydex Fund Services, Inc. (the "Servicer"), an affiliated entity, provides transfer agent and administrative services to the Trust for fees calculated at an annualized rate of 0.25% of the average daily net assets of each of the Feeder Funds. The Servicer also provides accounting services to the Trust for fees calculated at an annualized rate of 0.15% of the average daily net assets of the Feeder Funds. Certain officers and trustees of the Trust are also officers of the Servicer.

The Servicer also provides other necessary services to the Trust, such as accounting and auditing services, legal services, printing and mailing, etc. on a pass-through basis. Such expenses vary from Fund to Fund and are allocated to the Funds based on relative net assets.

The Trust has adopted a Distribution Plan applicable to A-Class Shares and H-Class Shares that allows the Feeder Funds to pay distribution fees to Rydex Distributors, Inc. (the "Distributor"), an affiliated entity, and other firms that provide distribution services ("Service Providers"). If a Service Provider provides distribution services, the Feeder Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor will, in turn, pay the Service Provider out of its fees.

The Trust has adopted a Distribution and Shareholder Services Plan applicable to its C-Class Shares that allows the Feeder Funds to pay annual distribution and service fees of 1.00% of the Funds' C-Class Shares average daily net assets. The annual 0.25% service fee compensates the shareholder's financial advisor for providing on-going services to the shareholder. The annual 0.75% distribution fee reimburses the Distributor for paying the shareholder's financial advisor an ongoing sales commission. The Distributor advances the first year's service and distribution fees to the financial advisor. The Distributor retains the service and distribution fees on accounts with no authorized dealer of record. Certain officers and trustees of the Trust are also officers of the Distributor.

5. FEDERAL INCOME TAX INFORMATION

The Funds intend to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to shareholders. Therefore, no Federal income tax provision is required.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for derivatives, foreign currency transactions, losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations. Titan 500 Fund, Tempest 500 Fund, Velocity 100 Fund, Venture 100 Fund, and Inverse Dynamic Dow 30 Fund incurred corporate, state, and excise taxes, including interest and penalties thereon, arising from revised calculations of their distributions of net investment income to shareholders. This amount, which is shown as tax expense on the Statement of Operations, was reimbursed by the Advisor.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. This includes net operating losses not utilized during the current year, capital loss carryforward expired, and the utilization of earnings and profits distributed to the shareholders on redemption of


52 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------

shares as part of the dividends paid deduction for income tax purposes. These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

The tax character of distributions paid during 2005 was as follows:

                                                ORDINARY        LONG-TERM       TAX RETURN             TOTAL
FUND                                              INCOME     CAPITAL GAIN       OF CAPITAL     DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------
Titan 500 Fund                           $     3,870,403  $            --  $            --   $     3,870,403
Tempest 500 Fund                               5,126,420               --               --         5,126,420
Velocity 100 Fund                              3,358,477               --               --         3,358,477
Venture 100 Fund                               7,573,408               --           22,460         7,595,868
Long Dynamic Dow 30 Fund                           9,566           59,707               --            69,273
Inverse Dynamic Dow 30 Fund                       58,011          159,863               --           217,874
Titan 500 Master Portfolio                       280,142               --               --           280,142
Tempest 500 Master Portfolio                          --               --               --                --
Velocity 100 Master Portfolio                         --               --               --                --
Venture 100 Master Portfolio                          --               --               --                --
Long Dynamic Dow 30 Master Portfolio               3,886          762,619               --           766,505
Inverse Dynamic Dow 30 Master Portfolio               --               --               --                --

The tax character of distributions paid during 2004 was as follows:

                                                                 ORDINARY        LONG-TERM             TOTAL
FUND                                                               INCOME     CAPITAL GAIN     DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------
Titan 500 Fund                                            $            --  $            --   $            --
Tempest 500 Fund                                                       --               --                --
Velocity 100 Fund                                                      --               --                --
Venture 100 Fund                                                       --               --                --
Long Dynamic Dow 30 Fund                                               --               --                --
Inverse Dynamic Dow 30 Fund                                        70,590               --            70,590
Titan 500 Master Portfolio                                      7,022,274               --         7,022,274
Tempest 500 Master Portfolio                                           --               --                --
Velocity 100 Master Portfolio                                   1,325,211               --         1,325,211
Venture 100 Master Portfolio                                           --               --                --
Long Dynamic Dow 30 Master Portfolio                                   --               --                --
Inverse Dynamic Dow 30 Master Portfolio                                --          191,407           191,407

The tax character of distributable earnings/(accumulated losses) at December 31, 2005 was as follows:

                                                                                       NET
                                                            UNDISTRIBUTED       UNREALIZED
                                           UNDISTRIBUTED        LONG-TERM    APPRECIATION/      CAPITAL LOSS
FUND                                     ORDINARY INCOME    CAPITAL GAINS   (DEPRECIATION)      CARRYFORWARD
------------------------------------------------------------------------------------------------------------
Titan 500 Fund                           $     1,633,861  $            --  $    12,133,799   $            --
Tempest 500 Fund                                  38,878               --      (13,563,699)               --
Velocity 100 Fund                                     --               --       (9,015,474)               --
Venture 100 Fund                                      --               --       (9,854,120)               --
Long Dynamic Dow 30 Fund                           5,611               --       (1,050,410)               --
Inverse Dynamic Dow 30 Fund                      136,722               --        1,131,338                --
Titan 500 Master Portfolio                            --               --       34,773,932        40,809,971(1)
Tempest 500 Master Portfolio                          --               --        6,491,197       419,647,328(3)
Velocity 100 Master Portfolio                         --               --       76,927,038       129,996,632(3)
Venture 100 Master Portfolio                          --               --       10,759,237       236,623,018(3)
Long Dynamic Dow 30 Master Portfolio                  --               --         (470,986)          163,186(2)
Inverse Dynamic Dow 30 Master Portfolio               --               --          794,438         5,230,964(2)

Capital Loss Carryforward amounts may be limited due to Treasury Regulations.

(1)   Expires in 2010.

(2)   Expires in 2013.

(3)   Tempest 500 Master Portfolio: $214,703,529 expires in 2011, $146,854,413 expires in 2012, and $58,089,386 expires in 2013. Velocity 100 Master
      Portfolio: $44,083,511 expires in 2009, $75,609,407 expires in 2010, and
      $10,303,714 expires in 2013. Venture 100 Master Portfolio: $10,516,342 expires in 2010, $85,842,090 expires in 2011, $102,261,380 expires in
      2012, and $38,003,206 expires in 2013.

The Funds' tax basis capital gains and losses are determined only at the end of each fiscal year. Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains. For the year ending December 31, 2005, the Titan 500 Master Portfolio offset $3,083,546 of net realized gains with capital losses from previous years. Capital Loss Carryforward amounts may be limited due to Treasury Regulations.


                                      THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 53

--------------------------------------------------------------------------------

At December 31, 2005, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

                                                     TAX   TAX UNREALIZED   TAX UNREALIZED    NET UNREALIZED
FUND                                                COST             GAIN             LOSS       GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------
Titan 500 Fund                           $   364,318,281  $    12,133,799  $            --   $    12,133,799
Tempest 500 Fund                             304,485,973               --      (13,563,699)      (13,563,699)
Velocity 100 Fund                            641,350,663               --       (9,015,473)       (9,015,473)
Venture 100 Fund                             456,590,468               --       (9,854,122)       (9,854,122)
Long Dynamic Dow 30 Fund                      40,464,838               --       (1,050,410)       (1,050,410)
Inverse Dynamic Dow 30 Fund                   39,017,001        1,131,338               --         1,131,338
Titan 500 Master Portfolio                   379,347,751       42,325,972       (4,068,938)       38,257,034
Tempest 500 Master Portfolio                 278,120,272               --               --                --
Velocity 100 Master Portfolio                661,635,720       91,344,426       (4,661,719)       86,682,707
Venture 100 Master Portfolio                 396,986,259               --               --                --
Long Dynamic Dow 30 Master Portfolio          43,982,836          406,882         (358,475)           48,407
Inverse Dynamic Dow 30 Master Portfolio       36,103,900               --               --                --

POST-OCTOBER LOSSES DEFERRED

Pursuant to Federal income tax regulations applicable to investment companies, the Funds have elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year. For the year ended December 31, 2005, $24,174,062, $1,762,859, $43,195,723
and $2,658,195 of realized capital losses reflected in the accompanying financial statements will not be recognized for federal income tax purposes until 2006 for Tempest 500 Master Portfolio, Velocity 100 Master Portfolio, Venture 100 Master Portfolio, and Inverse Dynamic Dow 30 Master Portfolio, respectively.

6. REPURCHASE AGREEMENTS

The Master Portfolios transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U. S. Treasury. The collateral is in the possession of the Master Portfolios' custodians and is evaluated daily to ensure that its market value exceeds 102% of the delivery value of the repurchase agreements at maturity.

The repurchase agreements executed by the joint account and outstanding as of December 31, 2005, were as follows:

COUNTERPARTY                    TERMS OF AGREEMENT       FACE VALUE    MARKET VALUE    MATURITY VALUE
------------------------------------------------------------------------------------------------------
UBS Financial Services, Inc.    3.39% due 01/03/06     $250,000,000    $250,000,000      $250,094,167
Lehman Brothers, Inc.           3.40% due 01/03/06      109,521,899     109,521,899       109,563,274
Credit Suisse                   3.45% due 01/03/06       92,416,780      92,416,780        92,452,206
------------------------------------------------------------------------------------------------------
                                                                       $451,938,679      $452,109,647
------------------------------------------------------------------------------------------------------

As of December 31, 2005, the collateral for the repurchase agreements in the joint account was as follows:

SECURITY TYPE                RANGE OF RATES       PAR VALUE       MARKET VALUE
------------------------------------------------------------------------------
U.S. Treasury Bonds          3.625%--8.125%    $ 20,093,000       $ 28,318,402
U.S. Treasury Notes          3.000%--6.000%     431,757,000        432,655,786
------------------------------------------------------------------------------
                                                                  $460,974,188
------------------------------------------------------------------------------

In the event of counterparty default, the Trust has the right to collect the collateral to offset losses incurred. There is potential loss to the Trust in the event the Trust is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Trust seeks to assert its rights. The Trust's investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the credit worthiness of those banks and dealers with which the Trust enters into repurchase agreements to evaluate potential risks.

7. SECURITIES TRANSACTIONS

During the year ended December 31, 2005, cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments, were:

                  TITAN 500     TEMPEST 500    VELOCITY 100     VENTURE 100    LONG DYNAMIC   INVERSE DYNAMIC
                     MASTER          MASTER          MASTER          MASTER   DOW 30 MASTER     DOW 30 MASTER
                  PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO         PORTFOLIO
-------------------------------------------------------------------------------------------------------------
Purchases      $228,355,846     $        --    $645,857,595        $     --     $99,684,228           $    --
Sales          $233,275,773     $        --    $659,274,959        $     --     $91,170,693           $    --


54 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------

8. SHARE TRANSACTIONS

The Trust is authorized to distribute an unlimited number of no par value shares. Transactions in shares for the periods presented were:

                                     SHARES PURCHASED        PURCHASED THROUGH DIVIDEND REINVESTMENT
----------------------------------------------------------------------------------------------------
                                 YEAR ENDED    PERIOD ENDED        YEAR ENDED    PERIOD ENDED
                               DECEMBER 31,    DECEMBER 31,      DECEMBER 31,    DECEMBER 31,
                                       2005            2004              2005            2004
----------------------------------------------------------------------------------------------------
TITAN 500 FUND
     A-Class                        207,367          43,945*              577              --*
     C-Class                      9,288,048      20,036,208            18,075              --
     H-Class                     81,742,500     110,177,230            66,458              --

TEMPEST 500 FUND
     A-Class                        283,694          36,455*            2,001              --*
     C-Class                      6,185,862       4,710,832            12,526              --
     H-Class                     62,181,986      65,082,011            96,585              --

VELOCITY 100 FUND
     A-Class                        510,828         110,613*            1,145              --*
     C-Class                     26,302,946      31,649,286            16,314              --
     H-Class                    439,066,703     451,837,507           114,071              --

VENTURE 100 FUND
     A-Class                        755,662          46,049*            2,325              --*
     C-Class                     20,948,049      18,661,324            33,040              --
     H-Class                    343,761,749     319,589,042           325,597              --

LONG DYNAMIC DOW 30 FUND
     A-Class                        117,604          16,921*               97              --*
     C-Class                      2,057,325       2,479,704**             257              --**
     H-Class                     40,353,451      24,992,934**           2,281              --**

INVERSE DYNAMIC DOW 30 FUND
     A-Class                        128,235          12,635*               91              32*
     C-Class                        732,987         622,590**             252              27**
     H-Class                     20,941,139      10,085,788**           3,729           1,418**


                                     SHARES REDEEMED              NET SHARES PURCHASED (REDEEMED)
-------------------------------------------------------------------------------------------------
                                 YEAR ENDED     PERIOD ENDED         YEAR ENDED     PERIOD ENDED
                               DECEMBER 31,     DECEMBER 31,       DECEMBER 31,     DECEMBER 31,
                                       2005             2004               2005             2004
-------------------------------------------------------------------------------------------------
TITAN 500 FUND
     A-Class                       (139,146)          (3,167)*           68,798           40,778*
     C-Class                     (9,723,680)     (20,164,074)          (417,557)        (127,866)
     H-Class                    (83,124,201)    (108,562,166)        (1,315,243)       1,615,064

TEMPEST 500 FUND
     A-Class                       (203,933)            (877)*           81,762           35,578*
     C-Class                     (6,111,717)      (4,671,295)            86,671           39,537
     H-Class                    (61,113,469)     (65,676,812)         1,165,102         (594,801)

VELOCITY 100 FUND
     A-Class                       (376,361)          (9,034)*          135,612          101,579*
     C-Class                    (27,590,173)     (30,499,487)        (1,270,913)       1,149,799
     H-Class                   (442,371,026)    (445,876,042)        (3,190,252)       5,961,465

VENTURE 100 FUND
     A-Class                       (458,696)         (14,208)*          299,291           31,841*
     C-Class                    (20,490,836)     (18,724,233)           490,253          (62,909)
     H-Class                   (337,990,591)    (317,052,749)         6,096,755        2,536,293

LONG DYNAMIC DOW 30 FUND
     A-Class                        (69,415)          (2,799)*           48,286           14,122*
     C-Class                     (2,065,091)      (2,306,495)**          (7,509)         173,209**
     H-Class                    (40,433,310)     (23,526,437)**         (77,578)       1,466,497**

INVERSE DYNAMIC DOW 30 FUND
     A-Class                       (110,183)          (5,020)*           18,143            7,647*
     C-Class                       (700,878)        (612,537)**          32,361           10,080**
     H-Class                    (20,522,921)      (9,697,181)**         421,947          390,025**

 *    SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 1, 2004.

**    SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004.


                                      THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 55

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------

9. PORTFOLIO SECURITIES LOANED

The Trust lends its securities to approved brokers to earn additional income. Within this arrangement, the Trust acts as the lender, U.S. Bank acts as the agent, and other approved registered broker dealers act as the borrowers. The Trust receives cash collateral, valued at 100% of the value of the securities on loan, which is initially held in a segregated account at U.S. Bank. As agent, U.S. Bank may, for investment purposes, pool the Trust's collateral in joint accounts with cash collateral from one or more other securities lending customers of U.S. Bank. Under the terms of the Trust's securities lending agreement with U.S. Bank, cash collateral may be invested by U.S. Bank in certain high quality, liquid investments. At December 31, 2005, the pooled cash collateral investments consisted of repurchase agreements (58.85%), commercial paper (23.13%), and fixed income securities (18.02%). Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Although the collateral mitigates risk, the Trust could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Trust has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following represents a breakdown of the collateral, its rates, and maturities.


COLLATERAL TYPE                                                RATES                 MATURITY
--------------------------------------------------------------------------------------------------
Repurchase Agreements                                     4.250% - 4.350%            01/03/06
Commercial Paper                                          0.000% - 4.300%      01/03/06 - 04/11/06
Corporate Bonds, Notes, and Asset-Backed Securities       2.378% - 5.064%      01/20/06 - 12/12/25
Mutual Funds                                                    N/A                    N/A

At December 31, 2005, the following funds participated in securities lending and received cash collateral:

                                                                        VALUE OF
FUND                                          CASH COLLATERAL  SECURITIES LOANED
--------------------------------------------------------------------------------
Titan 500 Master Portfolio                       $ 39,124,258      $  37,631,488
Velocity 100 Master Portfolio                     116,512,578        111,933,463
Long Dynamic Dow 30 Master Portfolio                2,997,242          2,891,397


56 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of Rydex Dynamic Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Titan 500 Fund, Tempest 500 Fund, Velocity 100 Fund, Venture 100 Fund, Long Dynamic Dow 30 Fund, Inverse Dynamic Dow 30 Fund, Titan 500 Master Portfolio, Tempest 500 Master Portfolio, Velocity 100 Master Portfolio, Venture 100 Master Portfolio, Long Dynamic Dow 30 Master Portfolio and Inverse Dynamic Dow 30 Master Portfolio (the Rydex Dynamic Funds, hereafter referred to as the "Funds") at December 31, 2005, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

Baltimore, Maryland

February 27, 2006


                                      THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 57

OTHER INFORMATION
--------------------------------------------------------------------------------

UNAUDITED TAX INFORMATION

This information is being provided as required by the Internal Revenue Code. Amounts shown may differ from those elsewhere in the report because of difference in tax and financial reporting practices.

Of the ordinary income distributions paid during the year for Titan 500 Master Portfolio, 100% qualifies for the dividends received deduction for corporations.

The Funds' distributions to shareholders included:

                                                      LONG          INVERSE
                                                   DYNAMIC          DYNAMIC        TITAN 500
                                                    DOW 30           DOW 30           MASTER
                                                      FUND             FUND        PORTFOLIO
--------------------------------------------------------------------------------------------
From short-term capital gains:                     $    --         $     --         $     --
From long-term capital gains,
  subject to the 15% rate gains category:          $59,707         $159,863         $280,142

                                              LONG DYNAMIC
                                                    DOW 30
                                                    MASTER
                                                 PORTFOLIO
----------------------------------------------------------
From short-term capital gains:                    $  3,886
From long-term capital gains,
  subject to the 15% rate gains category:         $762,619

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES INFORMATION

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC's website at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1-800-820-0888.

RYDEX INVESTMENTS BOARD REVIEW AND APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The 1940 Act requires that the initial approval of, as well as the continuation of, a fund's investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund's trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the SEC takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Rydex Series Funds Board of Trustees (the "Board") calls and holds one meeting each year that is dedicated to considering whether to renew the investment advisory agreement (the "Advisory Agreement") between the Trust and PADCO Advisors, Inc., which does business under the name Rydex Investments ("Rydex Investments") with respect to existing funds in the Trust, including the funds discussed in this Annual Report (each a "Fund" and collectively, the "Funds"), and to reviewing certain other agreements pursuant to which Rydex Investments provides investment advisory services to certain other registered investment companies. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by Rydex Investments, including information about Rydex Investments' affiliates, personnel and operations. The Board also receives data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and performance. The Board also receives a memorandum from Fund counsel regarding the responsibilities of the Board for the approval of investment advisory agreements. In addition, the Independent


58 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------

Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management, if necessary, and participate in question and answer sessions with representatives of Rydex Investments.

At a meeting held on August 28 and 29, 2005, the Board approved the selection of Rydex Investments and the continuance of the Advisory Agreement for an additional one-year period, based on its review of qualitative and quantitative information provided by Rydex Investments. The Board's approval of the Advisory Agreement was based on consideration and evaluation of a variety of specific factors discussed at that meeting and at prior meetings, including:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY RYDEX INVESTMENTS

The Board reviewed the scope of services to be provided by Rydex Investments under the Advisory Agreement and noted that there would be no significant differences between the scope of services required to be provided by Rydex Investments for the past year and the scope of services required to be provided by Rydex Investments for the upcoming year. In reviewing the scope of services provided to the Funds by Rydex Investments, the Board reviewed and discussed Rydex Investments' investment experience, noting that Rydex Investments and its affiliates have committed significant resources over time to the support of the Funds. The Board also considered Rydex Investments' compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that Rydex Investments provides information regarding the portfolio management and compliance to the Board on a periodic basis in connection with regularly scheduled meetings of the Board. In addition to the above considerations, the Board reviewed and considered Rydex Investments' investment processes and strategies, and matters related to Rydex Investments' portfolio transaction policies and procedures. In particular, the Board noted the substantial volume of portfolio trades and shareholder transaction activity, in general, processed by Rydex Investments due to the unlimited exchange policy of the majority of the Funds. The Board further noted that the Funds had met their investment objectives consistently since their relevant inception dates. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by Rydex Investments to the Funds under the Advisory Agreement were appropriate and continued to support the Board's original selection of Rydex Investments as investment adviser to the Funds.

FUND EXPENSES AND PERFORMANCE OF THE FUNDS AND RYDEX INVESTMENTS

The Board reviewed statistical information prepared by Rydex Investments regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other funds registered under the 1940 Act determined by Rydex Investments to comprise each Fund's applicable peer group. Because few funds seek to provide unlimited exchange privileges similar to those of the Funds (other than the Core Equity Fund, Sector Rotation Fund, Absolute Return Strategies Fund, and Hedged Equity Fund), each Fund's applicable peer group is generally limited to the funds of two unaffiliated mutual fund families. In addition, the Board reviewed statistical information prepared by Rydex Investments relating to the performance of each Fund, as well as each Fund's ability to successfully track its benchmark over time, and a comparison of each Fund's performance to funds with similar investment objectives for the same periods and to appropriate indices/benchmarks, in light of total return, yield and market trends. The Board further noted that despite the unique nature of the Funds, the peer fund information presented to the Board was meaningful because the peer funds' investment objectives and strategies were closely aligned with those of the Funds. The Board noted that most of the Funds either outperformed their peer funds or performed in line with them over relevant periods. The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than or in line with the investment advisory fee rates and overall expenses of the peer funds. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Funds, as managed by Rydex Investments, as compared to the investment advisory fees and expense levels and performance of the peer funds, were satisfactory for the purposes of approving the continuance of the Advisory Agreement.

COSTS OF SERVICES PROVIDED TO THE FUNDS AND PROFITS REALIZED BY RYDEX INVESTMENTS AND ITS AFFILIATES

The Board reviewed information about the profitability of the Funds to Rydex Investments based on the advisory fees payable under the Advisory Agreement for the last calendar year. Rydex Investments also presented the Board with material discussing its methodology for determining the level of advisory fees assessable to the Funds. The Board analyzed the Funds' expenses, including the investment advisory fees paid to Rydex Investments. The Board also reviewed information regarding direct revenue received by Rydex Investments and ancillary revenue received by Rydex Investments and/or its affiliates in connection with the services provided to the Funds by Rydex Investments (as discussed below). The Board also discussed Rydex Investments' profit margin as reflected in Rydex Investments' profitability analysis


                                      THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 59

OTHER INFORMATION (CONCLUDED)
--------------------------------------------------------------------------------

and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits to be realized by Rydex Investments and its affiliates under the Advisory Agreement and from other relationships between the Funds and Rydex Investments and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds' profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds' asset levels. The Board noted that the Advisory Agreement for the Funds did not provide for any breakpoints in the investment advisory fee rates as a result of increases in the asset levels of such Funds. The Board also noted that though Rydex Investments' assets under management were significant, the amount is spread among more than 95 Funds. Further limiting the realization of economies of scale, is the ability of shareholders of a majority of the Funds to engage in unlimited trading. The Board also reviewed Rydex Investments' historic profitability as investment adviser to the Funds and determined that reductions in fee rates or additions of breakpoints were not warranted at this juncture. Based on this review, the Board, recognizing its responsibility to consider this issue at least annually, concluded that there are limited economies of scale to share with the Funds' shareholders.

OTHER BENEFITS TO RYDEX INVESTMENTS AND/OR ITS AFFILIATES

The Board noted that Rydex Investments reports its use of soft dollars to the Board on a quarterly basis, as well as any portfolio transactions on behalf of the Funds placed through an affiliate of the Funds or Rydex Investments pursuant to Rule 17e-1 under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds' shareholders.

Based on the above analysis, the Board determined that the Advisory Agreement, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Funds and their shareholders to continue the Advisory Agreement.


60 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 1-800-820-0888.

All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.

TRUSTEES AND OFFICERS

                                          LENGTH OF SERVICE
NAME, POSITION AND                            AS TRUSTEE                       NUMBER OF
   YEAR OF BIRTH                            (YEAR BEGAN)                    FUNDS OVERSEEN
----------------------           -----------------------------------       ----------------
CARL G. VERBONCOEUR*                  Rydex Series Funds - 2004                   114
Trustee, President (1952)            Rydex Variable Trust - 2004
                                      Rydex Dynamic Funds - 2004
                                        Rydex ETF Trust - 2004
                              Rydex Capital Partners SPhinX Fund - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Chief Executive Officer of Rydex Fund Services, Inc., PADCO Advisors, Inc., PADCO Advisors II, Inc., and Rydex Distributors, Inc. (2003 to present); Executive Vice President of Rydex Fund Services, Inc. (2000 to 2003); Vice President of Rydex Fund Services, Inc. and Rydex Distributors, Inc. (1997 to 2000)

                           --------------------------

MICHAEL P. BYRUM*                    Rydex Series Funds - 2005                    114
Trustee, Vice President and         Rydex Variable Trust - 2005
Secretary (1970)                     Rydex Dynamic Funds - 2005
                                       Rydex ETF Trust - 2005
                             Rydex Capital Partners SPhinX Fund - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Secretary of Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic Funds (2004 to present); Vice President of Rydex Series Funds (1997 to present); Vice President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); Vice President of Rydex ETF Trust (2002 to present); President and Trustee of Rydex Capital Partners SPhinX Fund (2003 to present); President of Rydex Global Advisors (2004 to present); Chief Operating Officer of Rydex Global Advisors and Rydex Distributors, Inc. (2003 to 2004)

--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

                                         LENGTH OF SERVICE
NAME, POSITION AND                           AS TRUSTEE                        NUMBER OF
  YEAR OF BIRTH                             (YEAR BEGAN)                    FUNDS OVERSEEN
-------------------             -----------------------------------         ----------------
COREY A. COLEHOUR                    Rydex Series Funds - 1993                     114
Trustee (1945)                      Rydex Variable Trust - 1998
                                    Rydex Dynamic Funds - 1999
                                      Rydex ETF Trust - 2003
                             Rydex Capital Partners SPhinX Fund - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Senior Vice President of Marketing/Co-Owner, Schield Management Company

                           --------------------------

J. KENNETH DALTON                    Rydex Series Funds - 1995                     114
Trustee (1941)                      Rydex Variable Trust - 1998
                                    Rydex Dynamic Funds - 1999
                                      Rydex ETF Trust - 2003
                             Rydex Capital Partners SPhinX Fund - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Mortgage Banking Consultant and Investor, The Dalton Group

                           --------------------------

JOHN O. DEMARET                      Rydex Series Funds - 1997                     114
Trustee (1940)                      Rydex Variable Trust - 1998
                                    Rydex Dynamic Funds - 1999
                                      Rydex ETF Trust - 2003
                             Rydex Capital Partners SPhinX Fund - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired

                           --------------------------


                                      THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 61

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                         LENGTH OF SERVICE
NAME, POSITION AND                           AS TRUSTEE                         NUMBER OF
  YEAR OF BIRTH                             (YEAR BEGAN)                      FUNDS OVERSEEN
--------------------             -----------------------------------        ------------------
WERNER E. KELLER                     Rydex Series Funds - 2005                     114
Trustee (1940)                      Rydex Variable Trust - 2005
                                     Rydex Dynamic Funds - 2005
                                       Rydex ETF Trust - 2005
                             Rydex Capital Partners SPhinX Fund - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired (2001 to present); Chairman, Centurion Capital Management (1991 to 2001)

                           --------------------------

THOMAS F. LYDON, JR.                 Rydex Series Funds - 2005                    114
Trustee (1960)                      Rydex Variable Trust - 2005
                                    Rydex Dynamic Funds - 2005
                                      Rydex ETF Trust - 2005
                             Rydex Capital Partners SPhinX Fund - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: President, Global Trends
Investments

                           ---------------------------

PATRICK T. MCCARVILLE                 Rydex Series Funds - 1997                   114
Trustee (1942)                       Rydex Variable Trust - 1998
                                     Rydex Dynamic Funds - 1999
                                       Rydex ETF Trust - 2003
                             Rydex Capital Partners SPhinX Fund - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Founder and Chief Executive Officer, Par Industries, Inc.

                           ---------------------------

ROGER SOMERS                          Rydex Series Funds - 1993                   114
Trustee (1944)                       Rydex Variable Trust - 1998
                                     Rydex Dynamic Funds - 1999
                                       Rydex ETF Trust - 2003
                             Rydex Capital Partners SPhinX Fund - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Owner, Arrow Limousine
--------------------------------------------------------------------------------

EXECUTIVE OFFICERS

NAME, POSITION AND                                                        PRINCIPAL OCCUPATIONS
  YEAR OF BIRTH                                                           DURING PAST FIVE YEARS
------------------------------                       ---------------------------------------------------------------
NICK BONOS*                                           Vice President and Treasurer of Rydex Series Funds, Rydex
Vice President and Treasurer (1963)                   Variable Trust, Rydex Dynamic Funds, Rydex ETF Trust, and
                                                      Rydex Capital Partners SPhinX Fund (2003 to present); Senior
                                                      Vice President of Rydex Fund Services, Inc. (2003 to present);
                                                      Vice President of Accounting of Rydex Fund Services, Inc.
                                                      (2000 to 2003)

JOANNA M. HAIGNEY*                                    Chief Compliance Officer Rydex Series Funds, Rydex Variable
Chief Compliance Officer and Assistant Secretary      Trust, and Rydex Dynamic Funds (2004 to present); Assistant
(1967)                                                Secretary of Rydex Series Funds, Rydex Variable Trust, and
                                                      Rydex Dynamic Funds (2000 to present); Assistant Secretary of
                                                      Rydex ETF Trust (2002 to present); Secretary of Rydex Capital
                                                      Partners SPhinX Fund, (2003 to present); Vice President of
                                                      Compliance of Rydex Fund Services, Inc. (2000 to present)

* OFFICERS OF THE FUND ARE DEEMED TO BE "INTERESTED PERSONS" OF THE TRUST, WITHIN THE MEANING OF SECTION 2(A)(19) OF THE 1940 ACT, INASMUCH AS THIS PERSON IS AFFILIATED WITH THE ADVISOR.


62 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

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

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

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

                            [LOGO] RYDEXINVESTMENTS
                   Essential for modern markets(TM)

                   9601 Blackwell Road, Suite 500
                   Rockville, MD 20850
                   www.rydexinvestments.com
                   800.820.0888
                   DYN-ANN-1205X1206


ITEM 2. CODE OF ETHICS.

The Board of Trustees of the Trust has adopted a Combined Code of Ethics (the "Code") pursuant to Rule 17j-1 under the 1940 Act. The Advisor and Distributor are also covered by the Code. The Code applies to the personal investing activities of trustees, directors, officers, and certain employees ("access persons"). Rule 17j-1 and the Code are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Code, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. No substantive amendments were approved or waivers were granted to the Code during the period covered by this report. The Code is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

While the members of the audit committee have many years of experience in business and finance, including working with fund financial statements and auditors, they do not feel that the background and experience of any single member would meet the qualifications necessary to be a "financial expert" as that term is defined by the Securities and Exchange Commission. Nonetheless, the committee has determined that, together, its collective financial experience and expertise makes an individual financial expert unnecessary at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)-(d) The aggregate Audit Fees billed by PricewaterhouseCoopers LLP ("PWC"), the Trust's principal accountant, for the audit of the annual financial statements in connection with statutory and regulatory filings for the fiscal years ended December 31, 2005 and December 31, 2004 were $112,400 and $92,070, respectively. The aggregate Tax Fees billed by PWC for professional services rendered for tax compliance, tax advice, and tax planning, including preparation of tax returns and distribution assistance, for the fiscal years ended December 31, 2005 and December 31, 2004 were $70,200 and $68,120, respectively.

(e) The audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment advisor, and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such service is required between regularly scheduled audit committee meetings, the chairman of the audit committee, J. Kenneth Dalton, is authorized to pre-approve the service with full committee approval at the next scheduled meeting. There shall be no waivers of the pre-approval process. No services described in
(b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant's accountant for the most recent fiscal year and the preceding fiscal year for services rendered to the registrant, the investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant were $40,000 and $18,000, respectively. These aggregate fees were less than the aggregate fees billed for the same periods by the registrant's principal accountant for audit services rendered to the registrant, the investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. As such, the audit committee has considered these services in maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation on March 9, 2006, the President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex Dynamic Funds (the "Trust") believe that, except for the material weakness described below, there were no significant deficiencies in the design or operation of the internal controls of the Trust or Rydex Global Advisors ("RGA"), the investment advisor and manager of the Trust, or Rydex Distributors, Inc. ("RD"), which acts as distributor for the Trust, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) which would have adversely affected the ability of the Trust or RGA on behalf of the Trust, to record, process, summarize, and report the subject matter contained in this Report. The President and Treasurer of the Trust have determined that the lack of effective control (review) over calculations supporting the tax liability of the funds of the Trust is a material weakness in internal controls. Specifically, the calculation of distributions to shareholders was not complete and accurate. In addition, this control deficiency could result in a misstatement to tax expense and tax liability that could result in a material misstatement of financial statements that would not be prevented or detected. The President and Treasurer of the Trust have not identified any other material weaknesses in such internal controls.

There was no fraud, whether or not material, involving officers or employees of RGA, RD, or the Trust who have a significant role in the Trust's internal controls, including disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940) that has come to the attention of the Advisor or the officers of the Trust, including its President and Treasurer.

(b) There were no significant changes in the Trust's or RGA's internal controls over financial reporting, (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b) A certification by the registrant's President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                      Rydex Dynamic Funds
            --------------------------------------------------------------------

By (Signature and Title)*        /s/ Carl G. Verboncoeur
                         -------------------------------------------------------
                                     Carl G. Verboncoeur, President

Date     March 9, 2006
    ----------------------------------------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Carl G. Verboncoeur
                         -------------------------------------------------------
                                     Carl G. Verboncoeur, President

Date     March 9, 2006
    ----------------------------------------------------------------------------

By (Signature and Title)*        /s/ Nick Bonos
                         -------------------------------------------------------
                                     Nick Bonos, Vice President and Treasurer

Date     March 9, 2006
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.